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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2022 to December 31, 2022

Item 1. Reports to Stockholders

2022 ANNUAL REPORT
Russell Investment Funds
DECEMBER 31, 2022
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
To Our Shareholders 3
U.S. Strategic Equity Fund 4
U.S. Small Cap Equity Fund 25
International Developed Markets Fund 53
Strategic Bond Fund 77
Global Real Estate Securities Fund 125
Notes to Schedule of Investments 145
Notes to Financial Highlights 147
Notes to Financial Statements 148
Report of Independent Registered Public Accounting Firm 168
Tax Information 170
Affiliated Brokerage Transactions 171
Basis for Approval of Investment Advisory Contracts 172
Shareholder Requests for Additional Information 173
Disclosure of Information about Fund Trustees and Officers 174
Adviser, Money Managers and Service Providers 181
Russell Investment Funds
Annual Report
December 31, 2022
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Improving the financial security of our investors is our purpose. That has never changed. For those individuals seeking to navigate the challenging world of investing, what’s the best strategy? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2022 has been challenging, both in markets and investing:
For the one-year period ended December 31, 2022, U.S. equities returned -18.11%, according to the S&P 500.*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of -14.45%.*
With the market volatility, rising interest rates from the U.S. Federal Reserve (the Fed), and difficult inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it is just as vital to have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we look forward, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We have a small preference for non-U.S. developed equities over U.S. equities. They are relatively cheaper and we expect they will benefit from U.S. dollar weakness, should the Fed become less hawkish.
We believe inflation should be on a downward trend across developed economies over the next few months. For headline inflation, this requires that oil and natural gas prices at least stabilize at current levels. We believe that core inflation, which excludes food and energy costs, is close to peaking in most regions.
We expect that emerging market equities could recover if there is significant China stimulus, the Fed slows the pace of tightening, energy prices subside, and the U.S. dollar weakens. For now, we believe a neutral stance on emerging market equities is warranted.
Let me say once again that at Russell Investments, our stated purpose is to improve people’s financial security. For more than 85 years, we’ve been providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
We value the trust you have placed in our firm—there’s nothing we value more. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500
®
Index is an index, with dividends reinvested, of 500 issues
representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
4 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
Total
Return
1 Year (20 .86)%
5 Years 6 .79%§
10 Years 10 .79%§
Russell 1000
®
Index**
Total
Return
1 Year (19 .13)%
5 Years 9 .13%§
10 Years 12 .37%§

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
U.S. Strategic Equity Fund 5
The U.S. Strategic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of December 31, 2022, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal
year”), the Fund lost 20.86%. This is compared to the Fund’s benchmark, the Russell 1000
®
Index, which lost 19.13% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Large Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
17.38%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious
challenges for the U.S. economic outlook. In response, the
Federal Reserve’s monetary policy pivoted into restrictive
territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and utilities were the best performing sectors while communication services and
consumer discretionary lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation and lower market capitalization compared to its benchmark. Overall, the Fund’s factor tilts provided mixed results as the tilt toward value was rewarded while the tilt toward lower size detracted.
Sector allocation decisions were moderately positive over
the fiscal year, especially an underweight to the information technology sector and an overweight to the health care sector.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Stock selection meaningfully detracted from performance, due mainly to underperforming holdings within the health care and information technology sectors.
With respect to certain of the Fund’s money managers,
Brandywine Global Investment Management, LLC outperformed
its RIM-assigned benchmark. The money manager’s focus
on identifying attractively valued stocks worked well in the market environment. Stock selection was positive within the
communication services and health care sectors. Sector tilts were also beneficial, especially overweights to utilities and energy.
Jackson Square Partners, LLC (“Jackson Square”)
underperformed its RIM-assigned benchmark for the period
of the fiscal year it was a money manager in the Fund. Stock selection within the information technology, communication
services, and health care sectors was the primary driver
of relative underperformance. Sector allocation decisions
had a moderately positive effect on performance, including
overweights to the health care and industrials sectors.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality, and low volatility factors. During the fiscal year, the strategy outperformed its RIM-assigned benchmark.

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
6 U.S. Strategic Equity Fund
Tilts toward stocks with lower valuation and lower volatility were rewarded. Sector allocation decisions moderately detracted from performance, including underweights to the utilities and health care sectors.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
In September 2022, RIM hired J.P. Morgan Investment
Management, Inc. and William Blair Investment Management,
LLC and terminated Jackson Square and HS Management
Partners, LLC as money managers for the Fund. Additionally,
RIM allocated Fund assets to Jacobs Levy Equity Management,
Inc.’s existing mandate. Allocations to other money manager
strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2022 Styles
Brandywine Global Investment
Management, LLC Value
Jacobs Levy Equity Management, Inc. Market Oriented
J.P. Morgan Investment Management Inc. Market Oriented
William Blair Investment Management,
LLC
Growth
* Assumes initial investment on January 1, 2013.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
U.S. Strategic Equity Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 1,011.80 $ 1,020.57
Expenses Paid During Period* $ 4.67 $ 4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.1%
Consumer Discretionary - 14.3%
Advance Auto Parts, Inc. 2,439 359
Amazon.com, Inc.(Æ)(Û) 112,661 9,464
Autoliv, Inc. 8,229 630
AutoZone, Inc.(Æ) 747 1,842
Bright Horizons Family Solutions, Inc.(Æ)
(Ð) 3,994 252
Cavco Industries, Inc.(Æ)(Û) 619 140
Chegg, Inc.(Æ) 11,889 300
Chipotle Mexican Grill, Inc. Class A(Æ) 899 1,247
Comcast Corp. Class A 46,090 1,612
Costco Wholesale Corp.(Û) 11,612 5,301
Dave & Buster's Entertainment, Inc.(Æ) 1,200 43
Dillard's, Inc. Class A 618 200
Discovery Communications LLC(Æ) 64,668 613
Dollar General Corp. 6,213 1,530
Domino's Pizza, Inc.(Û) 1,352 468
DR Horton, Inc. 7,607 678
Expedia Group, Inc.(Æ) 6,632 581
FactSet Research Systems, Inc.(Ð) 2,852 1,144
Ford Motor Co. 94,870 1,103
Garmin, Ltd. 7,007 647
General Motors Co. 67,135 2,258
Genuine Parts Co. 3,571 620
Goodyear Tire & Rubber Co. (The)(Æ) 11,962 121
Grand Canyon Education, Inc.(Æ)(Ð) 3,100 328
Hilton Worldwide Holdings, Inc.(Û) 8,477 1,071
Home Depot, Inc. (The) 4,232 1,337
Hyatt Hotels Corp. Class A(Æ) 3,993 361
Lear Corp. 4,685 581
Lithia Motors, Inc. Class A 2,815 576
Live Nation Entertainment, Inc.(Æ)(Ð) 24,656 1,719
Lowe's Cos., Inc. 5,729 1,141
Madison Square Garden Sports Corp. Class
A 1,517 278
Marriott International, Inc. Class A 12,493 1,860
McDonald's Corp. 8,306 2,189
Netflix, Inc.(Æ)(Ð) 5,388 1,589
Nike, Inc. Class B 32,924 3,852
Norton LifeLock, Inc.(Æ) 17,753 380
NVR, Inc.(Æ) 205 946
O'Reilly Automotive, Inc.(Æ) 3,777 3,188
Penn National Gaming, Inc.(Æ) 53,374 1,585
PulteGroup, Inc. 16,315 743
Ross Stores, Inc.(Ð) 8,623 1,001
SeaWorld Entertainment, Inc.(Æ) 2,715 145
Spotify Technology SA(Æ) 2,120 167
Starbucks Corp. 17,365 1,723
Target Corp.(Ð) 12,988 1,936
Tesla, Inc.(Æ)(Û) 23,163 2,853
TJX Cos., Inc. (The) 8,764 698
Tractor Supply Co. 1,938 436
TripAdvisor, Inc.(Æ) 8,059 145
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,394 654
Under Armour, Inc. Class A(Æ)(Û) 18,400 187
Walmart, Inc. 7,565 1,073
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walt Disney Co. (The)(Æ) 16,635 1,445
World Wrestling Entertainment, Inc. Class
A(Ð) 2,197 151
Zillow Group, Inc. Class A(Æ)(Û) 7,370 230
67,721
Consumer Staples - 4.8%
Altria Group, Inc.(Û) 11,185 511
Archer-Daniels-Midland Co. 10,495 975
Coca-Cola Co. (The) 37,942 2,414
Conagra Brands, Inc. 60,033 2,323
CVS Health Corp. 30,949 2,884
Energizer Holdings, Inc. - GDR(Æ)(Û) 1,840 71
Estee Lauder Cos., Inc. (The) Class A 7,746 1,922
General Mills, Inc. 5,975 501
Haleon PLC - ADR(Æ) 103,518 828
Hershey Co. (The)(Û) 4,544 1,052
Ingredion, Inc. 6,722 658
Kraft Heinz Foods Co. 8,658 353
Kroger Co. (The) 35,519 1,583
Monster Beverage Corp.(Æ) 5,497 558
PepsiCo, Inc. 7,381 1,334
Philip Morris International, Inc. 6,432 651
Procter & Gamble Co. (The) 12,022 1,822
Sprouts Farmers Market, Inc.(Æ)(Ð) 10,054 325
Tyson Foods, Inc. Class A 20,178 1,256
Walgreens Boots Alliance, Inc. 20,628 771
22,792
Energy - 4.1%
Arch Resources, Inc. 649 93
BP PLC - ADR 41,519 1,450
Canadian Natural Resources, Ltd. 13,475 748
Chevron Corp. 16,679 2,994
CVR Energy, Inc. 4,293 134
EOG Resources, Inc.(Û) 12,312 1,595
Exxon Mobil Corp. 17,252 1,903
Kinder Morgan, Inc. 80,758 1,460
Marathon Petroleum Corp. 8,580 999
Occidental Petroleum Corp. 12,125 764
Patterson-UTI Energy, Inc. 3,095 52
PBF Energy, Inc. Class A 3,748 153
Phillips 66 11,151 1,160
Pioneer Natural Resources Co. 9,965 2,276
Shell PLC - ADR 20,546 1,170
Valero Energy Corp.(Û) 8,711 1,105
Williams Cos., Inc. (The) 36,996 1,217
19,273
Financial Services - 16.5%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 20,495 1,195
Aflac, Inc. 12,803 921
Allstate Corp. (The)(Ð)(Û) 7,997 1,084
American Express Co. 3,210 474
American Tower Corp.(ö) 2,939 623

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameriprise Financial, Inc. 2,841 885
Apollo Global Management, Inc. 40,966 2,613
Assurant, Inc. 2,349 294
AvalonBay Communities, Inc.(ö) 1,384 224
Axis Capital Holdings, Ltd. 7,977 432
Bank of America Corp. 69,861 2,314
Bank of New York Mellon Corp. (The) 11,156 508
Berkshire Hathaway, Inc. Class B(Æ) 5,655 1,747
BlackRock, Inc. Class A 1,047 742
BOK Financial Corp. 2,971 308
Brighthouse Financial, Inc.(Æ)(Ð) 9,135 468
Brown & Brown, Inc. 6,668 380
Camden Property Trust(ö)(Û) 5,423 607
Capital One Financial Corp.(Û) 8,162 759
Cboe Global Markets, Inc. 2,667 335
CBRE Group, Inc. Class A 8,826 679
Charles Schwab Corp. (The)(Û) 26,837 2,234
Chubb, Ltd. 3,526 778
Citigroup, Inc. 73,030 3,303
CME Group, Inc. Class A 2,510 422
CNO Financial Group, Inc. 9,993 228
Comerica, Inc.(Ð) 6,420 429
Crown Castle, Inc.(ö) 4,379 594
Cullen/Frost Bankers, Inc.(Ð) 3,581 479
DiamondRock Hospitality Co.(ö) 20,388 167
Equinix, Inc.(Æ)(ö) 815 534
Equity Commonwealth(ö) 12,854 321
Equity Residential(ö) 5,203 307
Evercore, Inc. Class A 4,258 464
Extra Space Storage, Inc.(ö) 1,768 260
First Industrial Realty Trust, Inc.(ö)(Û) 1,366 66
First Republic Bank 7,079 863
Gaming and Leisure Properties, Inc.(ö) 9,905 516
Globe Life, Inc.(Æ) 4,638 559
Goldman Sachs Group, Inc. (The) 3,754 1,289
Hartford Financial Services Group, Inc. 7,036 534
Highwoods Properties, Inc.(Ð)(ö) 3,283 92
Host Hotels & Resorts, Inc.(Ð)(ö)(Û) 35,939 577
Howard Hughes Corp. (The)(Æ) 9,813 750
Interactive Brokers Group, Inc. Class A(Û) 5,770 417
Intercontinental Exchange, Inc. 4,477 459
Invitation Homes, Inc.(ö) 9,380 278
Jackson Financial, Inc. Class A 8,597 299
JPMorgan Chase & Co. 30,827 4,134
Lamar Advertising Co. Class A(ö) 5,345 505
Lincoln National Corp. 7,160 220
LPL Financial Holdings, Inc. 3,754 812
M&T Bank Corp. 1,614 234
Marsh & McLennan Cos., Inc. 2,460 407
MasterCard, Inc. Class A 24,314 8,455
Morgan Stanley 27,828 2,366
New York Community Bancorp, Inc. 103,508 890
Northern Trust Corp. 6,720 595
Park Hotels & Resorts, Inc.(ö) 13,633 161
Pinnacle Financial Partners, Inc. 2,070 152
PNC Financial Services Group, Inc. (The) 2,667 421
Popular, Inc. 6,926 459
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 9,890 1,283
Prologis, LP(ö) 19,823 2,235
Public Storage(ö) 2,078 582
Raymond James Financial, Inc. 16,081 1,718
Reinsurance Group of America, Inc. Class A 10,098 1,435
RenaissanceRe Holdings, Ltd. 3,867 712
Rexford Industrial Realty, Inc.(ö) 6,133 335
RLJ Lodging Trust(ö) 13,300 141
Ryan Specialty Group Holdings, Inc. Class
A(Æ) 7,190 298
Ryman Hospitality Properties, Inc.(ö)(Û) 1,893 155
SEI Investments Co. 6,370 371
SLM Corp.(Ð) 25,618 425
SVB Financial Group(Æ) 303 70
Synchrony Financial 24,063 791
T. Rowe Price Group, Inc. 6,297 687
Texas Capital Bancshares, Inc.(Æ) 3,336 201
Travelers Cos., Inc. (The) 3,572 670
Truist Financial Corp. 44,037 1,895
US Bancorp 34,805 1,518
Visa, Inc. Class A 8,314 1,727
Wells Fargo & Co. 42,724 1,764
Western Alliance Bancorp 4,424 263
Willis Towers Watson PLC(Æ) 5,012 1,226
WP Carey, Inc.(ö) 3,841 300
WR Berkley Corp.(Ð) 21,763 1,579
Xenia Hotels & Resorts, Inc.(ö) 6,573 87
Zions Bancorp NA 14,018 689
77,779
Health Care - 14.3%
Abbott Laboratories 9,056 994
AbbVie, Inc. 23,125 3,737
Acadia Pharmaceuticals, Inc.(Æ) 11,863 189
Agilent Technologies, Inc. 7,159 1,071
Alignment Healthcare, Inc.(Æ) 5,940 70
Amgen, Inc. 3,064 805
Anthem, Inc.(Æ) 2,463 1,263
AstraZeneca PLC - ADR 10,761 730
Baxter International, Inc. 15,162 773
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 4,879 56
Biogen, Inc.(Æ) 3,118 863
Blueprint Medicines Corp.(Æ)(Ð) 1,542 68
Boston Scientific Corp.(Æ) 36,980 1,711
Bristol-Myers Squibb Co. 35,002 2,518
Cardinal Health, Inc.(Ð) 13,332 1,025
Centene Corp.(Æ) 9,662 792
Cigna Corp. 4,662 1,545
DaVita HealthCare Partners, Inc.(Æ) 4,000 299
Dentsply Sirona, Inc. 23,145 737
Edwards Lifesciences Corp.(Æ) 3,092 231
Eli Lilly & Co. 2,590 948
Exelixis, Inc.(Æ) 19,370 311
Gilead Sciences, Inc. 16,762 1,439
GSK Finance No. 3 PLC - ADR 28,911 1,016
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 991 55
HCA Healthcare, Inc. 11,912 2,858

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Horizon Therapeutics PLC(Æ) 9,721 1,106
Humana, Inc.(Û) 2,735 1,401
Incyte Corp.(Æ)(Û) 10,845 871
Intuitive Surgical, Inc.(Æ) 4,786 1,270
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 8,395 317
Jazz Pharmaceuticals PLC(Æ) 6,289 1,002
Johnson & Johnson 12,780 2,258
McKesson Corp. 3,663 1,374
Medtronic PLC 11,623 903
Merck & Co., Inc. 8,897 987
Mirati Therapeutics, Inc.(Æ)(Ð) 2,087 95
Moderna, Inc.(Æ) 4,611 828
Molina Healthcare, Inc.(Æ) 2,869 947
Neurocrine Biosciences, Inc.(Æ)(Ð)(Û) 494 59
NuVasive, Inc.(Æ) 6,309 260
Pfizer, Inc. 46,701 2,393
PTC Therapeutics, Inc.(Æ) 4,242 162
Qiagen NV(Æ) 14,919 744
Regeneron Pharmaceuticals, Inc.(Æ) 1,935 1,396
Sarepta Therapeutics, Inc.(Æ) 5,398 699
Stryker Corp. 11,104 2,715
Syneos Health, Inc. Class A(Æ) 17,805 653
Tenet Healthcare Corp.(Æ) 3,885 190
Thermo Fisher Scientific, Inc. 2,099 1,156
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 4,442 206
United Therapeutics Corp.(Æ) 3,735 1,039
UnitedHealth Group, Inc. 17,149 9,092
Veeva Systems, Inc. Class A(Æ) 7,741 1,249
Vertex Pharmaceuticals, Inc.(Æ)(Û) 7,060 2,039
Viatris, Inc. 108,887 1,212
West Pharmaceutical Services, Inc. 1,298 305
Zoetis, Inc. Class A 16,542 2,424
67,456
Materials and Processing - 3.9%
Air Products & Chemicals, Inc. 1,489 459
Albemarle Corp.(Ð) 2,699 585
Boise Cascade Co. 2,218 152
Celanese Corp. Class A 588 60
CF Industries Holdings, Inc. 5,882 501
Comfort Systems USA, Inc. 500 58
Copart, Inc.(Æ) 41,406 2,521
Crown Holdings, Inc. 11,907 979
DuPont de Nemours, Inc. 14,539 998
Eastman Chemical Co. 12,983 1,057
Element Solutions, Inc.(Æ)(Ð) 11,750 214
Fastenal Co. 11,876 562
FMC Corp. 5,719 714
Freeport-McMoRan, Inc. 26,667 1,013
Huntsman Corp.(Ð) 14,231 391
Linde PLC(Æ) 6,350 2,071
Mosaic Co. (The) 8,327 365
MP Materials Corp.(Æ)(Ð) 3,107 75
Newmont Corp. 16,451 777
Nucor Corp. 5,270 695
PPG Industries, Inc. 6,932 872
Resideo Technologies, Inc.(Æ) 1,000 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southern Copper Corp. 6,599 399
Trane Technologies PLC 13,304 2,236
Vulcan Materials Co. 4,335 759
18,530
Producer Durables - 11.1%
3M Co. 6,760 811
AECOM 7,569 643
AGCO Corp. 6,328 878
Alaska Air Group, Inc.(Æ) 13,738 590
Allison Transmission Holdings, Inc. Class A 16,868 702
Ametek, Inc. 4,694 656
AO Smith Corp. 9,766 559
Automatic Data Processing, Inc. 1,848 441
Carlisle Cos., Inc. 967 228
CH Robinson Worldwide, Inc. 2,832 259
Cintas Corp. 1,009 456
CoStar Group, Inc.(Æ) 39,097 3,021
Cummins, Inc. 4,006 971
Deere & Co. 2,707 1,161
Delta Air Lines, Inc.(Æ) 28,717 944
Dover Corp. 4,852 657
Eaton Corp. PLC 15,400 2,417
Emerson Electric Co. 11,705 1,124
Encore Wire Corp.(Ð) 811 112
Equifax, Inc. 3,542 688
Expeditors International of Washington, Inc.
(Ð) 14,791 1,537
FedEx Corp.(Û) 12,856 2,227
Fortive Corp. 20,164 1,295
FTI Consulting, Inc.(Æ) 2,592 412
General Dynamics Corp. 4,195 1,041
Gentex Corp. 22,553 615
Global Payments, Inc. 9,640 957
Hubbell, Inc. Class B 2,011 472
IDEX Corp. 1,663 380
Illinois Tool Works, Inc. 1,907 420
Insperity, Inc.(Û) 1,495 170
JB Hunt Transport Services, Inc. 2,407 420
Keysight Technologies, Inc.(Æ) 2,948 504
L3Harris Technologies, Inc. 2,956 615
Lamb Weston Holdings, Inc.(Û) 6,663 595
Landstar System, Inc. 7,764 1,265
Littelfuse, Inc. 2,193 483
Lockheed Martin Corp.(Û) 4,196 2,041
Magna International, Inc. Class A 8,549 480
MarketAxess Holdings, Inc. 1,560 435
Mettler-Toledo International, Inc.(Æ) 276 399
Moody's Corp. 1,907 531
Morningstar, Inc. 1,316 285
Murphy USA, Inc. 1,845 516
Nordson Corp. 2,133 507
Norfolk Southern Corp. 5,072 1,250
Northrop Grumman Corp. 1,795 979
Old Dominion Freight Line, Inc. 1,512 429
Oshkosh Corp. 5,122 452
PACCAR Financial Corp. 5,044 499

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Paychex, Inc. 3,091 357
PayPal Holdings, Inc.(Æ) 27,622 1,967
Pentair PLC 13,196 594
Regal Rexnord Corp. 4,637 556
Republic Services, Inc. Class A(Û) 5,783 746
S&P Global, Inc. 7,013 2,349
Skyline Champion Corp.(Æ)(Û) 1,199 62
Snap-on, Inc. 3,482 796
Teledyne Technologies, Inc.(Æ) 1,654 661
Terex Corp.(Ð) 2,219 95
Textron, Inc. 1,861 132
Travel + Leisure Co.(Æ) 5,883 214
Trimble Navigation, Ltd.(Æ) 6,567 332
Verisk Analytics, Inc. Class A 2,030 358
Vertiv Group Corp. 25,259 345
Vontier Corp. 43,812 847
Waste Management, Inc. 3,099 486
WillScot Mobile Mini Holdings Corp.(Æ) 6,695 302
WW Grainger, Inc. 978 544
Xerox Holdings Corp. 26,708 390
Zebra Technologies Corp. Class A(Æ) 2,637 676
52,338
Technology - 26.9%
Accenture PLC Class A 14,037 3,746
Activision Blizzard, Inc. 4,269 327
Adobe, Inc.(Æ) 7,671 2,582
Advanced Micro Devices, Inc.(Æ) 24,634 1,596
Alphabet, Inc. Class A(Æ) 134,129 11,834
Alphabet, Inc. Class C(Æ)(Û) 22,133 1,964
Amphenol Corp. Class A 7,850 598
Analog Devices, Inc. 6,293 1,032
Apple, Inc.(Û) 136,812 17,776
ASML Holding NV Class G 711 388
Atlassian Corp. Class A(Æ) 4,856 625
Avnet, Inc. 11,894 495
Box, Inc. Class A(Æ) 17,453 543
Broadcom, Inc. 1,442 806
Cadence Design Systems, Inc.(Æ) 4,570 734
CDW Corp. 2,869 512
Cirrus Logic, Inc.(Æ)(Ð) 4,513 336
Cisco Systems, Inc. 32,431 1,545
Cognizant Technology Solutions Corp.
Class A 13,357 764
CommScope Holding Co., Inc.(Æ) 20,591 151
CommVault Systems, Inc.(Æ) 6,079 382
Corteva, Inc.(Ð) 20,172 1,186
Crowdstrike Holdings, Inc. Class A(Æ) 5,277 556
Dell Technologies, Inc. Class C(Û) 41,497 1,669
DocuSign, Inc.(Æ) 9,140 507
Dropbox, Inc. Class A(Æ) 24,230 542
EPAM Systems, Inc.(Æ) 2,694 883
Extreme Networks, Inc.(Æ) 3,350 61
F5, Inc.(Æ) 3,843 551
Fair Isaac Corp.(Æ) 890 533
Fidelity National Information Services, Inc. 15,614 1,059
Fortinet, Inc.(Æ)(Ð) 22,506 1,100
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoDaddy, Inc. Class A(Æ) 11,844 886
Guidewire Software, Inc.(Æ) 12,688 794
Hewlett Packard Enterprise Co.(Ð)(Û) 85,469 1,364
HP, Inc.(Æ)(Û) 71,840 1,930
Impinj, Inc.(Æ)(Ð) 720 79
Informatica, Inc. Class A(Æ) 2,491 41
Intel Corp. 59,522 1,573
International Business Machines Corp. 5,234 737
Intuit, Inc. 6,718 2,615
Jabil Circuit, Inc. 5,293 361
Juniper Networks, Inc.(Û) 25,991 831
Lam Research Corp. 1,559 655
Leidos Holdings, Inc. 4,871 512
Lyft, Inc. Class A(Æ) 31,723 350
Meta Platforms, Inc. Class A(Æ)(Û) 34,956 4,207
Micron Technology, Inc. 31,802 1,589
Microsoft Corp.(Û) 116,056 27,833
NetApp, Inc.(Ð)(Û) 25,851 1,553
New Relic, Inc.(Æ) 4,591 259
Nutanix, Inc. Class A(Æ) 6,498 169
NVIDIA Corp. 10,985 1,605
NXP Semiconductors NV 12,145 1,919
ON Semiconductor Corp.(Æ)(Ð)(Û) 8,333 520
Oracle Corp. 16,980 1,388
Palo Alto Networks, Inc.(Æ)(Ð) 15,664 2,186
Pegasystems, Inc. 7,867 269
Pure Storage, Inc. Class A(Æ) 14,092 377
Qorvo, Inc.(Æ) 6,708 608
Qualys, Inc.(Æ) 1,833 206
Roper Technologies, Inc. 1,910 825
Salesforce, Inc.(Æ) 10,608 1,406
Semtech Corp.(Æ) 9,747 280
Skyworks Solutions, Inc. 6,863 625
Snap, Inc. Class A(Æ)(Ð) 10,009 90
Sonos, Inc.(Æ)(Ð)(Û) 11,077 187
Synopsys, Inc.(Æ) 2,112 674
Tenable Holdings, Inc.(Æ) 5,798 221
Teradyne, Inc. 21,840 1,908
Texas Instruments, Inc. 11,771 1,945
Tyler Technologies, Inc.(Æ) 1,042 336
Uber Technologies, Inc.(Æ) 23,661 585
Unity Software, Inc.(Æ)(Ñ) 16,182 463
Varonis Systems, Inc.(Æ) 9,483 227
Verint Systems, Inc.(Æ) 2,674 97
VeriSign, Inc.(Æ) 5,272 1,083
Viavi Solutions, Inc. Class W(Æ) 30,118 317
Western Digital Corp.(Æ) 16,615 524
Yelp, Inc. Class A(Æ) 7,889 216
Zscaler, Inc.(Æ)(Ð) 2,896 324
127,132
Utilities - 5.2%
APA Corp.(Û) 3,555 166
AT&T, Inc. 119,748 2,205
Baker Hughes Co. 44,991 1,329
Cheniere Energy, Inc.(Û) 7,887 1,183
CMS Energy Corp.(Ð) 7,030 445

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ConocoPhillips Co. 29,585 3,491
Constellation Energy Corp.(Û) 7,475 644
DTE Energy Co. 7,312 859
Edison International 17,214 1,095
Exelon Corp. 23,801 1,029
FirstEnergy Corp. 30,738 1,289
NextEra Energy, Inc. 35,684 2,983
NRG Energy, Inc. 13,936 443
PG&E Corp.(Æ) 17,073 278
Pinnacle West Capital Corp.(Ð) 6,563 499
T-Mobile USA, Inc.(Æ) 19,487 2,728
UGI Corp. 19,581 726
Verizon Communications, Inc. 45,540 1,794
Vistra Corp. 24,006 557
Xcel Energy, Inc. 10,048 705
24,448
Total Common Stocks
(cost $421,764) 477,469
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 17,776,610 (∞) 17,773
Total Short-Term Investments
(cost $17,770) 17,773
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 462,150 (∞)
462
Total Other Securities
(cost $462) 462
Total Investments - 105.0%
(identified cost $439,996) 495,704
Securities Sold Short - (5.0)%
Consumer Discretionary - (1.0)%
Advanced Energy Industries, Inc. (605) (52)
Altice USA, Inc. Class A(Æ) (46,977) (216)
Asbury Automotive Group, Inc.(Æ) (1,421) (255)
Caesars Entertainment, Inc.(Æ) (5,974) (249)
Callaway Golf Co.(Æ) (16,860) (333)
Churchill Downs, Inc. (444) (94)
Discovery Communications LLC(Æ) (43,589) (413)
DISH Network Corp. Class A(Æ) (18,536) (260)
Dorman Products, Inc.(Æ) (704) (57)
Five Below, Inc.(Æ) (2,671) (472)
Floor & Decor Holdings, Inc. Class A(Æ) (4,045) (282)
H&R Block, Inc. (10,301) (376)
Hilton Grand Vacations, Inc.(Æ) (4,467) (172)
LGI Homes, Inc.(Æ) (1,655) (153)
Mister Car Wash, Inc.(Æ) (44,516) (411)
Paramount Global Class B (20,361) (344)
Pool Corp. (1,333) (403)
(4,542)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - (0.2)%
BellRing Brands, Inc.(Æ) (5,840) (150)
Freshpet, Inc.(Æ) (8,471) (447)
MGP Ingredients, Inc. (2,581) (274)
(871)
Energy - (0.2)%
Cabot Oil & Gas Corp. (16,193) (398)
NextEra Energy, Inc. (3,849) (270)
Southwestern Energy Co.(Æ) (31,021) (181)
Sunrun, Inc.(Æ) (9,484) (228)
(1,077)
Financial Services - (1.2)%
Annaly Capital Management, Inc.(ö) (18,195) (384)
Apollo Global Management, Inc. (8,633) (551)
Arbor Realty Trust, Inc.(ö) (18,974) (250)
Berkshire Hathaway, Inc. Class B(Æ) (416) (129)
Blackstone Group, Inc. (The) Class A (5,294) (393)
Broadstone Net Lease, Inc.(ö) (24,084) (390)
Carlyle Group, LP (13,531) (404)
Focus Financial Partners LLC Class A(Æ) (5,320) (198)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (5,900) (171)
Independence Realty Trust, Inc.(ö) (19,698) (332)
Kite Realty Group Trust(ö) (17,503) (368)
KKR & Co., Inc. Class A (8,626) (400)
Lakeland Financial Corp. (1,880) (137)
Omega Healthcare Investors, Inc.(ö) (7,989) (223)
Progyny, Inc.(Æ) (2,840) (88)
Realty Income Corp.(ö) (6,730) (427)
SoFi Technologies, Inc.(Æ) (3,714) (17)
T. Rowe Price Group, Inc. (3,089) (337)
VICI Properties, Inc.(ö) (12,579) (408)
(5,607)
Health Care - (0.6)%
AdaptHealth Corp.(Æ) (8,970) (172)
Agiliti, Inc.(Æ) (4,650) (76)
Alnylam Pharmaceuticals, Inc.(Æ) (876) (208)
Embecta Corp. (4,201) (106)
ICU Medical, Inc.(Æ) (2,539) (400)
Karuna Therapeutics, Inc.(Æ) (356) (70)
Neogen Corp.(Æ) (12,457) (190)
Patterson Cos., Inc. (9,416) (264)
PerkinElmer, Inc. (3,087) (433)
Regeneron Pharmaceuticals, Inc.(Æ) (547) (395)
Repligen Corp.(Æ) (2,131) (361)
TransMedics Group, Inc.(Æ) (980) (60)
Vaxcyte, Inc.(Æ) (2,438) (117)
(2,852)
Materials and Processing - (0.3)%
International Flavors & Fragrances, Inc. (4,325) (454)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quaker Chemical Corp. (2,020) (337)
RBC Bearings, Inc.(Æ) (1,797) (376)
(1,167)
Producer Durables - (0.7)%
Affirm Holdings, Inc.(Æ) (1,693) (16)
Air Transport Services Group, Inc.(Æ) (4,880) (127)
ASGN, Inc.(Æ) (2,494) (203)
Coherent Corp.(Æ) (5,794) (203)
CoStar Group, Inc.(Æ) (4,641) (359)
Danaher Corp. (1,557) (413)
Fox Factory Holding Corp.(Æ) (2,610) (238)
GATX Corp. (3,938) (419)
LCI Industries (2,016) (186)
Maximus, Inc. (6,711) (492)
Moody's Corp. (1,384) (386)
Plug Power, Inc.(Æ) (1,667) (21)
Teledyne Technologies, Inc.(Æ) (1,112) (445)
(3,508)
Technology - (0.6)%
AppLovin Corp. Class A(Æ) (18,323) (193)
Aspen Technology, Inc.(Æ) (1,737) (357)
Azenta, Inc.(Æ) (5,193) (302)
Bentley Systems, Inc. Class B (12,200) (451)
Bumble, Inc. Class A(Æ) (9,461) (199)
Frontier Communications Corp.(Æ) (16,247) (414)
Intuit, Inc. (1,029) (400)
nCino, Inc.(Æ) (12,522) (331)
Opendoor Technologies, Inc.(Æ) (24,419) (28)
Procore Technologies, Inc.(Æ) (1,560) (74)
ViaSat, Inc.(Æ) (8,140) (258)
(3,007)
Utilities - (0.2)%
Civitas Resources, Inc. (4,529) (262)
New Fortress Energy, Inc. (3,925) (167)
Ziff Davis, Inc.(Æ) (4,441) (351)
(780)
Total Securities Sold Short
(proceeds $24,687) (23,411)
Other Assets and Liabilities,
Net – (0.0)%
(123)
Net Assets - 100.0%
472,170

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 94 USD 18,147 03/23 (622)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (622)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 67,721 $ — $ —
$ —
$ 67,721 14.3
Consumer Staples 22,792 — —
—
22,792 4.8
Energy 19,273 — —
—
19,273 4.1
Financial Services 77,779 — —
—
77,779 16.5
Health Care 67,456 — —
—
67,456 14.3
Materials and Processing 18,530 — —
—
18,530 3.9
Producer Durables 52,338 — —
—
52,338 11.1
Technology 127,132 — —
—
127,132 26.9
Utilities 24,448 — —
—
24,448 5.2
Short-Term Investments — — — 17,773 17,773 3.8
Other Securities — — — 462 462 0.1
Total Investments 477,469 — — 18,235 495,704 105.0
Securities Sold Short
***
(23,411) — — — (23,411) (5.0)
Other Assets and Liabilities, Net
(—)
*
100.0
Other Financial Instruments
Liabilities
Futures Contracts (622) — — — (622) (0.1)
Total Other Financial Instruments
**
$ (622) $ — $ — $ — $ (622)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 622
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (3,039)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (891)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2022
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 452 $ — $ 452
Total Financial and Derivative Assets
452 — 452
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 452 $ — $ 452
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Morgan Stanley
$ 452 $ — $ 452 $ —
Total
$ 452 $ — $ 452 $ —

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 23,411 $ — $ 23,411
Total Financial and Derivative Liabilities
23,411 — 23,411
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 23,411 $ — $ 23,411
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 23,411 $ — $ 23,411 $ —
Total
$ 23,411 $ — $ 23,411 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financi al Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
I
i
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 439,996
Investments, at fair value(*)(>) ....................................................................................................................................................
495,704
Receivables:
Dividends and interest ...................................................................................................................................................... 354
Dividends from affiliated funds ....................................................................................................................................... 64
Investments sold ............................................................................................................................................................... 532
Fund shares sold ............................................................................................................................................................... 34
From broker(a) ................................................................................................................................................................. 1,568
Total assets ...............................................................................................................................................................
498,256
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 603
Fund shares redeemed ...................................................................................................................................................... 536
Accrued fees to affiliates .................................................................................................................................................. 324
Other accrued expenses .................................................................................................................................................... 128
Variation margin on futures contracts .............................................................................................................................. 622
Securities sold short, at fair value(‡) ........................................................................................................................................... 23,411
Payable upon return of securities loaned ..................................................................................................................................... 462
Total liabilities ...........................................................................................................................................................
26,086
Net Assets ...............................................................................................................................................................
$ 472,170

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 19
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 56,32 4
Shares of beneficial interest .........................................................................................................................................................
302
Additional paid-in capital ............................................................................................................................................................
415,54 4
Net Assets ...............................................................................................................................................................
$ 472,170
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 15.62
Net assets ............................................................................................................................................................................. $ 472,170,313
Shares outstanding ($.01 par value) ..................................................................................................................................... 30,219,654
Amounts in thousands
(*)     Securities on loan included in investments $ 452
(‡)     Proceeds on securities sold short $ 24,687
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 18,235
(a)     Receivable from Broker for Futures $ 1,568
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,595
Dividends from affiliated funds ....................................................................................................................................... 301
Securities lending income (net) ....................................................................................................................................... 5
Total investment income ..............................................................................................................................................................
7,901
Expenses
Advisory fees ................................................................................................................................................................... 3,781
Administrative fees .......................................................................................................................................................... 259
Custodian fees .................................................................................................................................................................. 79
Transfer agent fees ........................................................................................................................................................... 23
Professional fees .............................................................................................................................................................. 127
Trustees’ fees .................................................................................................................................................................... 31
Printing fees ..................................................................................................................................................................... 29
Dividends from securities sold short ................................................................................................................................ 141
Interest expense paid on securities sold short .................................................................................................................. 46
Miscellaneous .................................................................................................................................................................. 20
Total expenses ..............................................................................................................................................................................
4,536
Net investment income (loss) .......................................................................................................................................................
3,365
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 28,960
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (3,039)
Securities sold short ......................................................................................................................................................... 832
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
26,749
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (158,670)
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. (891)
Securities sold short ......................................................................................................................................................... 1,276
Net change in unrealized appreciation (depreciation) ................................................................................................................. (158,280)
Net realized and unrealized gain (loss) ........................................................................................................................................ (131,531)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (128,166)

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 21
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,365 $ 1,914
Net realized gain (loss) ....................................................................................................................... 26,749 70,048
Net change in unrealized appreciation (depreciation) ........................................................................ (158,280) 38,784
Net increase (decrease) in net assets from operations .............................................................................. (128,166) 110,746
Distributions
To shareholders ................................................................................................................................... (41,639) (55,150)
Net decrease in net assets from distributions ............................................................................................ (41,639) (55,150)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 17,808 7,466
Total Net Increase (Decrease) in Net Assets ........................................................................
(151,997) 63,062
Net Assets
Beginning of period .................................................................................................................................. 624,167 561,105
End of period .............................................................................................................................................
$ 472,170 $ 624,167
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 467 $ 8,214 1,108 $ 23,948
Proceeds from reinvestment of distributions 2,467 41,639 2,623 55,150
Payments for shares redeemed (1,806) (32,045) (3,297) (71,632)
Total increase (decrease)
1,128 $ 17,808 434 $ 7,466

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
22 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2022 21.46 .11 (4.51) (4.40) (.10) (1.34)
December 31, 2021 19.58 .07 3.87 3.94 (.12) (1.94)
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1 .80) (.21) (3.40)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 23
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(1.44) 15.62 (20.86) 472,170 .88 .88 .65 100
(2.06) 21.46 20.40 624,167 .84 .84 .32 33
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
24 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains and losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 298,900
Administration fees 20,473
Transfer agent fees 1,801
Trustee fees 2,744
$ 323,918
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 26,470 $ 114,059 $ 122,758 $ (3) $ 5 $ 17,773 $ 301 $ —
U.S. Cash Collateral Fund 149 22,903 22,590 — — 462 13 —
$ 26,619 $ 136,962 $ 145,348 $ (3) $ 5 $ 18,235 $ 314 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 446,058,768 $ 68,853,154 $ (19,829,542) $ 49,023,612 $ — $ 5,400,545
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,043,293 $ 37,595,928 $ — $ 7,261,919 $ 47,888,459 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
U.S. Small Cap Equity Fund 25
U.S. Small Cap Equity Fund
Total
Return
1 Year (15 .96)%
5 Years 5 .24%§
10 Years 8 .85%§
Russell 2000
®
Index**
Total
Return
1 Year (20 .44)%
5 Years 4 .13%§
10 Years 9 .01%§

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
26 U.S. Small Cap Equity Fund
The U.S. Small Cap Equity Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time, including not allocating Fund
assets to one or more money manager strategies. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager at any time,
subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2022, the Fund had nine money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal
year”), the Fund lost 15.96%. This is compared to the Fund’s benchmark, the Russell 2000
®
Index, which lost 20.44% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Small Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
17.47%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious
challenges for the U.S. economic outlook. In response, the
Federal Reserve’s monetary policy pivoted into restrictive
territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and utilities were the best performing sectors while communication services and
information technology lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to small and micro capitalization stocks trading at discounted valuations as well as companies with higher growth, higher quality, and lower volatility. Within the U.S. small cap market, the preference for lower valuation and lower volatility stocks positively impacted benchmark-relative performance.
Sector allocation decisions (specifically, an underweight to communication services and an overweight to materials)
positively contributed to performance during the fiscal year.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Stock selection was the primary contributor to performance
during the fiscal year, including outperforming holdings within the health care, financials, and information technology sectors.
With respect to certain of the Fund’s money managers, DePrince,
Race & Zollo, Inc. outperformed it’s RIM-assigned benchmark
over the fiscal year. A tilt toward lower valuation companies was positive. Stock selection within the information technology and materials sectors was meaningfully rewarded. Additionally, an underweight to the health care sector and an overweight to the energy sector were positive.
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
outperformed the Fund’s benchmark over the fiscal year. The
money manager’s stock selection was a meaningful driver of
outperformance, especially within the industrials, health care, and information technology sectors. Jacobs Levy’s dynamic
factor weighting led to a tilt toward companies with lower
valuation which was rewarded. Additionally, sector allocation decisions were beneficial, including an overweight to utilities and an underweight to health care.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the
purchase of a stock portfolio. Using the output from quantitative and/or rules-based processes and qualitative analysis, the
strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along
factor and industry dimensions. The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors. During the fiscal

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
U.S. Small Cap Equity Fund 27
year, the strategy underperformed the Fund’s benchmark. A
tilt toward stocks with low valuation contributed positively to performance. However, sector allocation decisions detracted
from performance, including an underweight to energy and an
overweight to real estate.
During the fiscal year, RIM equitized the Fund’s cash using
index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, RIM allocated Fund assets to Calamos
Advisors, LLC’s existing mandate and determined to no longer allocate Fund assets to Ancora Advisors, LLC. Allocations to other money manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2022 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc. Growth
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company , LLC Market Oriented
Ranger Investment Management, L.P. Growth
* Assumes initial investment on January 1, 2013.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell
3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
28 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 1,046.10 $ 1,019.56
Expenses Paid During Period* $ 5.78 $ 5.70
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.3%
Consumer Discretionary - 11.2%
1-800-Flowers.com, Inc. Class A(Æ) 15,756 151
2U, Inc.(Æ) 9,595 60
Abercrombie & Fitch Co. Class A(Æ) 7,193 165
Academy Sports & Outdoors, Inc.(Û) 8,368 440
Advanced Energy Industries, Inc. 389 33
AerSale Corp.(Æ) 9,941 161
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 5,843 46
American Public Education, Inc.(Æ) 12,752 157
America's Car-Mart, Inc.(Æ) 11,136 805
Atkore, Inc.(Æ) 871 99
Barnes & Noble Education, Inc.(Æ) 21,937 38
Bassett Furniture Industries, Inc. 533 9
Beazer Homes USA, Inc.(Æ) 17,215 220
BJ's Restaurants, Inc.(Æ) 12,297 324
Bloomin' Brands, Inc. 8,090 163
Bluegreen Vacations Holding Corp. 654 16
Boot Barn Holdings, Inc.(Æ) 12,165 761
Brunswick Corp. 5,146 371
Buckle, Inc. (The) 4,266 193
Cadre Holdings, Inc. 11,934 240
Carriage Services, Inc. Class A 1,252 34
Carrols Restaurant Group, Inc.(Æ) 32,949 45
Celestica, Inc.(Æ) 16,815 189
Century Communities, Inc. 3,155 158
Cheesecake Factory, Inc. (The) 4,356 138
Chegg, Inc.(Æ) 20,725 524
Chuy's Holdings, Inc.(Æ) 2,648 75
Citi Trends, Inc.(Æ) 1,116 30
Comtech Telecommunications Corp.(Ð) 50 1
Cooper-Standard Holdings, Inc.(Æ) 1,055 10
Cracker Barrel Old Country Store, Inc. 5,133 486
Crocs, Inc.(Æ) 4,244 460
Curtiss-Wright Corp. 939 157
Dana Holding Corp. 24,884 376
Dave & Buster's Entertainment, Inc.(Æ) 3,354 119
Designer Brands, Inc. Class A 30,910 302
Dillard's, Inc. Class A(Ñ) 1,411 456
Driven Brands, Inc.(Æ) 2,077 57
Ethan Allen Interiors, Inc. 5,625 149
First Watch Restaurant Group, Inc.(Æ) 9,517 129
Foot Locker, Inc. 16,214 613
Genesco, Inc.(Æ) 2,732 126
G-III Apparel Group, Ltd.(Æ) 8,037 110
GMS, Inc.(Æ) 4,075 203
Goodyear Tire & Rubber Co. (The)(Æ) 47,254 480
GoPro, Inc. Class A(Æ) 16,280 81
Grand Canyon Education, Inc.(Æ) 4,451 470
Group 1 Automotive, Inc. 841 152
HealthStream, Inc.(Æ) 1,274 32
Hillenbrand, Inc. 5,283 225
Hyatt Hotels Corp. Class A(Æ)(Û) 1,529 138
International Game Technology PLC 21,217 481
John Wiley & Sons, Inc. Class A 4,010 161
Johnson Outdoors, Inc. Class A 3,478 230
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kohl's Corp. 10,041 254
Kura Sushi USA, Inc. Class A(Æ) 8,945 426
Landsea Homes Corp.(Æ) 22,682 118
La-Z-Boy, Inc. 3,254 74
Lear Corp.(Û) 4,246 527
Leonardo DRS, Inc.(Æ) 25,792 330
Levi Strauss & Co. Class A 20,573 319
Liberty Latin America, Ltd. Class C(Æ) 10,875 83
Light & Wonder, Inc. Class A(Æ) 4,258 249
Marine Products Corp. 24,343 286
MarineMax, Inc.(Æ) 1,973 62
MasterCraft Boat Holdings, Inc.(Æ) 1,111 29
Meritage Homes Corp.(Æ) 3,426 316
Monro Muffler Brake, Inc. 12,982 587
Motorcar Parts of America, Inc.(Æ) 7,749 92
Movado Group, Inc. 6,544 211
Newell Rubbermaid, Inc. 36,106 472
Nordstrom, Inc. 5,574 90
ODP Corp. (The)(Æ)(Ð) 1,999 91
Overstock.com, Inc.(Æ) 4,019 78
Portillo's, Inc. Class A(Æ) 3,737 61
Poshmark, Inc. Class A(Æ) 14,391 257
Potbelly Corp.(Æ) 16,394 91
PowerSchool Holdings, Inc. Class A(Æ) 8,934 206
PVH Corp.(Û) 3,453 244
QuinStreet, Inc.(Æ) 8,815 126
RealReal, Inc. (The)(Æ)(Ñ) 24,939 31
Red Rock Resorts, Inc. Class A 3,482 139
Reservoir Media, Inc.(Æ)(Ñ) 9,357 56
REV Group, Inc. 31,341 396
Rocky Brands, Inc. 5,340 126
Ruth's Hospitality Group, Inc. 18,593 288
Sally Beauty Holdings, Inc.(Æ) 6,785 85
Scholastic Corp. 14,891 588
SeaWorld Entertainment, Inc.(Æ) 2,578 138
Solo Brands, Inc. Class A(Æ)(Ñ) 37,525 140
Sonic Automotive, Inc. Class A 1,739 86
Standard Motor Products, Inc. 3,551 124
Steven Madden, Ltd. 8,520 272
Stitch Fix, Inc. Class A(Æ)(Ñ) 17,758 55
Stride, Inc.(Æ) 2,379 74
Target Hospitality Corp. Class A(Æ) 3,107 47
TEGNA, Inc. 5,607 119
Texas Roadhouse, Inc. Class A 8,742 795
Tilly's, Inc. Class A(Æ) 2,966 27
Toll Brothers, Inc.(Û) 4,080 204
Tri Pointe Homes, Inc.(Æ) 3,970 74
TripAdvisor, Inc.(Æ)(Û) 5,375 97
Udemy, Inc.(Æ) 15,877 167
Under Armour, Inc. Class A(Æ)(Û) 20,860 212
Universal Electronics, Inc.(Æ) 9,063 189
Universal Technical Institute, Inc.(Æ) 2,427 16
Vera Bradley, Inc.(Æ) 528 2
Vista Outdoor, Inc.(Æ) 3,540 86
Visteon Corp.(Æ) 500 65
Wingstop, Inc. 1,623 223
Xponential Fitness, Inc. Class A(Æ) 10,620 243

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
YETI Holdings, Inc.(Æ) 4,417 182
Zillow Group, Inc. Class A(Æ) 4,902 153
Zumiez, Inc.(Æ) 3,057 66
23,093
Consumer Staples - 4.7%
Alico, Inc. 5,315 127
Andersons, Inc. (The) 2,254 79
Boston Beer Co., Inc. Class A(Æ)(Ð) 72 24
Calavo Growers, Inc. 860 25
Celsius Holdings, Inc.(Æ) 8,968 933
Chefs' Warehouse Holdings, Inc.(Æ) 3,530 117
Dole PLC(Ñ) 10,754 104
elf Beauty, Inc.(Æ) 42,172 2,332
Energizer Holdings, Inc. - GDR(Æ) 9,408 363
Grocery Outlet Holding Corp.(Æ) 19,198 560
Hain Celestial Group, Inc. (The)(Æ)(Ð) 8,031 130
Healthcare Services Group, Inc. 45,041 541
Helen of Troy, Ltd.(Æ) 923 102
Herbalife Nutrition, Ltd.(Æ) 13,795 205
Honest Co., Inc. (The)(Æ) 37,438 113
Ingles Markets, Inc. Class A 1,056 102
Ingredion, Inc. 2,606 255
J&J Snack Foods Corp. 3,269 489
Medifast, Inc.(Û) 660 76
MGP Ingredients, Inc. 2,349 250
Nathan's Famous, Inc. 2,042 137
National Vision Holdings, Inc.(Æ) 3,613 140
Natural Grocers by Vitamin Cottage, Inc. 7,596 69
Nomad Foods, Ltd.(Æ) 6,445 111
Nu Skin Enterprises, Inc. Class A 6,213 262
Post Holdings, Inc.(Æ) 471 43
Primo Water Corp. 8,487 132
Quanex Building Products Corp. 16,209 384
Sovos Brands, Inc.(Æ) 56,479 812
Sprouts Farmers Market, Inc.(Æ) 6,160 199
SunOpta, Inc.(Æ) 7,779 66
Turning Point Brands, Inc. 844 18
United Natural Foods, Inc.(Æ) 3,688 143
USANA Health Sciences, Inc.(Æ)(Û) 698 37
Vector Group, Ltd. 8,000 95
9,575
Energy - 4.2%
Arch Resources, Inc.(Û) 1,963 280
Aris Water Solution, Inc. Class A 69,688 1,004
Array Technologies, Inc.(Æ) 3,478 67
ChampionX Corp. 20,215 586
CONSOL Energy, Inc. 421 27
CVR Energy, Inc.(Û) 2,553 80
Delek US Holdings, Inc. 8,088 218
Euro Manganese, Inc.(Æ) 253,943 56
Golar LNG, Ltd.(Æ) 9,527 217
Green Brick Partners, Inc.(Æ) 20,890 506
Green Plains, Inc.(Æ) 4,911 150
Helmerich & Payne, Inc. 4,081 202
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Energy, Inc. Class A 11,756 188
Magnolia Oil & Gas Corp.(Æ) 7,881 185
Matador Resources Co. 6,892 394
Matrix Service Co.(Æ) 19,781 123
Montauk Renewables, Inc.(Æ)(Ð) 1,985 22
Murphy Oil Corp. 2,973 128
National Energy Services Reunited Corp.
(Æ) 10,018 70
Natural Gas Services Group, Inc.(Æ) 13,253 152
NexTier Oilfield Solutions, Inc.(Æ) 38,232 353
NOV, Inc.(Æ) 12,976 271
NOW, Inc.(Æ) 3,434 44
Oil States International, Inc.(Æ) 14,241 106
Par Pacific Holdings, Inc.(Æ) 5,283 123
Patterson-UTI Energy, Inc.(Û) 9,777 165
PBF Energy, Inc. Class A(Û) 8,695 355
ProPetro Holding Corp.(Æ) 4,875 51
REX American Resources Corp.(Æ) 1,271 40
Select Energy Services, Inc. Class A 4,400 41
Sitio Royalties Corp. Class A 24,122 696
SM Energy Co. 15,242 531
Solaris Oilfield Infrastructure, Inc. Class A 52,216 518
Talon Metals Corp.(Æ) 268,500 98
US Silica Holdings, Inc.(Æ) 3,969 50
W&T Offshore, Inc.(Æ) 7,375 41
Warrior Met Coal, Inc. 10,817 375
Weatherford International PLC(Æ) 2,726 139
World Fuel Services Corp. 3,320 91
8,743
Financial Services - 22.1%
AGNC Investment Corp.(Æ) 8,461 88
Agree Realty Corp.(ö) 9,233 655
Air Lease Corp. Class A 1,960 75
Alpine Income Property Trust, Inc.(ö) 34,309 655
Amalgamated Financial Corp. 448 10
American Equity Investment Life Holding
Co. 6,556 299
Americold Realty Trust, Inc.(ö) 9,720 275
Ameris Bancorp 7,385 348
Amerisafe, Inc. 3,070 160
Anywhere Real Estate, Inc.(Æ) 10,108 65
Apple Hospitality REIT, Inc.(ö) 12,113 191
Argo Group International Holdings, Ltd. 2,556 66
Armada Hoffler Properties, Inc.(ö) 216 2
Associated Banc-Corp. 2,653 61
Atlantic Union Bankshares Corp.(Æ) 4,010 141
AXA Equitable Holdings(Ð) 1,631 47
Axis Capital Holdings, Ltd. 7,414 402
Axos Financial, Inc.(Æ) 1,510 58
Banc of California, Inc. 26,754 426
Bancorp, Inc. (The)(Æ) 3,618 103
Bank of Marin Bancorp 7,384 243
Bank of NT Butterfield & Son, Ltd. (The) 3,734 111
BankUnited, Inc. 7,875 268
Blackstone Mortgage Trust, Inc. Class A(ö) 6,097 129
Blucora, Inc.(Æ) 16,320 417

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brighthouse Financial, Inc.(Æ) 5,581 286
Brixmor Property Group, Inc.(ö) 12,407 281
Broadstone Net Lease, Inc.(ö) 7,769 126
Business First Bancshares, Inc. 20,324 450
Byline Bancorp, Inc. 9,815 225
Cadence Bank 25,144 620
Cambridge Bancorp 2,036 169
Camden Property Trust(ö)(Û) 2,251 252
Capital Bancorp, Inc. 10,341 243
Capital City Bank Group, Inc. 8,376 272
Capitol Federal Financial, Inc. 9,305 80
Capstar Financial Holdings, Inc. 17,578 310
Carter Bankshares, Inc.(Æ) 830 14
Cathay General Bancorp 3,692 151
Chatham Lodging Trust(ö) 2,666 33
City Holding Co. 1,727 161
Civista Bancshares, Inc. 18,649 410
CNO Financial Group, Inc. 5,168 118
Cohen & Steers, Inc. 3,855 249
Columbia Banking System, Inc. 14,432 435
Comerica, Inc.(Û) 4,306 288
Community Bank System, Inc. 2,166 136
Community Healthcare Trust, Inc.(ö) 16,627 595
Compass, Inc. Class A(Æ)(Ð) 24,669 57
Corporate Office Properties Trust(ö) 3,719 96
Cousins Properties, Inc.(ö) 12,140 307
CTO Realty Growth, Inc.(ö) 26,294 481
Customers Bancorp, Inc.(Æ)(Ð) 1,310 37
DiamondRock Hospitality Co.(ö) 25,482 209
Diversified Healthcare Trust(Æ) 157,509 102
Donegal Group, Inc. Class A 6,005 85
Douglas Elliman, Inc. 11,806 48
Easterly Government Properties, Inc.(ö) 36,828 526
Eastern Bankshares, Inc. 7,588 131
Emerald Holding, Inc.(Æ) 10,353 37
Encore Capital Group, Inc.(Æ) 2,382 114
Enova International, Inc.(Æ)(Ð) 2,174 83
Enterprise Financial Services Corp. 4,251 208
Equity Commonwealth(ö) 20,462 511
Essent Group, Ltd. 9,048 352
Essential Properties Realty Trust, Inc.(ö) 3,539 83
Evercore, Inc. Class A(Û) 2,756 301
eXp World Holdings, Inc.(Ñ) 7,194 80
EZCORP, Inc. Class A(Æ) 36,106 294
Federated Hermes, Inc. Class B 3,494 127
First American Financial Corp. 3,934 206
First BanCorp 13,577 173
First Commonwealth Financial Corp. 6,256 87
First Financial Bankshares, Inc. 2,823 97
First Financial Corp. 508 23
First Foundation, Inc. 14,692 211
First Interstate BancSystem, Inc. Class A 8,272 320
First Merchants Corp. 6,782 279
First Mid Bancshares, Inc. 6,838 219
Five Star Bancorp 1,703 46
Forestar Group, Inc.(Æ) 583 9
Four Corners Property Trust, Inc.(ö) 2,151 56
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fulton Financial Corp. 8,703 146
GCM Grosvenor, Inc. Class A 1,000 8
GEO Group, Inc. (The)(Æ) 19,415 213
German American Bancorp, Inc. 7,024 262
Getty Realty Corp.(ö) 5,887 199
Glacier Bancorp, Inc. 7,133 353
Guaranty Bancshares, Inc. 4,389 152
Hamilton Lane, Inc. Class A 2,565 164
Hancock Holding Co. 7,285 353
Hanmi Financial Corp. 1,330 33
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 10,159 294
Hanover Insurance Group, Inc. (The) 734 99
HarborOne Bancorp, Inc. 16,052 223
HCI Group, Inc.(Ð) 842 33
Healthcare Realty Holdings, LP(ö) 1,780 34
Heritage Commerce Corp. 14,386 187
Heritage Financial Corp. 10,414 319
Hersha Hospitality Trust Class A(ö) 2,572 22
Highwoods Properties, Inc.(Ð)(ö) 3,244 91
Hilltop Holdings, Inc. 3,725 112
Home Bancorp, Inc. 2,640 106
Home BancShares, Inc. 25,867 590
HomeStreet, Inc. 8,438 233
HomeTrust Bancshares, Inc. 509 12
Horace Mann Educators Corp. 10,707 400
Houlihan Lokey, Inc. Class A 3,506 306
Independence Realty Trust, Inc.(ö) 8,255 139
Independent Bank Corp. 3,828 215
Industrial Logistics Properties Trust(ö) 6,220 20
Innovative Industrial Properties, Inc.(ö) 1,632 165
International Bancshares Corp. 2,742 125
International Money Express, Inc.(Æ) 25,271 616
Investar Holding Corp. 9,943 214
iStar, Inc.(ö) 11,645 89
Jackson Financial, Inc. Class A 7,555 263
James River Group Holdings, Ltd. 7,675 160
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kemper Corp. 2,740 135
Kennedy-Wilson Holdings, Inc. 9,563 150
Kinsale Capital Group, Inc. 1,104 289
Ladder Capital Corp. Class A(ö) 7,870 79
Legalzoom.com, Inc.(Æ) 9,000 70
LendingClub Corp.(Æ)(Ð) 8,976 79
LendingTree, Inc.(Æ) 1,360 29
Lexington Realty Trust(ö) 24,758 248
Lincoln National Corp. 226 7
Live Oak Bancshares, Inc. 2,524 76
LiveRamp Holdings, Inc.(Æ) 4,452 104
LPL Financial Holdings, Inc.(Û) 1,702 368
LTC Properties, Inc.(ö) 1,118 40
Macerich Co. (The)(ö) 8,086 91
Marcus & Millichap, Inc. 3,544 122
Merchants Bancorp 1,820 44
Mercury General Corp. 3,319 114
Meta Financial Group, Inc. 2,391 103
Metropolitan Bank Holding Corp.(Æ) 8,937 524

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MFA Financial, Inc.(ö) 7,701 76
Moelis & Co. Class A 6,281 241
Mr. Cooper Group, Inc.(Æ) 2,876 115
National Bank Holdings Corp. Class A 19,366 815
National Health Investors, Inc.(ö) 1,993 104
Navient Corp. 11,442 188
NETSTREIT Corp.(ö) 24,552 450
New York Community Bancorp, Inc. 13,398 115
Newmark Group, Inc. Class A 22,710 181
NMI Holdings, Inc. Class A(Æ) 18,059 377
Northeast Bank 6,879 290
Northrim BanCorp, Inc. 164 9
OceanFirst Financial Corp. 9,259 197
OFG Bancorp 2,097 58
Old National Bancorp 26,342 474
Old Second Bancorp, Inc. 22,169 356
Origin Bancorp, Inc. 301 11
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 21,100 350
Pacific Premier Bancorp, Inc. 4,364 138
Park Hotels & Resorts, Inc.(ö) 14,950 176
Peapack-Gladstone Financial Corp. 185 7
Pebblebrook Hotel Trust(ö) 7,338 98
Perella Weinberg Partners 38,697 379
Phillips Edison & Co., Inc.(ö) 1,751 56
Physicians Realty Trust(ö) 9,882 143
Piedmont Office Realty Trust, Inc. Class
A(ö) 5,943 54
Plymouth Industrial REIT, Inc.(ö) 15,210 292
Popular, Inc. 7,216 479
Potlatch Corp.(ö) 1,707 75
PRA Group, Inc.(Æ) 3,536 119
Premier Financial Corp. 15,445 417
ProAssurance Corp. 3,040 53
Provident Financial Services, Inc. 5,487 117
QCR Holdings, Inc. 1,468 73
Radian Group, Inc. 7,249 138
RE/MAX Holdings, Inc. Class A 5,584 104
Redfin Corp.(Æ)(Ð) 11,048 47
Regional Management Corp. 626 18
Reinsurance Group of America, Inc. Class
A(Û) 3,041 432
RenaissanceRe Holdings, Ltd. 2,386 440
Renasant Corp. 3,427 129
Riverview Bancorp, Inc. 19,391 149
RLI Corp. 821 108
RLJ Lodging Trust(ö) 18,420 195
RMR Group, Inc. (The) Class A 9,038 255
Ryan Specialty Group Holdings, Inc. Class
A(Æ)(Ð)(Û) 6,290 261
Ryman Hospitality Properties, Inc.(ö) 4,049 331
Sabra Health Care REIT, Inc.(ö) 6,900 86
Safehold, Inc.(Æ)(Ñ) 891 26
Safety Insurance Group, Inc. 1,870 158
Sandy Spring Bancorp, Inc. 11,497 405
Sculptor Capital Management, Inc. 11,836 102
Selective Insurance Group, Inc. 2,007 178
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ServisFirst Bancshares, Inc. 1,339 92
Silvergate Capital Corp. Class A(Æ)(Ñ) 1,073 19
Simmons First National Corp. Class A 4,118 89
SITE Centers Corp.(ö) 14,092 192
SLM Corp.(Ð) 15,957 265
SmartFinancial, Inc. 8,170 225
SouthState Corp. 3,025 231
SP Plus Corp.(Æ) 3,982 138
Sprott, Inc. 1,544 51
STAG Industrial, Inc.(ö) 21,673 700
Stewart Information Services Corp. 9,189 393
StoneX Group, Inc.(Æ) 1,569 150
Summit Hotel Properties, Inc.(ö) 22,597 163
Sunstone Hotel Investors, Inc.(ö) 24,058 232
Terreno Realty Corp.(ö) 1,687 96
Territorial Bancorp, Inc. 1,127 27
Texas Capital Bancshares, Inc.(Æ) 6,320 381
Tiptree, Inc. Class A 20,956 290
TriCo Bancshares 2,318 118
Triumph Bancorp, Inc. 8,328 407
UMB Financial Corp. 1,247 104
UMH Properties, Inc.(ö) 23,184 373
United Bankshares, Inc. 5,253 213
United Community Banks, Inc. 6,363 215
United Fire Group, Inc. 657 18
Universal Insurance Holdings, Inc. 10,615 112
Unum Group(Û) 7,343 301
Valley National Bancorp 26,908 304
Virtus Investment Partners, Inc. 431 83
Walker & Dunlop, Inc. 990 78
Washington Trust Bancorp, Inc. 6,194 292
Webster Financial Corp. 5,224 247
Westamerica BanCorp 4,889 289
Western Alliance Bancorp 3,826 228
Westwood Holdings Group, Inc. 20,647 230
William Penn Bancorp 4,755 58
World Acceptance Corp.(Æ) 562 37
WSFS Financial Corp. 2,821 128
Xenia Hotels & Resorts, Inc.(ö) 11,722 154
Zions Bancorp NA(Û) 6,408 315
45,499
Health Care - 16.3%
2seventy bio, Inc.(Æ)(Ð) 1,379 13
Acadia Pharmaceuticals, Inc.(Æ) 8,602 137
Accuray, Inc.(Æ) 6,178 13
Adicet Bio, Inc.(Æ) 7,356 66
Agios Pharmaceuticals, Inc.(Æ) 2,162 61
Akebia Therapeutics, Inc.(Æ) 12,274 7
Albireo Pharma, Inc.(Æ)(Ð) 2,090 45
Alector, Inc.(Æ) 4,100 38
Alignment Healthcare, Inc.(Æ)(Ð) 7,421 87
Alkermes PLC(Æ) 11,167 292
Allscripts Healthcare Solutions, Inc.(Æ) 28,216 498
Alphatec Holdings, Inc.(Æ) 20,851 258
Amedisys, Inc.(Æ) 2,644 221
AMN Healthcare Services, Inc.(Æ) 1,284 132

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amneal Pharmaceuticals, Inc.(Æ) 53,041 106
Amphastar Pharmaceuticals, Inc.(Æ) 9,118 255
ANI Pharmaceuticals, Inc.(Æ) 9,957 401
Anika Therapeutics, Inc.(Æ) 11,630 344
Apellis Pharmaceuticals, Inc.(Æ) 5,660 293
Apollo Endosurgery, Inc.(Æ) 12,438 124
Arcellx, Inc.(Æ) 3,416 106
Arcutis Biotherapeutics, Inc.(Æ) 2,762 41
Argenx SE - ADR(Æ) 2,552 967
Arrowhead Pharmaceuticals, Inc.(Æ) 19,369 786
Arvinas, Inc.(Æ) 3,133 107
Ascendis Pharma A/S - ADR(Æ) 4,350 531
Aurinia Pharmaceuticals, Inc.(Æ) 1,914 8
Avid Bioservices, Inc.(Æ) 66,725 919
Axonics Modulation Technologies, Inc.(Æ) 4,568 286
Beam Therapeutics, Inc.(Æ) 6,942 271
Berkeley Lights, Inc.(Æ) 6,935 19
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 9,877 113
Biohaven, Ltd.(Æ)(Ñ) 1,961 27
BioLife Solutions, Inc.(Æ) 25,314 461
Bluebird Bio, Inc.(Æ)(Ð) 6,416 44
Blueprint Medicines Corp.(Æ) 4,378 192
BridgeBio Pharma, Inc.(Æ) 6,222 47
C4 Therapeutics, Inc.(Æ) 3,528 21
Cardiovascular Systems, Inc.(Æ) 2,088 28
CareDx, Inc.(Æ) 4,870 56
Catalyst Pharmaceuticals, Inc.(Æ) 5,119 95
Chimerix, Inc.(Æ) 5,175 10
CinCor Pharma, Inc.(Æ)(Ñ) 3,630 45
Codexis, Inc.(Æ) 7,735 36
Coherus Biosciences, Inc.(Æ)(Ð) 7,182 57
Computer Programs & Systems, Inc.(Æ) 5,411 147
CONMED Corp. 4,502 399
Consensus Cloud Solutions, Inc. Class
W(Æ)(Ð) 764 41
Cutera, Inc.(Æ) 2,416 107
Cytokinetics, Inc.(Æ) 16,148 740
CytomX Therapeutics, Inc.(Æ) 4,574 7
Deciphera Pharmaceuticals, Inc.(Æ) 7,612 125
Denali Therapeutics, Inc.(Æ) 7,282 203
Dyne Therapeutics, Inc.(Æ) 1,530 18
Editas Medicine, Inc.(Æ) 940 8
Emergent BioSolutions, Inc.(Æ)(Ð) 7,115 84
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 1,328 62
Encompass Health Corp.(Æ) 5,152 308
Esperion Therapeutics, Inc.(Æ)(Ð) 1,200 7
Exelixis, Inc.(Æ) 17,705 284
FibroGen, Inc.(Æ) 8,380 134
F-Star Therapeutics, Inc.(Æ)(Ñ) 37,521 237
Fulgent Genetics, Inc.(Æ) 3,479 104
GoodRx Holdings, Inc. Class A(Æ)(Ð) 6,634 31
Gritstone Oncology, Inc.(Æ) 6,847 24
Haemonetics Corp.(Æ) 2,171 171
Halozyme Therapeutics, Inc.(Æ) 13,900 791
Harmony Biosciences Holdings, Inc.(Æ) 5,949 328
Health Catalyst, Inc.(Æ) 6,098 65
Homology Medicines, Inc.(Æ)(Ð) 3,112 4
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inari Medical, Inc.(Æ) 2,114 134
InfuSystem Holdings, Inc.(Æ) 50,654 440
Inhibrx, Inc.(Æ) 24,685 608
Inmode, Ltd.(Æ) 835 30
Innoviva, Inc.(Æ) 25,558 339
Inogen, Inc.(Æ) 1,480 29
Inspire Medical Systems, Inc.(Æ) 2,012 507
Integer Holdings Corp.(Æ) 3,782 259
Intellia Therapeutics, Inc.(Æ) 5,775 201
Intercept Pharmaceuticals, Inc.(Æ) 4,262 53
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 8,605 325
Iovance Biotherapeutics, Inc.(Æ) 2,188 14
iRadimed Corp. 20,907 591
iTeos Therapeutics, Inc.(Æ) 1,313 26
Joint Corp. (The)(Æ) 6,280 88
Karyopharm Therapeutics, Inc.(Æ) 11,294 38
Keros Therapeutics, Inc.(Æ) 3,164 152
Kezar Life Sciences, Inc.(Æ) 11,883 84
Kiniksa Pharmaceuticals, Ltd. Class A(Æ) 3,152 47
Kura Oncology, Inc.(Æ) 8,027 100
Kymera Therapeutics, Inc.(Æ) 2,206 55
Landec Corp.(Æ) 24,528 159
Legend Biotech Corp. - ADR(Æ) 4,532 226
LeMaitre Vascular, Inc. 25,995 1,196
LHC Group, Inc.(Æ) 2,952 477
LifeStance Health Group, Inc.(Æ)(Ñ) 26,531 131
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,310 87
LivaNova PLC(Æ) 2,569 143
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 6,016 86
MEDNAX, Inc.(Æ) 3,908 58
Medpace Holdings, Inc.(Æ) 3,503 744
MeiraGTx Holdings PLC(Æ) 4,978 32
Mirati Therapeutics, Inc.(Æ) 3,408 154
Mirum Pharmaceuticals, Inc.(Æ) 1,127 22
NanoString Technologies, Inc.(Æ)(Ð) 4,869 39
National HealthCare Corp. 2,018 120
Nektar Therapeutics(Æ) 11,615 26
Neogen Corp.(Æ) 9,072 138
Neurocrine Biosciences, Inc.(Æ) 3,556 425
Nevro Corp.(Æ)(Ð) 4,312 171
NextGen Healthcare, Inc.(Æ)(Ð) 3,200 60
NGM Biopharmaceuticals, Inc.(Æ)(Ð) 3,110 16
Nurix Therapeutics, Inc.(Æ)(Ð) 2,723 30
Ocular Therapeutix, Inc.(Æ) 1,456 4
Olema Pharmaceuticals, Inc.(Æ) 1,600 4
Omnicell, Inc.(Æ) 1,189 60
Oramed Pharmaceuticals, Inc.(Æ) 3,162 38
OraSure Technologies, Inc.(Æ) 6,883 33
Organon & Co.(Ð) 9,302 260
Orthofix Medical, Inc.(Æ) 2,570 53
Oscar Health, Inc. Class A(Æ) 5,714 14
Ovid Therapeutics, Inc.(Æ)(Ñ) 21,212 39
Owens & Minor, Inc.(Æ) 8,949 175
Pacira BioSciences, Inc.(Æ) 4,212 163
Paragon 28, Inc.(Æ) 13,508 258
Patterson Cos., Inc. 971 27

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pennant Group, Inc. (The)(Æ) 10,601 116
Penumbra, Inc.(Æ) 943 210
Perrigo Co. PLC 15,877 541
Personalis, Inc.(Æ)(Ð) 2,788 6
PetIQ, Inc.(Æ) 10,220 94
Phibro Animal Health Corp. Class A 4,198 56
Pliant Therapeutics, Inc.(Æ) 5,892 114
Prestige Brands Holdings, Inc.(Æ) 2,899 181
Privia Health Group, Inc.(Æ) 6,153 140
PROCEPT BioRobotics Corp.(Æ)(Ñ) 6,459 268
Progenics Pharmaceuticals, Inc.(Æ)(Š) 1,808 —
Prometheus Biosciences, Inc.(Æ) 3,632 400
Protagonist Therapeutics, Inc.(Æ) 10,330 113
PTC Therapeutics, Inc.(Æ) 15,414 588
Pulmonx Corp.(Æ)(Ð) 1,600 13
Quipt Home Medical Corp.(Æ)(Ñ) 55,680 262
Radius Health, Inc.(Æ)(Š) 16,200 1
Reata Pharmaceuticals, Inc. Class A(Æ)(Ð) 601 23
Recursion Pharmaceuticals, Inc. Class A(Æ) 7,622 59
Repligen Corp.(Æ) 2,771 469
Revance Therapeutics, Inc.(Æ) 5,914 109
Rigel Pharmaceuticals, Inc.(Æ) 9,700 15
Rocket Pharmaceuticals, Inc.(Æ) 32,113 628
RxSight, Inc.(Æ) 5,869 74
Sarepta Therapeutics, Inc.(Æ) 2,364 306
Schrodinger, Inc.(Æ) 11,824 221
Science 37 Holdings, Inc.(Æ) 58,240 24
SeaSpine Holdings Corp.(Æ) 21,773 182
Select Medical Holdings Corp. 6,982 173
Selecta Biosciences, Inc.(Æ) 4,638 5
Semler Scientific, Inc.(Æ) 679 22
Sharecare, Inc.(Æ)(Ñ) 61,744 99
ShockWave Medical, Inc.(Æ) 2,202 453
Silk Road Medical, Inc.(Æ) 2,355 124
Silverback Therapeutics, Inc.(Æ) 1,000 9
SpringWorks Therapeutics, Inc.(Æ) 6,300 164
STAAR Surgical Co.(Æ) 2,203 107
Surmodics, Inc.(Æ)(Ð) 225 8
Sutro Biopharma, Inc.(Æ) 3,305 27
Syndax Pharmaceuticals, Inc.(Æ) 2,149 55
Syneos Health, Inc. Class A(Æ) 791 29
Tabula Rasa HealthCare, Inc.(Æ) 765 4
Tactile Systems Technology, Inc.(Æ) 1,312 15
Talkspace, Inc.(Æ) 128,934 79
Tela Bio, Inc.(Æ)(Ñ) 4,102 47
Tenet Healthcare Corp.(Æ)(Û) 6,844 334
TG Therapeutics, Inc.(Æ)(Ð) 3,042 36
Theravance Biopharma, Inc.(Æ) 3,409 38
TransMedics Group, Inc.(Æ) 5,237 323
Travere Therapeutics, Inc.(Æ) 3,667 77
Treace Medical Concepts, Inc.(Æ) 16,573 381
Ultragenyx Pharmaceutical, Inc.(Æ) 5,296 245
United Therapeutics Corp.(Æ) 2,471 687
Utah Medical Products, Inc. 6,018 605
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 3,230 24
Ventyx Biosciences, Inc.(Æ) 4,324 142
Viemed Healthcare, Inc.(Æ) 12,062 91
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Viridian Therapeutics, Inc.(Æ)(Ñ) 5,865 171
Xencor, Inc.(Æ) 9,779 255
Xenon Pharmaceuticals, Inc.(Æ) 8,144 321
Zai Lab, Ltd. - ADR(Æ) 5,164 159
Zentalis Pharmaceuticals, Inc.(Æ) 6,325 127
Zinvie, Inc.(Æ) 2,248 21
33,551
Materials and Processing - 7.5%
AdvanSix, Inc. 1,569 60
Allegheny Technologies, Inc.(Æ) 4,645 139
Alpha Metallurgical Resources, Inc.(Æ) 203 30
American Vanguard Corp. 2,409 52
Apogee Enterprises, Inc. 1,728 77
Arconic Corp.(Æ) 4,925 104
Avient Corp.(Æ) 9,181 310
Axalta Coating Systems, Ltd.(Æ) 3,806 97
AZEK Co., Inc. (The)(Æ) 11,944 243
Beacon Roofing Supply, Inc.(Æ) 3,360 177
Belden, Inc. 1,232 89
Boise Cascade Co. 4,138 284
BrightView Holdings, Inc.(Æ) 12,454 86
Caesarstone, Ltd. 10,674 61
Capstone Copper Corp.(Æ) 40,290 147
Carpenter Technology Corp. 10,296 380
Chemours Co. (The) 1,600 49
Clearwater Paper Corp.(Æ) 893 34
Commercial Metals Co. 6,999 338
Compass Minerals International, Inc. 3,032 124
Constellium SE(Æ) 7,394 88
E3 Lithium, Ltd.(Æ) 43,035 61
Ecovyst, Inc.(Æ) 31,688 281
Element Solutions, Inc.(Æ) 23,474 427
Glatfelter Corp. 1,147 3
Hecla Mining Co. 33,108 184
Horizonte Minerals PLC(Æ) 111,414 198
Huntsman Corp.(Ð) 10,154 279
ITT, Inc. 3,879 315
JELD-WEN Holding, Inc.(Æ)(Ð) 5,626 54
Kaiser Aluminum Corp. 13,433 1,020
Livent Corp.(Æ) 3,176 63
Louisiana-Pacific Corp.(Ð) 5,241 310
Matthews International Corp. Class A 6,112 186
MDU Resources Group, Inc. 11,400 346
Mercer International, Inc.(Ð) 1,405 16
MP Materials Corp.(Æ)(Ð) 2,306 56
MRC Global, Inc.(Æ) 13,133 152
Mueller Industries, Inc. 3,914 231
Northwest Pipe Co.(Æ) 6,597 222
Nouveau Monde Graphite, Inc.(Æ)(Ñ) 12,949 50
O-I Glass, Inc.(Æ) 17,891 296
Oil-Dri Corp. of America(Ñ) 8,360 280
Omega Flex, Inc. 2,616 244
Orion Engineered Carbons SA 2,949 53
Piedmont Lithium, Inc.(Æ) 1,258 55
Quaker Chemical Corp. 1,765 295
Resideo Technologies, Inc.(Æ) 6,646 109

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Resolute Forest Products, Inc.(Æ) 7,348 159
Rogers Corp.(Æ) 682 81
Royal Gold, Inc. 1,978 223
Schnitzer Steel Industries, Inc. Class A 14,420 442
Schweitzer-Mauduit International, Inc. 38,025 795
Simpson Manufacturing Co., Inc. 1,324 117
SiteOne Landscape Supply, Inc.(Æ) 1,951 229
SmartRent, Inc.(Æ)(Ñ) 33,526 82
Sonoco Products Co. 5,355 325
SPX Technologies, Inc.(Æ) 2,243 147
Stelco Holdings, Inc. 2,398 78
Summit Materials, Inc. Class A(Æ) 2,772 79
Sylvamo Corp. 1,740 85
Tecnoglass, Inc.(Ñ) 12,945 398
TimkenSteel Corp.(Æ) 15,757 286
Trinseo PLC 3,411 78
Triton International, Ltd. 3,227 222
Tronox Holdings PLC Class A 38,537 528
UFP Industries, Inc.(Æ) 2,479 196
UFP Technologies, Inc.(Æ) 8,567 1,010
Unifi, Inc.(Æ) 15,412 133
Univar Solutions, Inc. - ADR(Æ) 8,708 277
Universal Stainless & Alloy Products, Inc.
(Æ) 12,525 90
Valvoline, Inc. 7,962 260
Veritiv Corp. 1,803 219
Worthington Industries, Inc. 2,807 140
15,434
Producer Durables - 16.5%
ABM Industries, Inc. 3,762 167
Adient PLC(Æ) 7,825 271
AECOM 1,597 136
AGCO Corp. 2,898 402
Air Transport Services Group, Inc.(Æ) 2,228 58
Alarm.com Holdings, Inc.(Æ) 1,648 82
Albany International Corp. Class A 1,086 107
Allied Motion Technologies, Inc. 16,144 562
Allison Transmission Holdings, Inc. Class A 3,277 136
Altra Industrial Motion Corp. 11,612 694
Applied Industrial Technologies, Inc. 2,976 375
ArcBest Corp. 3,511 246
Arcosa, Inc. 1,324 72
Ardmore Shipping Corp.(Æ) 21,488 310
Argan, Inc. 10,835 400
ASGN, Inc.(Æ) 1,771 144
Astec Industries, Inc. 2,030 83
Astronics Corp.(Æ) 1,638 17
Atlas Air Worldwide Holdings, Inc.(Æ) 1,375 139
Axon Enterprise, Inc.(Æ) 1,630 270
Barnes Group, Inc. 13,567 554
Barrett Business Services, Inc. 942 88
Bloom Energy Corp. Class A(Æ) 11,019 211
Bowman Consulting Group, Ltd.(Æ) 7,716 169
Brady Corp. Class A 2,169 102
Brookfield Infrastructure Corp. Class A(Ñ) 2,558 100
BWX Technologies, Inc. Class W(Æ) 5,074 295
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cactus, Inc. Class A 3,293 166
Casella Waste Systems, Inc. Class A(Æ) 2,092 166
CBIZ, Inc.(Æ) 4,849 227
Chart Industries, Inc.(Æ) 922 106
CompoSecure, Inc.(Æ)(Ñ) 11,496 56
CoreCivic, Inc.(Æ) 1,005 12
Covenant Logistics Group, Inc. Class A 1,162 40
Daseke, Inc.(Æ) 1,117 6
Deluxe Corp. 30,584 519
DHT Holdings, Inc. 34,840 309
Ducommun, Inc.(Æ) 263 13
Dycom Industries, Inc.(Æ) 981 92
Eagle Bulk Shipping, Inc. 7,459 373
EMCOR Group, Inc. 1,420 210
Encore Wire Corp. 1,510 208
Energy Recovery, Inc.(Æ) 4,643 95
EnerSys 10,267 758
Ennis, Inc. 5,013 111
EnPro Industries, Inc. 220 24
Evo Payments, Inc. Class A(Æ) 19,970 676
ExlService Holdings, Inc.(Æ) 1,487 252
Exponent, Inc. 1,296 128
Faro Technologies, Inc.(Æ) 1,154 34
Flowserve Corp. 23,603 724
Fluor Corp.(Æ) 13,861 480
Franklin Covey Co.(Æ) 536 25
Franklin Electric Co., Inc. 1,936 154
Frontier Group Holdings, Inc.(Æ) 2,518 26
Great Lakes Dredge & Dock Corp.(Æ)(Ð) 2,644 16
Green Dot Corp. Class A(Æ) 5,230 83
GXO Logistics, Inc.(Æ)(Ð) 6,882 294
Hackett Group, Inc. (The) 1,294 26
HealthEquity, Inc.(Æ) 5,491 338
Heidrick & Struggles International, Inc. 870 24
Hertz Global Holdings, Inc. Class W(Æ) 928 122
Hillman Solutions Corp.(Æ) 8,550 62
HNI Corp. 2,591 74
Hub Group, Inc. Class A(Æ) 1,519 121
Huron Consulting Group, Inc.(Æ) 1,228 89
Hyster-Yale Materials Handling, Inc. 1,585 40
I3 Verticals, Inc. Class A(Æ) 40,351 982
ICF International, Inc. 2,195 217
indie Semiconductor, Inc. Class A(Æ)(Ñ) 23,968 140
Insperity, Inc.(Û) 1,968 224
Itron, Inc.(Æ) 2,407 122
Kaman Corp. Class A 18,158 405
Kennametal, Inc. 13,434 323
Kforce, Inc. 959 53
Kimball International, Inc. Class B 52,857 344
Kirby Corp.(Æ) 2,863 184
Knight-Swift Transportation Holdings, Inc.
(Æ) 3,272 171
Korn Ferry 2,579 131
Lamb Weston Holdings, Inc.(Û) 4,166 372
Landstar System, Inc.(Û) 2,022 329
Latham Group, Inc.(Æ) 27,599 89
Luxfer Holdings PLC - ADR 24,938 342

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Manitowoc Co., Inc. (The)(Æ) 24,540 225
ManpowerGroup, Inc.(Û) 2,760 230
Matson, Inc. 2,308 144
Mercury Systems, Inc.(Æ) 8,934 400
Mesa Laboratories, Inc. 5,147 855
Methode Electronics, Inc. 16,377 727
MillerKnoll, Inc. 28,034 589
Mirion Technologies, Inc.(Æ)(Ñ) 14,881 98
Mitek Systems, Inc.(Æ) 50,702 491
Murphy USA, Inc.(Û) 2,524 706
MYR Group, Inc.(Æ) 1,002 92
Neo Performance Materials, Inc. 14,316 102
Nikola Corp.(Æ)(Ñ) 20,224 44
NV5 Global, Inc.(Æ) 1,389 184
Orion Group Holdings, Inc.(Æ) 45,723 109
Oshkosh Corp. 3,564 314
PAM Transportation Services, Inc.(Æ) 691 18
Park-Ohio Holdings Corp.(Ð) 122 2
Paya Holdings, Inc. Class A(Æ) 54,788 431
Paysafe, Ltd.(Æ) 1,758 24
Pitney Bowes, Inc. 7,171 27
Powell Industries, Inc. 352 12
Primoris Services Corp. 24,462 537
PROG Holdings, Inc.(Æ) 6,903 117
Quotient Technology, Inc.(Æ) 3,116 11
Radiant Logistics, Inc.(Æ) 43,867 223
Ranpak Holdings Corp.(Æ) 23,478 135
Repay Holdings Corp.(Æ) 67,097 540
Resources Connection, Inc. 19,497 358
Rush Enterprises, Inc. Class A 3,419 179
Ryerson Holding Corp. 1,265 38
Saia, Inc.(Æ) 2,619 549
Schneider National, Inc. Class B 4,316 101
Scorpio Tankers, Inc. 6,852 368
Sight Sciences, Inc.(Æ) 18,307 224
Skyline Champion Corp.(Æ) 7,606 392
Sleep Number Corp.(Æ) 2,023 53
Smith & Wesson Brands, Inc.(Æ) 16,211 141
Southwest Gas Holdings, Inc. 4,573 283
Spirit AeroSystems Holdings, Inc. Class A 4,226 125
Spirit Airlines, Inc. 13,626 265
Star Bulk Carriers Corp.(Ñ) 5,621 108
Steelcase, Inc. Class A 3,848 27
Stericycle, Inc.(Æ) 1,729 86
Stoneridge, Inc.(Æ) 22,610 487
Sun Country Airlines Holdings, Inc.(Æ) 6,700 106
Teekay Tankers, Ltd. Class A(Æ) 10,032 309
Tennant Co. 9,746 600
Terex Corp.(Ð) 2,875 123
Textron, Inc. 4,835 342
Thermon Group Holdings, Inc.(Æ) 6,312 127
Titan International, Inc.(Æ) 3,554 54
Titan Machinery, Inc.(Æ) 698 28
TopBuild Corp.(Æ) 1,227 192
Travel + Leisure Co.(Æ) 2,787 101
TreeHouse Foods, Inc.(Æ) 6,038 298
TriNet Group, Inc.(Æ)(Û) 3,065 208
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trinity Industries, Inc. 2,240 66
TrueBlue, Inc.(Æ) 5,267 103
Tutor Perini Corp.(Æ) 29,551 223
Universal Truckload Services, Inc. 2,445 82
Vectrus, Inc.(Æ) 3,576 148
Velodyne Lidar, Inc.(Æ) 2,300 2
Vertiv Group Corp. 20,175 276
Vicor Corp.(Æ) 1,323 71
Wabash National Corp. 5,466 124
Watts Water Technologies, Inc. Class A 797 117
Werner Enterprises, Inc. 2,525 102
Wheels Up Experience, Inc.(Æ) 8,384 9
WNS Holdings, Ltd. - ADR(Æ) 10,181 814
Xerox Holdings Corp. 17,773 259
XPO Logistics, Inc.(Æ) 2,383 79
34,031
Technology - 12.4%
8x8, Inc.(Æ)(Ð) 14,583 63
A10 Networks, Inc. 10,079 168
Adeia, Inc.(Æ) 6,942 66
Aehr Test Systems(Æ)(Ñ) 3,904 78
Agilysys, Inc.(Æ) 3,114 246
Allegro Microsystems, Inc.(Æ) 3,034 91
Ambarella, Inc.(Æ) 4,351 358
American Software, Inc. Class A 68,588 1,007
Amkor Technology, Inc. 4,264 102
Amplitude, Inc. Class A(Æ)(Ñ) 16,315 197
Appfolio, Inc. Class A(Æ) 1,942 205
Arlo Technologies, Inc.(Æ)(Ð) 10,464 37
Asana, Inc. Class A(Æ) 6,691 92
Asure Software, Inc.(Æ) 18,966 177
Augmedix, Inc.(Æ) 25,701 40
Aviat Networks, Inc.(Æ) 776 24
Avid Technology, Inc.(Æ) 2,319 62
Avnet, Inc. 4,969 207
Axcelis Technologies, Inc.(Æ) 3,898 309
Bandwidth, Inc. Class A(Æ)(Ð) 2,151 49
Bel Fuse, Inc. Class B 6,630 218
Benchmark Electronics, Inc. 3,968 106
Blackline, Inc.(Æ) 1,550 104
Box, Inc. Class A(Æ)(Û) 10,181 317
Brightcove, Inc.(Æ) 1,053 6
CalAmp Corp.(Æ) 2,535 11
Calix, Inc.(Æ) 9,152 626
Cardlytics, Inc.(Æ)(Ð) 1,500 9
Cars.com, Inc.(Æ) 8,911 123
Cerence, Inc.(Æ)(Ð) 3,084 57
CI&T, Inc. Class A(Æ) 43,661 284
Cirrus Logic, Inc.(Æ)(Ð) 4,012 299
Clearfield, Inc.(Æ) 4,042 381
Cohu, Inc.(Æ) 6,132 197
CommScope Holding Co., Inc.(Æ) 15,484 114
CommVault Systems, Inc.(Æ) 2,013 126
Conduent, Inc.(Æ) 23,811 96
CS Disco, Inc.(Æ) 1,900 12
CSG Systems International, Inc. 1,830 105

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CyberArk Software, Ltd.(Æ) 1,324 172
Dell Technologies, Inc. Class C(Û) 2,083 84
Diebold Nixdorf, Inc.(Æ)(Ð) 1,059 1
Digi International, Inc.(Æ) 4,290 157
DigitalBridge Group, Inc. 15,037 164
Diodes, Inc.(Æ) 3,670 279
DocuSign, Inc.(Æ)(Û) 424 23
Domo, Inc. Class B(Æ) 2,711 39
Donnelley Financial Solutions, Inc.(Æ) 3,227 125
DoubleVerify Holdings, Inc.(Æ) 9,721 213
Dropbox, Inc. Class A(Æ)(Û) 14,816 332
Duck Creek Technologies, Inc.(Æ) 7,179 87
Endava PLC - ADR(Æ) 4,478 343
Everbridge, Inc.(Æ) 4,617 137
Evolent Health, Inc. Class A(Æ)(Ð) 1,603 45
Extreme Networks, Inc.(Æ) 18,835 345
Genasys, Inc.(Æ) 59,828 221
Harmonic, Inc.(Æ) 31,341 411
IBEX Holdings, Ltd.(Æ) 2,216 55
IDT Corp. Class B(Æ) 5,121 144
Immersion Corp. 16,518 116
Impinj, Inc.(Æ)(Ð) 1,120 122
Infinera Corp.(Æ)(Ð) 20,513 138
Informatica, Inc. Class A(Æ) 3,570 58
Inseego Corp.(Æ)(Ñ) 57,737 49
iRobot Corp.(Æ)(Ñ) 4,003 193
Ituran Location and Control, Ltd. 2,340 49
Jabil Circuit, Inc.(Û) 5,465 373
JFrog, Ltd.(Æ) 4,720 101
Kaltura, Inc.(Æ)(Ñ) 53,452 92
KBR, Inc. 6,361 336
Kulicke & Soffa Industries, Inc. 16,045 710
Lyft, Inc. Class A(Æ) 17,421 192
Marqeta, Inc. Class A(Æ) 17,606 108
Maxar Technologies, Inc. 11,665 604
MaxLinear, Inc. Class A(Æ) 3,113 106
Model N, Inc.(Æ) 17,976 729
Momentive Global, Inc.(Æ) 49,981 350
NAPCO Security Technologies, Inc.(Æ) 35,653 980
NETGEAR, Inc.(Æ) 2,697 49
NetScout Systems, Inc.(Æ) 5,116 166
New Relic, Inc.(Æ) 3,959 223
nLight, Inc.(Æ) 34,460 349
Nutanix, Inc. Class A(Æ)(Û) 8,168 213
ON24, Inc.(Æ) 30,680 265
One Stop Systems, Inc.(Æ) 24,597 74
OneSpan, Inc.(Æ) 11,786 132
Ooma, Inc.(Æ) 18,025 245
Parsons Corp.(Æ) 1,218 56
PDF Solutions, Inc.(Æ) 22,410 639
Pegasystems, Inc. 6,609 226
PlayAGS, Inc.(Æ) 2,554 13
Playtika Holding Corp.(Æ)(Û) 5,446 46
Power Integrations, Inc. 1,764 127
Pure Storage, Inc. Class A(Æ) 10,716 287
Qualys, Inc.(Æ) 6,628 744
Quantum Corp.(Æ) 1,901 2
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RADCOM, Ltd.(Æ) 10,957 120
Rambus, Inc.(Æ) 11,857 425
Ribbon Communications, Inc.(Æ) 6,982 19
Richardson Electronics, Ltd. 5,918 126
Rimini Street, Inc.(Æ) 3,949 15
Sanmina Corp.(Æ) 3,190 183
ScanSource, Inc.(Æ) 656 19
SecureWorks Corp. Class A(Æ) 1,434 9
Semtech Corp.(Æ) 4,492 129
ShotSpotter, Inc.(Æ) 5,905 200
Shutterstock, Inc. 1,626 86
Silicon Laboratories, Inc.(Æ) 3,102 421
Simulations Plus, Inc. 22,782 833
SiTime Corp.(Æ) 777 79
SMART Global Holdings, Inc.(Æ) 16,556 246
Smartsheet, Inc. Class A(Æ) 6,643 261
SolarWinds Corp.(Æ) 2,671 25
Sonos, Inc.(Æ) 8,871 150
Sprout Social, Inc. Class A(Æ) 2,850 161
SPS Commerce, Inc.(Æ) 1,757 226
Super Micro Computer, Inc.(Æ) 2,921 240
Synaptics, Inc.(Æ) 866 82
Telos Corp.(Æ) 3,651 19
Tenable Holdings, Inc.(Æ) 5,841 223
TrueCar, Inc.(Æ) 6,451 16
Unisys Corp.(Æ) 2,215 11
Varonis Systems, Inc.(Æ) 12,166 291
Verint Systems, Inc.(Æ) 3,574 130
Viavi Solutions, Inc. Class W(Æ)(Ð) 1,400 15
Vimeo, Inc.(Æ) 30,982 106
Vishay Intertechnology, Inc. 7,343 158
VTEX Class A(Æ) 24,715 93
Western Digital Corp.(Æ)(Û) 1,016 32
Wix.com, Ltd.(Æ) 2,841 218
Workiva, Inc.(Æ) 6,972 585
Xperi, Inc.(Æ) 2,776 24
Yelp, Inc. Class A(Æ)(Û) 5,750 157
Zeta Global Holdings Corp. Class A(Æ)(Ñ) 3,211 26
25,567
Utilities - 4.4%
Allete, Inc. 10,196 658
Allot, Ltd.(Æ) 19,053 65
American States Water Co. 1,064 98
APA Corp.(Û) 1,425 66
Avista Corp. 4,974 221
Black Hills Corp. 1,239 87
California Resources Corp. 4,197 183
California Water Service Group 1,696 103
Clearway Energy Operating LLC(Æ) 3,893 124
CNX Resources Corp.(Æ) 8,200 138
Cogent Communications Holdings, Inc. 1,722 98
Comstock Resources, Inc.(Û) 1,273 17
Denbury, Inc.(Æ) 2,211 192
Earthstone Energy, Inc. Class A(Æ)(Ñ) 49,434 703
Evolution Petroleum Corp. 109,084 824
Excelerate Energy, Inc. Class A 15,107 378

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gulfport Energy Corp.(Æ) 1,270 93
Iridium Communications, Inc. 2,769 142
Mammoth Energy Services, Inc.(Æ) 11,983 104
New Jersey Resources Corp. 2,763 137
Northern Oil and Gas, Inc. 2,453 76
Northwest Natural Holding Co. 7,507 357
NorthWestern Corp. 4,803 285
NRG Energy, Inc.(Û) 10,000 318
Oasis Petroleum, Inc. 2,716 372
ONE Gas, Inc. 1,102 83
Permian Resources Corp. 62,892 591
Plains GP Holdings, LP Class A(Æ)(Û) 8,895 111
Portland General Electric Co. 4,569 224
RGC Resources, Inc. 14,866 328
Saturn Oil & Gas, Inc.(Æ) 55,812 97
SilverBow Resources, Inc.(Æ)(Ñ) 4,175 118
South Jersey Industries, Inc. 2,533 90
Spire, Inc. 4,211 290
Talos Energy, Inc.(Æ) 3,241 61
Telephone & Data Systems, Inc. 9,589 101
Unitil Corp. 7,198 370
US Cellular Corp.(Æ)(Û) 5,976 125
Vistra Corp.(Û) 13,732 319
York Water Co. (The) 6,949 313
Ziff Davis, Inc.(Æ) 1,235 98
9,158
Total Common Stocks
(cost $197,576) 204,651
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 9,968,764 (∞) 9,967
Total Short-Term Investments
(cost $9,965) 9,967
Other Securities - 2.1%
U.S. Cash Collateral Fund(@)(×) 4,244,968 (∞)
4,245
Total Other Securities
(cost $4,245) 4,245
Total Investments - 106.2%
(identified cost $211,786) 218,863
Securities Sold Short - (4.3)%
Consumer Discretionary - (0.7)%
Advanced Energy Industries, Inc. (851) (73)
Akoustis Technologies, Inc.(Æ) (2,489) (7)
Altice USA, Inc. Class A(Æ) (7,572) (35)
American Eagle Outfitters, Inc. (2,070) (29)
America's Car-Mart, Inc.(Æ) (358) (26)
AMMO, Inc.(Æ) (3,516) (6)
Asbury Automotive Group, Inc.(Æ) (478) (86)
Boston Omaha Corp. Class A(Æ) (533) (14)
Byrna Technologies, Inc.(Æ) (875) (7)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Callaway Golf Co.(Æ) (8,498) (168)
CarParts.com, Inc.(Æ) (5,676) (36)
Churchill Downs, Inc. (404) (85)
Clarus Corp. (2,920) (23)
Clear Channel Worldwide Holdings, Inc.(Æ) (16,140) (17)
Conn's, Inc.(Æ) (588) (4)
CuriosityStream, Inc.(Æ) (1,172) (1)
DISH Network Corp. Class A(Æ) (811) (11)
Dream Finders Homes, Inc. Class A(Æ) (1,941) (17)
Duluth Holdings, Inc. Class B(Æ) (814) (5)
Genius Brands International, Inc.(Æ) (6,557) (3)
GrowGeneration Corp.(Æ) (1,542) (6)
H&R Block, Inc. (3,941) (144)
iHeartMedia, Inc. Class A(Æ) (2,421) (15)
Innovid Corp.(Æ) (2,881) (5)
LGI Homes, Inc.(Æ) (609) (56)
Light & Wonder, Inc. Class A(Æ) (1,325) (78)
MicroVision, Inc.(Æ) (3,616) (8)
Mister Car Wash, Inc.(Æ) (4,388) (40)
Motorcar Parts of America, Inc.(Æ) (730) (9)
Nerdy, Inc.(Æ) (2,649) (6)
Party City Holdco, Inc.(Æ) (10,394) (4)
Patrick Industries, Inc. (30) (2)
PLBY Group, Inc.(Æ) (721) (2)
PLBY Group, Inc. Rights(Æ) (721) —
Pool Corp. (486) (147)
Rocket Lab USA, Inc.(Æ) (4,745) (18)
Rocky Brands, Inc. (191) (5)
Skillsoft Corp.(Æ) (4,541) (6)
Strategic Education, Inc.(Æ) (704) (55)
TechTarget, Inc.(Æ) (710) (31)
Traeger, Inc.(Æ) (2,898) (8)
XPEL, Inc.(Æ) (1,590) (95)
(1,393)
Consumer Staples - (0.2)%
22nd Century Group, Inc.(Æ) (12,847) (12)
Beauty Health Co. (The)(Æ) (3,167) (29)
Cadiz, Inc.(Æ) (741) (2)
Freshpet, Inc.(Æ) (2,406) (127)
MGP Ingredients, Inc. (1,142) (122)
PetMed Express, Inc. (2,790) (49)
Utz Brands, Inc. (1,988) (32)
WD-40 Co. (294) (47)
Zevia PBC Class A(Æ) (1,083) (4)
(424)
Energy - (0.1)%
Aemetis, Inc.(Æ) (1,159) (4)
Cleanspark, Inc.(Æ) (1,783) (4)
Enviva Inc. (145) (8)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FuelCell Energy, Inc.(Æ) (2,069) (6)
Gevo, Inc.(Æ) (4,262) (8)
Southwestern Energy Co.(Æ) (9,373) (55)
Sunrun, Inc.(Æ) (2,311) (55)
Uranium Energy Corp.(Æ) (23,795) (92)
(232)
Financial Services - (0.7)%
AFC Gamma, Inc.(ö) (1,300) (20)
Annaly Capital Management, Inc.(ö) (6,800) (143)
Arbor Realty Trust, Inc.(ö) (5,381) (71)
Ares Commercial Real Estate Corp.(ö) (3,075) (32)
Broadstone Net Lease, Inc.(ö) (8,476) (137)
BRP Group, Inc. Class A(Æ) (3,958) (99)
Carlyle Group, LP (5,116) (153)
Chimera Investment Corp.(ö) (2,681) (15)
Dime Community Bancshares, Inc. (1,104) (35)
Easterly Government Properties, Inc.(ö) (3,277) (47)
Focus Financial Partners LLC Class A(Æ) (1,773) (66)
Franchise Group, Inc.(Æ) (3,387) (81)
Franklin BSP Realty Trust, Inc.(ö) (1,615) (21)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (2,446) (71)
Hippo Holdings, Inc.(Æ) (560) (8)
Independence Realty Trust, Inc.(ö) (1,618) (27)
Indus Realty Trust, Inc.(ö) (295) (19)
Kite Realty Group Trust(ö) (6,387) (134)
Legacy Housing Corp.(Æ) (371) (7)
MFA Financial, Inc.(ö) (2,300) (23)
New York Mortgage Trust, Inc.(ö) (22,078) (57)
Orchid Island Capital, Inc.(ö) (4,487) (47)
Performant Financial Corp.(Æ) (2,171) (8)
Progyny, Inc.(Æ) (1,417) (44)
Radius Global Infrastructure, Inc. Class
A(Æ) (600) (7)
Ready Capital Corp.(Æ) (3,071) (34)
StepStone Group, Inc. Class A (4,062) (102)
Trupanion, Inc.(Æ) (907) (43)
(1,551)
Health Care - (0.9)%
Absci Corp.(Æ) (2,958) (6)
AdaptHealth Corp.(Æ) (8,540) (164)
Akero Therapeutics, Inc.(Æ) (190) (10)
Allovir, Inc.(Æ) (1,408) (7)
Alphatec Holdings, Inc.(Æ) (7,375) (91)
Anavex Life Sciences Corp.(Æ) (1,341) (12)
Apollo Medical Holdings, Inc.(Æ) (214) (6)
Arrowhead Pharmaceuticals, Inc.(Æ) (436) (18)
Atossa Therapeutics, Inc.(Æ) (10,029) (5)
BioLife Solutions, Inc.(Æ) (2,464) (45)
Bionano Genomics, Inc.(Æ) (19,481) (28)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bio-Rad Laboratories, Inc. Class A(Æ) (49) (21)
Bioventus, Inc. Class A(Æ) (1,382) (4)
Brookdale Senior Living, Inc. Class A(Æ) (6,385) (17)
Citius Pharmaceuticals, Inc.(Æ) (13,744) (11)
ClearPoint Neuro, Inc.(Æ) (603) (5)
Clover Health Investments Corp.(Æ) (6,067) (6)
Collegium Pharmaceutical, Inc.(Æ) (808) (19)
Crinetics Pharmaceuticals, Inc.(Æ) (1,416) (26)
Cytokinetics, Inc.(Æ) (829) (38)
DarioHealth Corp.(Æ) (1,049) (5)
Day One Biopharmaceuticals, Inc.(Æ) (458) (10)
DICE Therapeutics, Inc.(Æ) (756) (24)
Eiger BioPharmaceuticals, Inc.(Æ) (2,764) (3)
Embecta Corp. (748) (19)
Evolus, Inc.(Æ) (2,099) (16)
Geron Corp.(Æ) (23,305) (56)
ICU Medical, Inc.(Æ) (716) (113)
ImmunityBio, Inc.(Æ) (2,822) (14)
Immunovant, Inc.(Æ) (1,236) (22)
Innoviva, Inc.(Æ) (1,040) (14)
Inotiv, Inc.(Æ) (1,607) (8)
Inovio Pharmaceuticals, Inc.(Æ) (5,659) (9)
Invitae Corp.(Æ) (3,689) (7)
KemPharm, Inc.(Æ) (1,396) (6)
Krystal Biotech, Inc.(Æ) (1,307) (104)
Neogen Corp.(Æ) (2,000) (30)
Nkarta, Inc.(Æ) (995) (6)
OncoCyte Corp.(Æ) (1,924) (1)
OrthoPediatrics Corp.(Æ) (617) (25)
Outlook Therapeutics, Inc.(Æ) (5,568) (6)
Pacific Biosciences of California, Inc.(Æ) (1,351) (11)
Pardes Biosciences, Inc.(Æ) (1,767) (3)
Patterson Cos., Inc. (2,429) (68)
Poseida Therapeutics, Inc.(Æ) (1,261) (7)
RadNet, Inc.(Æ) (1,658) (31)
Repligen Corp.(Æ) (847) (143)
Seelos Therapeutics, Inc.(Æ) (5,074) (3)
Sharecare, Inc.(Æ) (9,641) (15)
SIGA Technologies, Inc. (2,414) (18)
Sorrento Therapeutics, Inc.(Æ) (7,177) (6)
Syndax Pharmaceuticals, Inc.(Æ) (3,327) (85)
TransMedics Group, Inc.(Æ) (808) (50)
Vaxart, Inc.(Æ) (4,859) (5)
Vaxcyte, Inc.(Æ) (1,544) (74)
Ventyx Biosciences, Inc.(Æ) (406) (13)
Veracyte, Inc.(Æ) (6,608) (157)
Vericel Corp.(Æ) (1,919) (51)
Vor BioPharma, Inc.(Æ) (964) (6)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xeris Biopharma Holdings, Inc.(Æ) (6,601) (9)
Y-mAbs Therapeutics, Inc.(Æ) (1,940) (9)
(1,801)
Materials and Processing - (0.3)%
Amyris, Inc.(Æ) (5,612) (9)
Cleveland-Cliffs, Inc.(Æ) (11,680) (188)
Haynes International, Inc. (787) (36)
KAR Auction Services, Inc.(Æ) (3,376) (44)
Lawson Products, Inc.(Æ) (477) (18)
Origin Materials, Inc.(Æ) (1,000) (5)
Quaker Chemical Corp. (440) (73)
RBC Bearings, Inc.(Æ) (580) (121)
Schweitzer-Mauduit International, Inc. (2,079) (43)
ThredUp, Inc. Class A(Æ) (1,621) (2)
(539)
Producer Durables - (0.5)%
908 Devices, Inc.(Æ) (218) (2)
Aeva Technologies, Inc.(Æ) (2,400) (3)
Affirm Holdings, Inc.(Æ) (100) (1)
Coherent Corp.(Æ) (3,342) (117)
CryoPort, Inc.(Æ) (1,835) (32)
Deluxe Corp. (2,130) (36)
Fox Factory Holding Corp.(Æ) (1,674) (153)
FTI Consulting, Inc.(Æ) (314) (50)
GATX Corp. (874) (93)
Hydrofarm Holdings Group, Inc.(Æ) (5,670) (9)
I3 Verticals, Inc. Class A(Æ) (821) (20)
indie Semiconductor, Inc. Class A(Æ) (4,121) (24)
Latham Group, Inc.(Æ) (2,148) (7)
LCI Industries (625) (58)
Magnite, Inc.(Æ) (2,685) (28)
Maximus, Inc. (1,787) (131)
Microvast Holdings, Inc.(Æ) (5,500) (8)
Mirion Technologies, Inc.(Æ) (3,789) (25)
MultiPlan Corp.(Æ) (9,188) (11)
Paymentus Holdings, Inc. Class A(Æ) (2,921) (23)
Payoneer Global, Inc.(Æ) (5,003) (27)
Proterra, Inc.(Æ) (1,229) (5)
PureCycle Technologies, Inc.(Æ) (5,533) (37)
Regal Rexnord Corp. (59) (7)
Repay Holdings Corp.(Æ) (3,295) (27)
Vectrus, Inc.(Æ) (720) (30)
Workhorse Group, Inc.(Æ) (3,920) (6)
Xometry, Inc. Class A(Æ) (1,851) (60)
Xos, Inc.(Æ) (2,100) (1)
(1,031)
Technology - (0.8)%
ACV Auctions, Inc. Class A(Æ) (3,951) (32)
Aehr Test Systems(Æ) (1,180) (24)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Appian Corp. Class A(Æ) (330) (11)
AppLovin Corp. Class A(Æ) (6,178) (65)
Aspen Technology, Inc.(Æ) (684) (140)
Atomera, Inc.(Æ) (823) (5)
AvePoint, Inc.(Æ) (3,546) (14)
AvidXchange Holdings, Inc.(Æ) (3,883) (39)
AXT, Inc.(Æ) (2,143) (9)
Azenta, Inc.(Æ) (1,676) (98)
Bentley Systems, Inc. Class B (4,189) (155)
Bumble, Inc. Class A(Æ) (5,087) (107)
Cargurus, Inc.(Æ) (2,846) (40)
Digimarc Corp.(Æ) (1,518) (28)
Digital Turbine, Inc.(Æ) (811) (12)
E2open Parent Holdings, Inc.(Æ) (13,559) (80)
EchoStar Corp. Class A(Æ) (100) (2)
Frontier Communications Corp.(Æ) (6,423) (164)
InterDigital, Inc. (1,024) (51)
Latch, Inc.(Æ) (4,809) (3)
Model N, Inc.(Æ) (1,028) (42)
NAPCO Security Technologies, Inc.(Æ) (1,135) (31)
nCino, Inc.(Æ) (2,376) (63)
Olo, Inc. Class A(Æ) (6,255) (39)
Ondas Holdings, Inc.(Æ) (2,338) (4)
Opendoor Technologies, Inc.(Æ) (5,701) (7)
Ouster, Inc.(Æ) (9,348) (8)
PAR Technology Corp.(Æ) (2,330) (61)
Porch Group, Inc.(Æ) (11,879) (22)
ShotSpotter, Inc.(Æ) (376) (13)
Skillz, Inc.(Æ) (29,834) (15)
Squarespace, Inc. Class A(Æ) (1,071) (24)
Ultra Clean Holdings(Æ) (1,213) (40)
ViaSat, Inc.(Æ) (1,597) (50)
Wolfspeed, Inc.(Æ) (1,711) (118)
(1,616)
Utilities - (0.1)%
Civitas Resources, Inc. (2,439) (141)
Crescent Energy Co. Class A (740) (9)
New Fortress Energy, Inc. (1,177) (50)
Tellurian, Inc.(Æ) (5,361) (9)
Ziff Davis, Inc.(Æ) (1,133) (90)
(299)
Total Securities Sold Short
(proceeds $10,696) (8,886)
Other Assets and Liabilities,
Net - (1.9)%
(3,815)
Net Assets - 100.0%
206,162

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 112 USD 9,917 03/23 (277)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (277)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 23,093 $ — $ —
$ —
$ 23,093 11.2
Consumer Staples 9,575 — —
—
9,575 4.7
Energy 8,743 — —
—
8,743 4.2
Financial Services 45,499 — —
—
45,499 22.1
Health Care 33,550 — 1
—
33,551 16.3
Materials and Processing 15,434 — —
—
15,434 7.5
Producer Durables 34,031 — —
—
34,031 16.5
Technology 25,567 — —
—
25,567 12.4
Utilities 9,158 — —
—
9,158 4.4
Short-Term Investments — — — 9,967 9,967 4.8
Other Securities — — — 4,245 4,245 2.1
Total Investments 204,650 — 1 14,212 218,863 106.2
Securities Sold Short
**
(8,886) — — — (8,886) (4.3)
Other Assets and Liabilities, Net
(1.9)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (277) — — — (277) (0.1)
Total Other Financial Instruments
*
$ (277) $ — $ — $ — $ (277)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2022, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 277
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,183)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (503)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2022
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,205 $ — $ 4,205
Total Financial and Derivative Assets
4,205 — 4,205
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,205 $ — $ 4,205
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 24 $ — $ 24 $ —
Bank of Nova Scotia
54 — 54 —
Barclays
312 — 312 —
Citigroup
428 — 428 —
Fidelity
1,259 — 1,259 —
Goldman Sachs
480 — 480 —
HSBC
897 — 897 —
ING
5 — 5 —
Morgan Stanley
547 — 547 —
UBS
147 — 147 —
Wells Fargo
52 — 52 —
Total
$ 4,205 $ — $ 4,205 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 45
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 8,886 $ — $ 8,886
Total Financial and Derivative Liabilities
8,886 — 8,886
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,886 $ — $ 8,886
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 8,886 $ — $ 8,886 $ —
Total
$ 8,886 $ — $ 8,886 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 211,786
Investments, at fair value(*)(>) ....................................................................................................................................................
218,863
Foreign currency holdings(^) ....................................................................................................................................................... 17
Receivables:
Dividends and interest ...................................................................................................................................................... 177
Dividends from affiliated funds ....................................................................................................................................... 38
Investments sold ............................................................................................................................................................... 400
Fund shares sold ............................................................................................................................................................... 1
From broker(a) ................................................................................................................................................................. 892
Total assets ...............................................................................................................................................................
220,388
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 4
Investments purchased ..................................................................................................................................................... 292
Fund shares redeemed ...................................................................................................................................................... 260
Accrued fees to affiliates .................................................................................................................................................. 163
Other accrued expenses .................................................................................................................................................... 99
Variation margin on futures contracts .............................................................................................................................. 277
Securities sold short, at fair value(‡) ........................................................................................................................................... 8,886
Payable upon return of securities loaned ..................................................................................................................................... 4,245
Total liabilities ...........................................................................................................................................................
14,226
Net Assets ...............................................................................................................................................................
$ 206,162

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 47
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 98
Shares of beneficial interest .........................................................................................................................................................
164
Additional paid-in capital ............................................................................................................................................................
205,900
Net Assets ...............................................................................................................................................................
$ 206,162
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 12.56
Net assets ............................................................................................................................................................................. $ 206,161,690
Shares outstanding ($.01 par value) ..................................................................................................................................... 16,412,049
Amounts in thousands
(^)     Foreign currency holdings - cost $ 17
(*)     Securities on loan included in investments $ 4,205
(‡)     Proceeds on securities sold short $ 10,696
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 14,212
(a)     Receivable from Broker for Futures $ 892
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,104
Dividends from affiliated funds ....................................................................................................................................... 172
Securities lending income (net) ....................................................................................................................................... 66
Total investment income ..............................................................................................................................................................
3,342
Expenses
Advisory fees ................................................................................................................................................................... 1,979
Administrative fees .......................................................................................................................................................... 110
Custodian fees .................................................................................................................................................................. 113
Transfer agent fees ........................................................................................................................................................... 10
Professional fees .............................................................................................................................................................. 89
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 13
Dividends from securities sold short ................................................................................................................................ 93
Interest expense paid on securities sold short .................................................................................................................. 89
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 2,519
Expense reductions .......................................................................................................................................................... (64)
Net expenses ................................................................................................................................................................................
2,455
Net investment income (loss) .......................................................................................................................................................
887
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (2,201)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (2,183)
Securities sold short ......................................................................................................................................................... 2,121
Net realized gain (loss) ................................................................................................................................................................
(2,264)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (40,660)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (503)
Securities sold short ......................................................................................................................................................... 1,670
Net change in unrealized appreciation (depreciation) ................................................................................................................. (39,491)
Net realized and unrealized gain (loss) ........................................................................................................................................ (41,755)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (40,868)

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 49
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 887 $ 115
Net realized gain (loss) ....................................................................................................................... (2,264) 65,174
Net change in unrealized appreciation (depreciation) ........................................................................ (39,491) (6,951)
Net increase (decrease) in net assets from operations .............................................................................. (40,868) 58,338
Distributions
To shareholders ................................................................................................................................... (4,984) (57,621)
Net decrease in net assets from distributions ............................................................................................ (4,984) (57,621)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (5,539) 20,572
Total Net Increase (Decrease) in Net Assets ........................................................................
(51,391) 21,289
Net Assets
Beginning of period .................................................................................................................................. 257,553 236,264
End of period .............................................................................................................................................
$ 206,162 $ 257,553
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 469 $ 6,287 978 $ 18,542
Proceeds from reinvestment of distributions 365 4,984 3,876 57,621
Payments for shares redeemed (1,291) (16,810) (2,990) (55,591)
Total increase (decrease)
(457) $ (5,539) 1,864 $ 20,572

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
50 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2022 15.27 .05 (2.46) (2.41) (.03) (.27)
December 31, 2021 15.75 .01 3.92 3.93 (.04 ) (4.37)
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31)
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22)
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 51
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.30) 12.56 (15.96) 206,162 1.15 1.12 .40 101
(4.41) 15.27 25.79 257,553 1.14 1.13 .0 5 114
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
52 U.S, Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2022, there were no adjustments to the Statement of Assets and Liabilities
.
Advisory fees $ 152,808
Administration fees 8,884
Transfer agent fees 782
Trustee fees 1,020
$ 163,494
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,575 $ 68,232 $ 70,841 $ (1) $ 2 $ 9,967 $ 172 $ —
U.S. Cash Collateral Fund 5,045 43,860 44,660 — — 4,245 — —
$ 17,620 $ 112,092 $ 115,501 $ (1) $ 2 $ 14,212 $ 172 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 207,833,737 $ 6,438,717 $ (4,572,379) $ 1,866,338 $ 115,668 $ (2,161,233)
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 964,587 $ 4,019,719 $ — $ 30,051,616 $ 27,569,711 $ —

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
International Developed Markets Fund 53
International Developed Markets Fund
Total
Return
1 Year (13 .04)%
5 Years 0 .96%§
10 Years 4 .43%§
MSCI World ex USA Index (Net)**
Total
Return
1 Year (14 .29)%
5 Years 1 .79%§
10 Years 4 .59%§
International Developed Markets Linked Benchmark***
Total
Return
1 Year (14 .29)%
5 Years 1 .79%§
10 Years 4 .75%§

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
54 International Developed Markets Fund
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
December 31, 2022, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal
year”), the Fund lost 13.04%. This is compared to the Fund’s benchmark, the MSCI World ex USA Index (Net), which lost
14.29% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Foreign Large
Blend Category, a group of funds that Morningstar considers
to have investment strategies similar to those of the Fund, lost
15.59%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. developed markets, United Kingdom
was the best performing region in a down market, while
emerging markets underperformed relative to other non-U.S.
developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy led and was the only sector with positive returns, followed by the financials sector. Real estate and information technology performed the weakest among the
sectors.
From a factor perspective, value had the strongest performance, while growth lagged the most throughout the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
For the fiscal year, the Fund’s overweight to value and
underweight to quality were positive contributors. Sector
positioning, with an overweight to financials being the top
contributor, was rewarded. Regional allocations detracted,
mainly driven by an underweight to Australia/New Zealand.
Stock selection was effective and drove performance,
particularly within the financials and consumer discretionary sectors.
With respect to certain of the Fund’s money managers, Pzena
Investment Management, LLC’s tilt towards lower quality and
higher value contributed positively to performance. Sector
positioning was a tailwind, with an underweight to information technology and an overweight to energy the main contributors.
Regional allocations detracted from performance, with an
overweight to emerging markets being the main detractor. Stock selection contributed positively to performance, particularly within financials and consumer discretionary.
Intermede Investment Partners, Limited’s growth strategy
detracted from performance. An underweight to energy and
an overweight to information technology were not rewarded.
Regional allocations also detracted from performance, mainly due to overweights to emerging markets and U.S. Stock
selection detracted from performance, particularly within health care, communication services, and Japan.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seeks to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy outperformed the Fund’s benchmark
for the fiscal year as the strategy’s overweight to value was a tailwind.
In addition, RIM utilized equity futures and currency forward contracts to position the portfolio to meet RIM’s overall
preferred positioning with respect to country and currency
exposures. This strategy contributed positively to performance during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy detracted from performance.

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
International Developed Markets Fund 55
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2022 Styles
Intermede Investment Partners Limited and
Intermede Global Partners Inc. Growth
Pzena Investment Management LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on January 1, 2013.
**
MSCI World ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the
Russell Developed ex US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
56 International Developed Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 1,060.00 $ 1,020.01
Expenses Paid During Period* $ 5.35 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.2%
Argentina - 0.0%
YPF SA - ADR(Æ) 9,233 85
Australia - 1.9%
Ampol , Ltd. 8,836 170
APA Group 479 3
ASX, Ltd. - ADR 567 26
Australia & New Zealand Banking
Group, Ltd. 5,533 89
BHP Group, Ltd. - ADR 50,221 1,555
BlueScope Steel, Ltd. 5,497 63
Commonwealth Bank of Australia
- ADR 4,483 313
Dexus Property Group(ö) 15,596 82
Flutter Entertainment PLC(Æ) 6,310 862
Macquarie Group, Ltd. 1,403 159
Medibank Pvt , Ltd. 114,309 228
National Australia Bank, Ltd. - ADR 6,006 122
Rio Tinto PLC 19,126 1,342
Rio Tinto, Ltd. - ADR 1,934 152
South32, Ltd. Class B 230,190 623
Wesfarmers, Ltd.(Æ) 3,132 98
Westpac Banking Corp. 8,817 139
Woodside Energy Group, Ltd. 6,442 156
6,182
Austria - 0.5%
ams AG(Æ) 20,386 150
Erste Group Bank AG 40,528 1,292
Mondi PLC 17,109 291
1,733
Belgium - 0.3%
Ageas SA 9,778 435
Etablissements Franz Colruyt NV 1,285 29
KBC Groep NV 597 38
UCB SA 6,439 507
1,009
Brazil - 0.7%
Ambev SA(Æ) 303,484 834
Atacadao SA 30,200 85
Banco Bradesco SA - ADR 130,736 377
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,784 276
Telefonica Brasil SA 35,219 253
Ultrapar Participacoes SA 83,200 200
Yara International ASA 2,286 100
2,125
Canada - 4.6%
Agnico Eagle Mines, Ltd. 18,994 987
Alimentation Couche-Tard, Inc. 2,589 114
ARC Resources, Ltd. 17,373 234
Bank of Montreal 1,995 181
Bank of Nova Scotia (The) 4,760 233
Barrick Gold Corp. 29,415 504
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CAE, Inc.(Æ) 113,700 2,199
Cameco Corp. Class A 9,156 208
Canadian Imperial Bank of Commerce 2,428 98
Canadian National Railway Co. 16,548 1,966
CGI Group, Inc.(Æ) 1,863 161
Dollarama , Inc. 9,417 551
Emera , Inc. 1,665 64
Enbridge, Inc.(Ñ) 7,513 294
George Weston, Ltd. 711 88
Great-West Lifeco , Inc. 3,162 73
iA Financial Corp., Inc. 6,350 372
Kinross Gold Corp. 20,673 85
Loblaw Cos., Ltd. 1,627 144
Lundin Mining Corp. 18,491 113
Magna International, Inc. Class A 4,512 254
Metro, Inc. Class A 3,992 221
National Bank of Canada 1,465 99
Open Text Corp. 2,344 69
Royal Bank of Canada - GDR 17,709 1,665
Saputo, Inc. - ADR 1,942 48
Stantec , Inc. 13,320 638
Sun Life Financial, Inc. 24,270 1,126
TC Energy Corp.(Æ)(Ñ) 4,779 190
TELUS Corp. 6,954 134
Thomson Reuters Corp.(Æ) 873 99
Toronto-Dominion Bank (The) 23,164 1,500
14,712
China - 1.6%
Alibaba Group Holding, Ltd.(Æ) 106,414 1,175
Baidu, Inc. Class A(Æ) 19,050 274
BYD Co., Ltd. Class H 21,500 529
Dongfeng Motor Group Co., Ltd. Class
H 552,000 317
Tencent Holdings, Ltd. 50,384 2,141
Trip.com Group, Ltd. - ADR(Æ) 22,602 777
5,213
Denmark - 1.3%
AP Moller - Maersk A/S Class B 127 285
Carlsberg A/S Class B 1,106 147
Chr Hansen Holding A/S 1,924 139
Coloplast A/S Class B 619 73
Danske Bank A/S 35,839 706
DSV A/S 2,997 476
Novo Nordisk A/S Class B 15,984 2,164
Novozymes A/S Class B 1,505 76
Tryg A/S 3,314 79
4,145
Finland - 1.5%
Elisa OYJ 8,413 446
Kone OYJ Class B 4,553 236
Neste OYJ 10,995 508
Nokia OYJ 420,894 1,956
Nordea Bank Abp 15,509 166
Orion OYJ Class B 3,235 177

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sampo OYJ Class A 16,545 865
UPM- Kymmene OYJ 1,432 54
Wartsila OYJ Abp Class B 39,377 333
4,741
France - 9.4%
Accor SA(Æ) 64,460 1,601
Air Liquide SA Class A 1,427 203
Airbus Group SE 8,505 1,011
Amundi SA(Þ) 16,849 957
AXA SA 36,428 1,015
BNP Paribas SA 11,697 666
Bouygues SA - ADR 14,092 423
Bureau Veritas SA 26,780 705
Capgemini SE 4,197 704
Carrefour SA 31,009 519
Cie de Saint-Gobain SA 14,811 727
Danone SA 2,699 142
Dassault Aviation SA 5,495 932
Dassault Systemes SE 2,279 82
Edenred 2,958 161
Eiffage SA 915 90
Engie SA 58,644 840
Euroapi SA(Æ) 823 12
Gecina SA(ö) 699 71
Hermes International 176 272
Kering 1,191 609
La Francaise des Jeux SAEM(Þ) 3,816 153
Legrand SA - ADR 1,065 86
L'Oreal SA 3,938 1,413
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,401 3,197
Michelin (CGDE) 63,250 1,759
Orange SA - ADR 58,139 578
Pernod Ricard SA 936 184
Publicis Groupe SA - ADR 15,463 982
Remy Cointreau SA 591 100
Renault SA(Æ) 12,807 427
Rexel SA Class H(Æ) 124,364 2,465
Sanofi - ADR 30,282 2,930
Schneider Electric SE 8,105 1,140
SCOR SE - ADR 5,685 131
SEB SA 673 57
Societe Generale SA 22,968 576
Teleperformance - GDR 506 121
TotalEnergies SE 27,922 1,742
Vinci SA 2,597 259
30,042
Germany - 4.3%
Allianz SE 1,463 314
BASF SE 22,865 1,135
Beiersdorf AG 941 108
Brenntag SE 2,346 150
CECONOMY AG 28,820 57
Continental AG 4,685 280
Covestro AG(Þ) 43,595 1,706
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daimler Truck Holding AG(Æ) 64,895 2,011
Deutsche Boerse AG 8,339 1,439
Deutsche Telekom AG 15,107 302
E.ON SE 11,249 112
Fresenius Medical Care AG & Co. 28,009 916
Fresenius SE & Co. KGaA 21,228 597
Hannover Rueck SE 3,132 623
HeidelbergCement AG 11,856 676
Henkel AG & Co. KGaA 1,723 111
Infineon Technologies AG - ADR 19,987 609
LEG Immobilien SE 1,567 102
Mercedes-Benz Group AG 6,423 422
Muenchener Rueckversicherungs-
Gesellschaft AG 3,883 1,263
SAP SE - ADR 2,058 212
Siemens AG 4,615 640
Symrise AG 870 95
Vonovia SE 2,792 66
13,946
Hong Kong - 3.6%
AIA Group, Ltd. 306,739 3,379
CK Asset Holdings, Ltd. 91,049 561
CK Hutchison Holdings, Ltd. Class B 13,313 80
CK Infrastructure Holdings, Ltd. 7,500 39
CLP Holdings, Ltd. 63,000 460
Galaxy Entertainment Group, Ltd. 192,869 1,277
Hang Seng Bank, Ltd. 39,400 652
Hong Kong & China Gas Co., Ltd. 738,000 701
Hong Kong Exchanges & Clearing, Ltd. 14,900 644
Power Assets Holdings, Ltd. 65,500 359
Sun Hung Kai Properties, Ltd. 8,500 116
Swire Properties, Ltd. 100,200 254
Techtronic Industries Co., Ltd. 259,271 2,887
WH Group, Ltd.(Þ) 290,500 169
11,578
India - 1.2%
Canara Bank 81,179 325
Housing Development Finance Corp.,
Ltd. 84,545 2,692
Oil & Natural Gas Corp., Ltd. 109,584 194
Reliance Industries, Ltd. - GDR(Þ) 12,031 741
3,952
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 552,155 351
Ireland - 1.9%
AIB Group PLC 92,546 357
Aon PLC Class A 6,931 2,080
Bank of Ireland Group PLC 127,349 1,207
CRH PLC 2,291 91
Kerry Group PLC Class A 21,311 1,923
Ryanair Holdings PLC - ADR(Æ) 8,228 615
6,273

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.1%
Bank Hapoalim BM 10,568 95
Bank Leumi Le-Israel BM 12,839 107
Check Point Software Technologies,
Ltd.(Æ) 1,026 130
Israel Discount Bank, Ltd. Class A 18,095 95
Mizrahi Tefahot Bank, Ltd. 2,374 77
504
Italy - 2.4%
Assicurazioni Generali SpA 35,312 627
BPER Banca 143,561 294
Davide Campari-Milano NV(Æ) 67,623 685
Enel SpA 238,024 1,280
Eni SpA - ADR 65,724 939
FinecoBank Banca Fineco SpA 119,606 1,994
Moncler SpA 9,504 506
Recordati SpA 5,615 234
Snam Rete Gas SpA 18,790 91
Terna Rete Elettrica Nazionale SpA 4,731 35
UniCredit SpA 60,060 854
7,539
Japan - 16.9%
Ajinomoto Co., Inc. 5,200 159
Alfresa Holdings Corp. 15,500 198
Alps Alpine Co., Ltd. 19,100 174
Astellas Pharma, Inc. 65,500 994
Bandai Namco Holdings, Inc. 8,400 527
Benesse Holdings, Inc. 3,100 47
Bridgestone Corp. 6,300 224
Brother Industries, Ltd. 8,600 130
Canon, Inc. 36,000 778
Dai-ichi Life Holdings, Inc. 29,450 669
Daiichi Sankyo Co., Ltd. 28,900 926
Daito Trust Construction Co., Ltd. 300 31
Daiwa House Industry Co., Ltd. 7,500 172
Daiwa House REIT Investment Corp.(ö) 26 58
Daiwa Securities Group, Inc. 29,000 128
DeNA Co., Ltd. 16,800 224
Denso Corp. 7,900 387
Disco Corp. 1,100 316
Eisai Co., Ltd. 11,040 723
FANUC Corp. 5,100 761
Fuji Media Holdings, Inc. 12,900 106
FUJIFILM Holdings Corp. 2,000 101
Fukuoka Financial Group, Inc. 22,800 520
Hakuhodo DY Holdings, Inc. 6,600 67
Hino Motors, Ltd. 54,000 207
Honda Motor Co., Ltd. 41,871 957
Iida Group Holdings Co., Ltd. 24,200 366
Inpex Corp. 37,100 396
Isuzu Motors, Ltd. 106,300 1,242
ITOCHU Corp. 7,800 244
Japan Airlines Co., Ltd.(Æ) 15,600 320
Japan Exchange Group, Inc. 22,000 318
Japan Post Bank Co., Ltd. Class A 4,600 39
Japan Post Holdings Co., Ltd. 27,000 228
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Real Estate Investment Corp.(ö) 13 57
Japan Tobacco, Inc. 50,900 1,029
JGC Holdings Corp. 21,700 275
Kajima Corp. 9,000 105
Kansai Electric Power Co., Inc. (The) 18,000 175
Kao Corp. 16,100 644
KDDI Corp. 35,400 1,070
Keyence Corp. 5,400 2,114
Kirin Holdings Co., Ltd. 24,600 377
Komatsu, Ltd. 69,900 1,517
Kyocera Corp. 17,900 893
Lion Corp. 7,900 91
Makita Corp. 17,068 400
McDonald's Holdings Co. Japan, Ltd. 5,200 198
Medipal Holdings Corp. 13,000 171
MEIJI Holdings Co., Ltd. 5,500 282
Mitsubishi Corp. 6,200 201
Mitsubishi Electric Corp. 79,600 788
Mitsubishi Estate Co., Ltd. 38,100 493
Mitsubishi Heavy Industries, Ltd. 6,400 253
Mitsubishi UFJ Financial Group, Inc. 141,100 952
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 45,800 226
Mitsui & Co., Ltd. 18,200 529
Mizuho Financial Group, Inc. 7,800 110
MS&AD Insurance Group Holdings,
Inc. 29,800 954
Murata Manufacturing Co., Ltd. 7,146 358
Nidec Corp. 9,200 479
Nikon Corp. 23,100 205
Nintendo Co., Ltd. 20,200 846
Nippon Building Fund, Inc.(ö) 24 107
Nippon Prologis, Inc.(Æ)(ö) 41 96
Nippon Telegraph & Telephone Corp. 6,306 180
Nippon Television Holdings, Inc. 21,200 168
Nissan Chemical Industries, Ltd. 3,900 172
Nissan Motor Co., Ltd. 86,800 273
Nisshin Seifun Group, Inc. 3,900 49
Nitori Holdings Co., Ltd. 600 78
Nitto Denko Corp. 5,800 334
Nomura Holdings, Inc. 50,800 189
Obayashi Corp. 11,200 85
Oji Holdings Corp. 40,700 164
Ono Pharmaceutical Co., Ltd. 21,091 494
ORIX Corp. 1,200 19
Orix JREIT, Inc.(ö) 47 67
Osaka Gas Co., Ltd. 7,900 128
Otsuka Holdings Co., Ltd. 4,300 140
Resona Holdings, Inc. 289,200 1,589
SCSK Corp. 2,200 33
Secom Co., Ltd. 2,600 148
Sekisui Chemical Co., Ltd. 15,700 218
Sekisui House, Ltd. 10,900 193
Seven & i Holdings Co., Ltd. 5,300 227
SG Holdings Co., Ltd. 6,200 86
Shimamura Co., Ltd. 1,441 144
Shimizu Corp. 19,500 104

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shin-Etsu Chemical Co., Ltd. 30,035 3,659
Shiseido Co., Ltd. 32,800 1,616
SMC Corp. 1,100 466
SoftBank Group Corp. 8,700 99
Sohgo Security Services Co., Ltd. 5,100 139
Sony Group Corp. 9,110 695
Stanley Electric Co., Ltd. 15,739 299
Subaru Corp. 110,644 1,698
Sumitomo Electric Industries, Ltd. 41,400 470
Sumitomo Heavy Industries, Ltd. 11,800 235
Sumitomo Mitsui Financial Group, Inc. 27,000 1,088
Sumitomo Mitsui Trust Holdings, Inc. 18,100 631
Sumitomo Rubber Industries, Ltd. 18,000 158
Suntory Beverage & Food, Ltd. 2,100 72
T&D Holdings, Inc. 80,300 1,156
Taiheiyo Cement Corp. 11,700 182
Taisei Corp. 4,100 132
Takeda Pharmaceutical Co., Ltd. 41,500 1,296
THK Co., Ltd. 15,600 295
Tokio Marine Holdings, Inc. 45,900 983
Tokyo Electron, Ltd. 7,770 2,308
Tokyo Gas Co., Ltd. 9,600 188
Toray Industries, Inc. 112,200 623
Toyota Motor Corp. 23,400 320
Trend Micro, Inc. 900 42
Tsuruha Holdings, Inc. 4,400 342
USS Co., Ltd. 8,100 128
Yakult Honsha Co., Ltd. 1,300 85
Yamaha Motor Co., Ltd. 20,200 459
Yamato Holdings Co., Ltd. 30,894 491
54,369
Jersey - 0.2%
Glencore PLC 111,632 746
Luxembourg - 0.8%
ArcelorMittal SA(Æ) 41,103 1,075
Eurofins Scientific SE 16,398 1,181
RTL Group SA 5,556 234
2,490
Malaysia - 0.1%
CIMB Group Holdings BHD 229,417 302
Mexico - 0.4%
Grupo Televisa SAB - ADR 249,823 1,139
Netherlands - 5.3%
ABN AMRO Bank NV(Þ) 54,701 756
Adyen NV(Æ)(Þ) 363 502
Akzo Nobel NV 1,051 70
ASML Holding NV 2,305 1,248
Euronext NV(Þ) 1,693 125
Ferrari NV 3,512 751
Heineken Holding NV 1,074 83
Heineken NV 34,298 3,222
ING Groep NV 175,263 2,138
Koninklijke Ahold Delhaize NV 7,662 220
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koninklijke DSM NV 358 44
Koninklijke Philips NV 32,674 491
NN Group NV 2,396 98
PostNL NV - ADR 55,011 100
Randstad NV 34,043 2,079
Shell PLC 142,765 4,059
Universal Music Group NV 32,423 783
VEON, Ltd.(Æ) 134,442 66
Wolters Kluwer NV 1,240 130
16,965
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd. 92,050 1,310
Spark New Zealand, Ltd. 67,788 232
1,542
Norway - 0.4%
DNB Bank ASA 6,002 119
Kongsberg Gruppen ASA 4,782 203
Mowi ASA 23,919 408
Norsk Hydro ASA 13,400 100
Orkla ASA 43,997 318
Telenor ASA 11,896 111
1,259
Portugal - 0.2%
Energias de Portugal SA 7,648 38
Jeronimo Martins SGPS SA 24,644 533
571
Russia - 0.0%
Gazprom PJSC(Š) 114,398 —
Lukoil PJSC(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 0.7%
DBS Group Holdings, Ltd. 18,156 460
Oversea-Chinese Banking Corp., Ltd. 83,792 760
Singapore Exchange, Ltd. 7,900 53
Singapore Telecommunications, Ltd. 485,600 932
United Overseas Bank, Ltd. 4,700 108
2,313
South Africa - 0.1%
MTN Group, Ltd. 12,114 91
Old Mutual, Ltd. 353,626 217
308
South Korea - 1.5%
Coway Co., Ltd. 6,160 273
Hankook Tire & Technology Co., Ltd.
(Æ) 8,269 205
Hyundai Mobis Co., Ltd. 2,421 386
KB Financial Group, Inc. 17,961 684
KT Corp. - ADR 41,465 560
LG Energy Solution, Ltd.(Æ) 1,596 553

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd. 25,719 1,134
Shinhan Financial Group Co., Ltd. 38,469 1,072
4,867
Spain - 1.9%
Amadeus IT Group SA Class A(Æ) 22,915 1,182
CaixaBank SA 339,871 1,334
Cellnex Telecom SA(Þ) 40,375 1,343
Enagas SA 6,702 111
Endesa SA - ADR 2,131 40
Iberdrola SA 25,931 303
Industria de Diseno Textil SA 55,312 1,473
Red Electrica Corp. SA 7,686 134
Telefonica SA - ADR 17,601 64
5,984
Sweden - 1.7%
Assa Abloy AB Class B 37,797 813
Atlas Copco AB(Æ) 34,629 410
Boliden AB(Æ) 14,255 536
Essity Aktiebolag Class B 6,419 168
Hexagon AB(Æ) 127,133 1,336
Investor AB Class B 5,909 107
Kinnevik AB Class B(Æ) 2,854 39
Sandvik AB 30,594 552
Securitas AB Class B 9,746 81
Skandinaviska Enskilda Banken AB
Class A 10,055 116
Skanska AB Class B 4,372 70
SKF AB Class B 35,537 544
Svenska Handelsbanken AB Class A 12,929 130
Swedbank AB Class A 4,857 83
Swedish Match AB 32,690 356
5,341
Switzerland - 9.5%
ABB, Ltd. 35,094 1,069
Adecco Group AG 16,270 535
Alcon, Inc. 9,917 681
Baloise Holding AG 608 94
Barry Callebaut AG 32 63
Chocoladefabriken Lindt & Spruengli
AG 11 205
Cie Financiere Richemont SA Class A 5,913 765
Credit Suisse Group AG Class A 69,553 209
EMS- Chemie Holding AG 340 230
Geberit AG 2,145 1,016
Givaudan SA 37 113
Julius Baer Group, Ltd. 22,146 1,287
Kuehne & Nagel International AG 3,386 787
LafargeHolcim , Ltd.(Æ) 13,351 688
Lonza Group AG 1,363 671
Nestle SA 42,447 4,902
Novartis AG 38,629 3,499
Partners Group Holding AG 1,559 1,386
Roche Holding AG 9,827 3,102
Schindler Holding AG 827 153
SGS SA 322 746
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sika AG 608 147
Swatch Group AG (The) Class B 2,065 586
Swiss Life Holding AG 189 98
Swiss Prime Site AG Class A 1,463 127
Swisscom AG 1,704 933
UBS Group AG 272,406 5,077
Zurich Insurance Group AG 2,637 1,260
30,429
Taiwan - 1.9%
Catcher Technology Co., Ltd. 50,513 278
Hon Hai Precision Industry Co., Ltd. 623,184 2,025
Taiwan Semiconductor Manufacturing
Co., Ltd. 111,000 1,618
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 28,854 2,149
6,070
Thailand - 0.2%
Kasikornbank PCL 128,900 547
Turkey - 0.2%
Turk Telekomunikasyon AS 230,967 303
Turkcell Iletisim Hizmetleri AS 98,852 200
503
United Kingdom - 10.3%
Admiral Group PLC 10,746 278
Anglo American PLC 40,944 1,601
AstraZeneca PLC 12,507 1,697
Aviva PLC 90,131 480
Babcock International Group PLC(Æ) 62,099 212
BAE Systems PLC 12,460 129
Barclays PLC 265,657 511
Barratt Developments PLC 79,261 381
Berkeley Group Holdings PLC 756 34
BP PLC 240,949 1,401
British American Tobacco PLC 304 12
British Land Co. PLC (The)(ö) 52,154 249
BT Group PLC 270,991 368
Compass Group PLC 76,164 1,760
Croda International PLC(Æ) 1,241 99
Diageo PLC 25,269 1,116
easyJet PLC(Æ) 76,177 299
Endeavour Mining PLC 10,514 225
Experian PLC 7,454 254
Ferguson PLC 621 78
Haleon PLC(Æ) 801,878 3,207
Halma PLC 3,228 77
HSBC Holdings PLC 238,725 1,489
Intermediate Capital Group PLC(Æ) 32,403 450
Intertek Group PLC 2,244 110
J Sainsbury PLC 554,805 1,456
John Wood Group PLC(Æ) 275,188 448
Johnson Matthey PLC 2,355 61
Kingfisher PLC 71,411 204
Land Securities Group PLC(ö) 34,795 262
Legal & General Group PLC 30,351 92

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Linde PLC 9,254 3,026
Lloyds Banking Group PLC 177,653 98
Marks & Spencer Group PLC(Æ) 46,873 70
Natwest Group PLC 162,768 520
Persimmon PLC Class A 6,275 93
Reckitt Benckiser Group PLC 8,268 575
RELX PLC 7,880 218
Sage Group PLC (The) 9,700 87
Schroders PLC 34,148 179
Scottish & Southern Energy PLC 9,089 188
Segro PLC(ö) 7,327 68
Smith & Nephew PLC 8,755 117
Spirax-Sarco Engineering PLC 668 86
St. James's Place PLC 29,413 389
Standard Chartered PLC 216,221 1,623
Taylor Wimpey PLC 268,202 331
TechnipFMC PLC(Æ) 23,245 283
Tesco PLC 393,077 1,066
Travis Perkins PLC 66,025 706
Unilever PLC 28,850 1,456
United Utilities Group PLC 5,357 64
Vodafone Group PLC 215,987 219
Wausau Paper Corp. 60,167 597
Weir Group PLC (The) 95,895 1,924
33,023
United States - 4.0%
Accenture PLC Class A 8,995 2,400
Allegion PLC 17,065 1,796
Amdocs, Ltd. 12,892 1,172
CSL, Ltd. 1,402 273
GSK Finance No. 3 PLC 61,737 1,074
James Hardie Industries PLC 37,982 680
Las Vegas Sands Corp.(Æ) 16,427 790
Lululemon Athletica , Inc.(Æ) 2,283 731
Schlumberger, Ltd. 73,511 3,930
12,846
Total Common Stocks
(cost $306,901) 295,744
Preferred Stocks - 1.8%
Germany - 1.2%
Henkel AG & Co. KGaA
2.850% (Ÿ) 7,474 520
Porsche Automobil Holding SE
4.475% (Ÿ) 5,849 321
Sartorius AG
0.332% (Ÿ) 3,551 1,404
Volkswagen AG
20.985% (Ÿ) 11,489 1,432
3,677
South Korea - 0.6%
Samsung Electronics Co., Ltd.
0.000% (Æ) 48,676 1,959
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $6,497) 5,636
Warrants and Rights - 0.0%
Australia - 0.0%
Magellan Financial Group, Ltd.(Æ)
2027 Warrants 411 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 11,071,083 (∞) 11,069
Total Short-Term Investments
(cost $11,067) 11,069
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 479,398 (∞) 479
Total Other Securities
(cost $479) 479
Total Investments - 97.6%
(identified cost $324,944) 312,928
Other Assets and Liabilities,
Net - 2.4%
7,756
Net Assets - 100.0%
320,684

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
ABN AMRO Bank NV 10/03/19 EUR 54,701 15.34 840
756
Adyen NV 07/25/19 EUR 363 988.78 359
502
Amundi SA 02/21/19 EUR 16,849 62.55 1,054
957
Cellnex Telecom SA 08/10/17 EUR 40,375 42.58 1,719
1,343
Covestro AG 08/15/19 EUR 43,595 42.83 1,868
1,706
Euronext NV 04/29/22 EUR 1,693 81.03 137
125
La Francaise des Jeux SAEM 12/02/22 EUR 3,816 40.36 154
153
Reliance Industries, Ltd. 10/21/20 USD 12,031 58.25 701
741
WH Group, Ltd. 06/26/19 HKD 290,500 0.83 241 169
6,452
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 6 EUR 827 01/23
(51)
CAC40 Euro Index Futures 38 EUR 2,459 01/23
(122)
Dow Jones Index Futures 4 EUR 1,399 03/23
(61)
EURO STOXX 50 Index Futures 36 EUR 1,362 03/23
(71)
FTSE 100 Index Futures 68 GBP 5,077 03/23
(6)
FTSE/MIB Index Futures 4 EUR 474 03/23
(21)
IBEX 35 Index Futures 6 EUR 492 01/23
(4)
OMXS30 Index Futures 30 SEK 6,126 01/23
(23)
S&P/TSX 60 Index Futures 114 CAD 26,674 03/23
(688)
SPI 200 Index Futures 135 AUD 23,598 03/23
(337)
TOPIX Index Futures 62 JPY 1,172,730 03/23 (257)
Short Positions
Hang Seng Index Futures 25 HKD 24,894 01/23
(32)
MSCI Emerging Markets Index Futures 499 USD 23,937 03/23
440
MSCI Singapore Index Futures 70 SGD 2,034 01/23
1
S&P 500 E-Mini Index Futures 65 USD 12,548 03/23 434
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (798)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia USD 3,474 AUD 5,040 03/15/23 (33)
Commonwealth Bank of Australia USD 3,179 CAD 4,306 03/15/23 4
Commonwealth Bank of Australia USD 789 DKK 5,470 03/15/23 3
Commonwealth Bank of Australia USD 1,265 GBP 1,019 03/15/23 (31)
Commonwealth Bank of Australia USD 1,549 JPY 206,303 03/15/23 38
Commonwealth Bank of Australia USD 739 SEK 7,496 03/15/23 (18)
HSBC USD 3,469 AUD 5,040 03/15/23 (28)
HSBC USD 3,179 CAD 4,306 03/15/23 4

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 788 DKK 5,470 03/15/23 3
HSBC USD 1,263 GBP 1,019 03/15/23 (29)
HSBC USD 1,547 JPY 206,303 03/15/23 40
HSBC USD 738 SEK 7,496 03/15/23 (17)
Royal Bank of Canada USD 3,472 AUD 5,040 03/15/23 (31)
Royal Bank of Canada USD 3,180 CAD 4,306 03/15/23 3
Royal Bank of Canada USD 789 DKK 5,470 03/15/23 2
Royal Bank of Canada USD 1,268 GBP 1,019 03/15/23 (34)
Royal Bank of Canada USD 1,549 JPY 206,303 03/15/23 38
Royal Bank of Canada USD 740 SEK 7,496 03/15/23 (19)
Standard Chartered USD 3,470 AUD 5,040 03/15/23 (29)
Standard Chartered USD 3,176 CAD 4,306 03/15/23 6
Standard Chartered USD 788 DKK 5,470 03/15/23 3
Standard Chartered USD 1,264 GBP 1,019 03/15/23 (30)
Standard Chartered USD 1,547 JPY 206,303 03/15/23 39
Standard Chartered USD 739 SEK 7,496 03/15/23 (17)
State Street USD 219 EUR 205 03/15/23 1
State Street USD 1,127 NOK 10,950 03/15/23 (6)
State Street CHF 2,020 USD 2,210 03/15/23 9
State Street HKD 2,630 USD 338 03/15/23 1
State Street NZD 2,500 USD 1,614 03/15/23 25
Toronto Dominion Bank USD 3,471 AUD 5,040 03/15/23 (30)
Toronto Dominion Bank USD 3,176 CAD 4,306 03/15/23 6
Toronto Dominion Bank USD 788 DKK 5,470 03/15/23 3
Toronto Dominion Bank USD 1,263 GBP 1,019 03/15/23 (29)
Toronto Dominion Bank USD 1,547 JPY 206,303 03/15/23 40
Toronto Dominion Bank USD 738 SEK 7,496 03/15/23 (17)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (130)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 85 $ — $ —
$ —
$ 85 —
*
Australia 89 6,093 —
—
6,182 1 . 9
Austria — 1,733 —
—
1,733 0.5
Belgium — 1,009 —
—
1,009 0.3
Brazil 37 6 1,749 —
—
2,12 5 0.7
Canada 14, 712 — —
—
14, 712 4. 6
China 777 4,436 —
—
5,213 1.6
Denmark — 4,145 —
—
4,145 1. 3

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Finland — 4,741 —
—
4,741 1. 5
France — 30,042 —
—
30,042 9. 4
Germany — 13,946 —
—
13,946 4. 3
Hong Kong — 11,578 —
—
11,578 3.6
India — 3,952 —
—
3,952 1.2
Indonesia — 351 —
—
351 0.1
Ireland 2,695 3,578 —
—
6,273 1.9
Israel 130 374 —
—
504 0.1
Italy — 7,539 —
—
7,539 2.4
Japan — 54,369 —
—
54,369 16.9
Jersey — 746 —
—
746 0.2
Luxembourg — 2,490 —
—
2,490 0.8
Malaysia — 302 —
—
302 0.1
Mexico 1,139 — —
—
1,139 0.4
Netherlands 66 16,899 —
—
16,965 5. 3
New Zealand — 1,542 —
—
1,542 0.5
Norway — 1,259 —
—
1,259 0. 4
Portugal — 571 —
—
571 0.2
Russia — — —
—
— —
Singapore — 2,313 —
—
2,313 0.7
South Africa — 308 —
—
308 0.1
South Korea 560 4,307 —
—
4,867 1. 5
Spain — 5,984 —
—
5,984 1.9
Sweden — 5,341 —
—
5,341 1.7
Switzerland — 3 0 , 429 —
—
3 0 , 429 9. 5
Taiwan 2,149 3,921 —
—
6,070 1.9
Thailand — 547 —
—
547 0.2
Turkey — 503 —
—
503 0.2
United Kingdom 508 32,515 —
—
33,023 10. 3
United States 10,819 2,027 —
—
12,846 4.0
Preferred Stocks — 5,636 — — 5,636 1.8
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 11,069 11,069 3. 5
Other Securities — — — 479 479 0.1
Total Investments 34,105 267,275 — 11,548 312,928 97. 6
Other Assets and Liabilities, Net
2. 4
100.0

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 875 — — — 875 0. 3
Foreign Currency Exchange Contracts — 268 — — 268 0.1
A
Liabilities
Futures Contracts (1,673) — — — (1,673) (0.5)
Foreign Currency Exchange Contracts — (398) — — (398) (0.1)
Total Other Financial Instruments
**
$ (798) $ (130) $ — $ — $ (928)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
43,588
Consumer Staples ...............................................................................
23,581
Energy ................................................................................................
17,146
Financial Services ..............................................................................
71,824
Health Care ........................................................................................
26,952
Materials and Processing ...................................................................
30,969
Producer Durables ..............................................................................
39,542
Technology .........................................................................................
30,229
Utilities ...............................................................................................
11,913
Preferred Stocks
Consumer Discretionary ....................................................................
1,753
Consumer Staples ...............................................................................
520
Technology .........................................................................................
3,363
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
11,069
Other Securities ...........................................................................
479
Total Investments ............................................................................... 312,928

Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 268
Variation margin on futures contracts* 875 —
Total
$ 875 $ 268
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,673 $ —
Unrealized depreciation on foreign currency exchange contracts — 398
Total
$ 1,673 $ 398
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 7,496 $ —
Foreign currency exchange contracts — (4,644)
Total
$ 7,496 $ (4,644)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,888) $ —
Foreign currency exchange contracts — (352)
Total
$ (1,888) $ (352)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2022
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 457 $ — $ 457
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 268 — 268
Total Financial and Derivative Assets
725 — 725
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 725 $ — $ 725
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 456 $ — $ 456 $ —
Commonwealth Bank of Australia
45 45 — —
HSBC
47 47 — —
Royal Bank of Canada
42 42 — —
Standard Chartered
49 49 — —
State Street
36 6 — 30
Toronto Dominion Bank
50 50 — —
Total
$ 725 $ 239 $ 456 $ 30

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 69
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 398 $ — $ 398
Total Financial and Derivative Liabilities
398 — 398
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 398 $ — $ 398
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Commonwealth Bank of Australia $ 82 $ 45 $ — $ 37
HSBC 74 47 — 27
Royal Bank of Canada 83 42 — 41
Standard Chartered 76 49 — 27
State Street 6 6 — —
Toronto Dominion Bank 7 7 50 — 2 7
Total
$ 39 8 $ 239 $ — $ 15 9
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
70 International Developed Markets Fund
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 324,944
Investments, at fair value(*)(>) ....................................................................................................................................................
312,928
Foreign currency holdings(^) ....................................................................................................................................................... 779
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 268
Receivables:
Dividends and interest ...................................................................................................................................................... 488
Dividends from affiliated funds ....................................................................................................................................... 42
Foreign capital gains taxes recoverable ........................................................................................................................... 1,148
From broker(a) ................................................................................................................................................................. 7,190
Total assets ...............................................................................................................................................................
322,843
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 81
Accrued fees to affiliates .................................................................................................................................................. 259
Other accrued expenses .................................................................................................................................................... 117
Variation margin on futures contracts .............................................................................................................................. 795
Deferred capital gains tax liability ................................................................................................................................... 30
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 398
Payable upon return of securities loaned ..................................................................................................................................... 479
Total liabilities ...........................................................................................................................................................
2,159
Net Assets ...............................................................................................................................................................
$ 320,684

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 71
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (20,465)
Shares of beneficial interest .........................................................................................................................................................
304
Additional paid-in capital ............................................................................................................................................................
340,845
Net Assets ...............................................................................................................................................................
$ 320,684
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 10.54
Net assets ............................................................................................................................................................................. $ 320,684,169
Shares outstanding ($.01 par value) ..................................................................................................................................... 30,439,092
Amounts in thousands
(^)     Foreign currency holdings - cost $ 780
(*)     Securities on loan included in investments $ 457
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 11,548
(a)     Receivable from Broker for Futures $ 7,190
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
72 International Developed Markets Fund
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 10,916
Dividends from affiliated funds ....................................................................................................................................... 197
Securities lending income (net) ....................................................................................................................................... 29
Less foreign taxes withheld ............................................................................................................................................. (1,148)
Total investment income ..............................................................................................................................................................
9,994
Expenses
Advisory fees ................................................................................................................................................................... 2,937
Administrative fees .......................................................................................................................................................... 163
Custodian fees .................................................................................................................................................................. 145
Transfer agent fees .......................................................................................................................................................... 14
Professional fees .............................................................................................................................................................. 103
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 18
Miscellaneous .................................................................................................................................................................. 15
Expenses before reductions .............................................................................................................................................. 3,414
Expense reductions .......................................................................................................................................................... (65)
Net expenses ................................................................................................................................................................................
3,349
Net investment income (loss) .......................................................................................................................................................
6,645
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of ( $1 ) ) .................................................................................................. (8,583)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 7,496
Foreign currency exchange contracts ............................................................................................................................... (4,644)
Foreign currency-related transactions .............................................................................................................................. (331)
Net realized gain (loss) ................................................................................................................................................................
(6,064)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of ( $19 ) ) ......................................................... (47,240)
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (1,888)
Foreign currency exchange contracts ............................................................................................................................... (352)
Foreign currency-related transactions .............................................................................................................................. 8
Net change in unrealized appreciation (depreciation) ................................................................................................................. (49,469)
Net realized and unrealized gain (loss) ........................................................................................................................................ (55,533)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (48,888)

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 73
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 6,645 $ 6,906
Net realized gain (loss) ....................................................................................................................... (6,064) 33,490
Net change in unrealized appreciation (depreciation) ........................................................................ (49,469) 8,198
Net increase (decrease) in net assets from operations .............................................................................. (48,888) 48,594
Distributions
To shareholders ................................................................................................................................... (6,345) (37,914)
Net decrease in net assets from distributions ............................................................................................ (6,345) (37,914)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (1,546) (28,735)
Total Net Increase (Decrease) in Net Assets ........................................................................
(56,779) (18,055)
Net Assets
Beginning of period .................................................................................................................................. 377,463 395,518
End of period .............................................................................................................................................
$ 320,684 $ 377,463
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 1,306 $ 13,869 1,021 $ 13,580
Proceeds from reinvestment of distributions 568 6,345 3,119 37,914
Payments for shares redeemed (1,987) (21,760) (6,056) (80,229)
Total increase (decrease)
(113) $ (1,546) (1,916) $ (28,735)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
74 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2022 12.35 .22 (1.82) (1.60) — (.21)
December 31, 2021 12.18 .23 1.27 1.50 (.33) (1.00)
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 75
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.21) 10.54 (13.04) 320,684 1.05 1.03 2.04 33
(1.33) 12.35 12.66 377,463 1.04 1.03 1.78 32
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
76 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions
(
amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 241,982
Administration fees 13,749
Transfer agent fees 1,210
Trustee fees 1,572
$ 258,513
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,139 $ 90,087 $ 91,158 $ (2) $ 3 $ 11,069 $ 197 $ —
U.S. Cash Collateral Fund 473 26,218 26,212 — — 479 16 —
$ 12,612 $ 116,305 $ 117,370 $ (2) $ 3 $ 11,548 $ 213 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 328,130,500 $ 28 ,671,560 $ (45,409,346) $ (16,737,786) $ 902,551 $ —
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 340,786 $ 6,004,133 $ — $ 30,003,070 $ 7,911,279 $ —

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
Strategic Bond Fund 77
Strategic Bond Fund
Total
Return
1 Year (14 .28)%
5 Years (0 .23)%§
10 Years 0 .94%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (13 .01)%
5 Years 0 .02%§
10 Years 1 .06%§

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
78 Strategic Bond Fund
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
December 31, 2022, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal year”), the Fund lost 14.28%. This is compared to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which lost 13.01%
during the fiscal year. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Intermediate
Core-Plus Bond Category, a group of funds that Morningstar,
Inc. considers to have investment strategies similar to those of the Fund, lost 14.21%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”). However, the
Fund’s primary index remains the benchmark for the Fund and
is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, central banks dropped easy money policies and increased interest rates at a historic pace. Equity and fixed income markets experienced substantial drawdowns on the back of tighter monetary policies.
Credit markets were challenged over the fiscal year. U.S.
investment grade corporate credit spreads and U.S. high yield corporate spreads both widened. The U.S. Urban Consumer
Price Index reached a 9% year-over-year increase in mid-June
2022 and ended the fiscal year at 7.1% – significantly higher than the Federal Reserve Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and
supply constraints.
The Fund’s exposure to spread sectors detracted from
performance as credit spreads widened. The Bloomberg U.S.
Corporate Bond Index posted a total return of -15.76% for the fiscal year, while the Bloomberg U.S. Corporate High Yield
Index had a -11.19% total return. U.S. Treasuries also performed poorly as yields rose; the 10-Year Treasury yield increased from
1.55% to 3.88% by the end of the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund carried a long duration position over the fiscal year, which detracted from performance as rates rose across the
global yield curve. The Fund entered the fiscal year overweight in securitized credit and high-yield corporate credit, and
underweight in investment grade corporates and treasuries.
Over the fiscal year, allocations to securitized credit and
Treasuries were increased while positioning to corporate credit was reduced. The exposure to spread sectors was a drag over
the fiscal year, with an overweight to lower quality investment grade corporates detracting.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Western Asset
Management Company, LLC and Western Asset Management
Company Limited (“Western”) underperformed both the
Fund’s benchmark and its RIM-assigned benchmark. Western’s
bias toward BBB- and BB-graded corporates and credit beta
overweight was a large detractor from its and the Fund’s
performance. Western was also long duration relative to the
benchmark, which detracted meaningfully.
BlueBay Asset Management LLP (“BlueBay”) outperformed
the Fund’s benchmark during the fiscal year. BlueBay’s tactical rotation across rates, credit, and currency contributed positively to performance. Active duration and short positions in U.S. rates and GBP and EUR currencies were the largest contributors to
BlueBay’s benchmark-relative performance.
Schroder Investment Management North America, Inc.
(“Schroder”) outperformed the Fund’s benchmark during the
fiscal year. Schroder lowered their duration position which
contributed positively to performance. At the beginning of
the fiscal year, Schroder was at its maximum underweight to
Agency MBS, and then started decreasing the underweight

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
Strategic Bond Fund 79
over the second half of the fiscal year. This tactical rotation was additive to performance.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, underperformed the
Fund’s benchmark but slightly outperformed its RIM-assigned
benchmark (Bloomberg U.S. Corporates Investment Grade
Index). The strategy is a credit beta strategy with a lower quality bias and suffered from the sell-off in corporate credit.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, outperformed the Fund’s benchmark and performed in line with the RIM-assigned benchmark.
RIM also managed a U.S. Fallen Angels positioning strategy
that invests in investment grade bonds downgraded to sub-
investment grade, which tend to have lower prices. The strategy outperformed the Fund’s benchmark for the fiscal year, with an underweight to Occidental Petroleum and Ford detracting from performance.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. These strategies detracted from performance during the fiscal year.
During the fiscal year, RIM also implemented tactical
positioning strategies using derivatives. These positioning
strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend duration. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2022 Styles
BlueBay Asset Management LLP Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company, LLC
and Western Asset Management Company
Limited Sector Specialist
* Assumes initial investment on January 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
80 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
on do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 968.80 $ 1,021.88
Expenses Paid During Period* $ 3.28 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 81.6%
Asset-Backed Securities - 3.1%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,437 1,421
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,764
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,660
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 720 663
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,496 1,334
Elmwood CLO 15, Ltd.
Series 2022-2A Class A1
5.378% due 04/22/35 (CME Term
SOFR 3 Month + 1.340%)(Ê)(Þ) 2,723 2,662
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
5.313% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,114
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 975 707
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 632 449
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 900 689
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 500 488
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,912
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 (Š) 2,888 2,588
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 400 378
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 02/25/60 (~)(Ê)(Þ) 1,712 1,593
26,422
Corporate Bonds and Notes - 21.2%
3M Co.
3.700% due 04/15/50 30 23
AbbVie, Inc.
3.600% due 05/14/25 60 58
Series WI
2.600% due 11/21/24 856 819
2.950% due 11/21/26 360 335
3.200% due 11/21/29 290 261
4.550% due 03/15/35 10 9
4.050% due 11/21/39 230 197
Africa Finance Corp.
3.125% due 06/16/25 800 744
Series REGS
3.875% due 04/13/24 900 875
4.375% due 04/17/26 801 750
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,377
Series eMTN
4.125% due 06/20/24 1,614 1,574
Series REGS
2.634% due 05/17/26 786 707
Agilent Technologies, Inc.
2.100% due 06/04/30 989 800
Air Lease Corp.
3.375% due 07/01/25 410 388
1.875% due 08/15/26 350 304
5.850% due 12/15/27 290 290
Series MTN
0.700% due 02/15/24 460 435
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 1,007 824
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 840 812
2.000% due 05/18/32 210 161
3.000% due 05/18/51 150 95
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 813
Ally Financial, Inc.
8.000% due 11/01/31 554 576
Altria Group, Inc.
4.400% due 02/14/26 112 110
4.800% due 02/14/29 40 38
2.450% due 02/04/32 340 256
10.200% due 02/06/39 22 28
3.400% due 02/04/41 370 245
5.375% due 01/31/44 643 567
3.875% due 09/16/46 70 47
Amazon.com, Inc.
2.100% due 05/12/31 250 204
3.600% due 04/13/32 120 110
2.500% due 06/03/50 140 88

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 04/13/52 50 41
Series WI
3.875% due 08/22/37 50 44
Ambac Assurance Corp.
5.100% due 12/31/99(~)(Ê)(ƒ)(Þ) 1 1
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 400 429
5.500% due 04/20/26 (Þ) 160 154
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 13 10
Series AA
3.575% due 01/15/28 50 45
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 160 150
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 66
American Homes 4 Rent, LP
2.375% due 07/15/31 1,020 787
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 190 156
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 53
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 93
3.833% due 03/11/51 (Þ) 100 66
Amgen, Inc.
4.400% due 05/01/45 100 84
Series WI
4.663% due 06/15/51 50 43
Andeavor LLC
Series WI
5.125% due 12/15/26 225 218
Aon Corp.
8.205% due 01/01/27 172 177
Apache Corp.
7.750% due 12/15/29 30 31
4.750% due 04/15/43 80 60
4.250% due 01/15/44 60 42
Apple, Inc.
2.200% due 09/11/29 969 838
4.650% due 02/23/46 40 38
2.650% due 05/11/50 110 73
Ares Capital Corp.
3.250% due 07/15/25 914 841
AT&T, Inc.
1.700% due 03/25/26 948 854
3.800% due 02/15/27 150 143
6.950% due 01/15/28 450 468
4.300% due 02/15/30 70 66
4.500% due 05/15/35 150 136
4.350% due 06/15/45 26 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 02/01/52 10 7
3.500% due 02/01/61 220 144
Series WI
2.550% due 12/01/33 40 31
6.375% due 03/01/41 30 31
3.500% due 09/15/53 260 175
3.550% due 09/15/55 83 55
3.800% due 12/01/57 330 228
Avery Dennison Corp.
2.650% due 04/30/30 973 801
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 170 167
3.500% due 11/01/27 (Þ) 952 832
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 70 68
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 888 789
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 200 191
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 114
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 232
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 270 208
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 290 265
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 367
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 220 161
Series GMTN
3.500% due 04/19/26 80 76
Series MTN
4.000% due 01/22/25 45 44
4.450% due 03/03/26 30 29
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 103
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 260 236
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 167
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 700 535
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 61
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 25
Bank of New York Mellon Corp. (The)
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 80 83
Becton Dickinson and Co.
3.363% due 06/06/24 900 879
4.685% due 12/15/44 8 7

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 270 62
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 688
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30 994 791
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 655
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 290 266
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 871 785
6.200% due 04/22/33 (Þ) 420 423
3.200% due 01/30/52 (Þ) 110 70
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 100 85
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 668
Boeing Co. (The)
4.875% due 05/01/25 220 218
2.196% due 02/04/26 330 300
3.100% due 05/01/26 20 19
2.700% due 02/01/27 40 36
2.800% due 03/01/27 30 27
3.200% due 03/01/29 120 105
5.150% due 05/01/30 250 244
3.250% due 02/01/35 160 122
5.705% due 05/01/40 90 86
3.750% due 02/01/50 210 144
3.950% due 08/01/59 190 128
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 80
BP Capital Markets America, Inc.
3.000% due 02/24/50 190 127
Brandywine Operating Partnership, LP
4.100% due 10/01/24 874 832
Bristol-Myers Squibb Co.
2.350% due 11/13/40 150 103
Series WI
3.900% due 02/20/28 380 366
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 948 801
3.187% due 11/15/36 (Þ) 290 208
Brown & Brown, Inc.
4.200% due 09/15/24 864 848
Brunswick Corp.
4.400% due 09/15/32 967 816
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 89
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 24
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 1,013 776
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carrier Global Corp.
Series WI
2.242% due 02/15/25 867 817
3.577% due 04/05/50 40 29
CBRE Services, Inc.
2.500% due 04/01/31 1,007 794
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 8
Series WI
4.500% due 05/01/32 150 119
CDW LLC / CDW Finance Corp.
4.125% due 05/01/25 900 874
Centene Corp.
Series WI
4.250% due 12/15/27 80 75
4.625% due 12/15/29 150 137
3.375% due 02/15/30 40 34
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 190 170
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 845 798
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 123
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 210 205
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 191
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 410 330
3.500% due 06/01/41 150 98
3.500% due 03/01/42 190 122
3.850% due 04/01/61 60 35
3.950% due 06/30/62 170 100
Series WI
6.384% due 10/23/35 20 19
6.484% due 10/23/45 639 576
6.834% due 10/23/55 20 18
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 80 64
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 100 96
Chevron Corp.
1.554% due 05/11/25 894 832
0.687% due 08/12/25 946 855
3.078% due 05/11/50 10 7
2.343% due 08/12/50 130 81
Cigna Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.400% due 03/15/30 40 34
3.200% due 03/15/40 90 68
Series WI
4.375% due 10/15/28 400 386
4.800% due 08/15/38 60 56
Cimarex Energy Co.
4.375% due 03/15/29 130 101
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 812 768
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 906 848
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 95
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 320 269
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 178
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 560 442
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 10 9
8.125% due 07/15/39 370 455
4.650% due 07/23/48 35 30
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 230 188
Clorox Co. (The)
1.800% due 05/15/30 220 175
CNH Industrial Capital LLC
3.950% due 05/23/25 844 819
Coca-Cola Co. (The)
3.450% due 03/25/30 906 843
1.375% due 03/15/31 90 70
4.125% due 03/25/40 50 43
2.500% due 06/01/40 10 7
Comcast Corp.
3.700% due 04/15/24 901 887
4.150% due 10/15/28 110 105
4.250% due 10/15/30 120 115
7.050% due 03/15/33 150 173
6.500% due 11/15/35 19 21
3.250% due 11/01/39 10 8
3.750% due 04/01/40 10 8
3.400% due 07/15/46 20 15
4.000% due 03/01/48 80 64
Series WI
2.887% due 11/01/51 184 118
2.937% due 11/01/56 30 19
2.987% due 11/01/63 117 71
CommonSpirit Health
2.782% due 10/01/30 80 66
3.910% due 10/01/50 90 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commonwealth Edison Co.
6.450% due 01/15/38 120 131
Conagra Brands, Inc.
1.375% due 11/01/27 971 809
Constellation Brands, Inc.
4.750% due 11/15/24 836 830
Consumers Energy Co.
2.500% due 05/01/60 30 17
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 80 69
2.875% due 04/01/32 (Þ) 120 89
Series WI
4.375% due 01/15/28 260 238
Corning, Inc.
3.900% due 11/15/49 40 29
Costco Wholesale Corp.
2.750% due 05/18/24 904 880
1.600% due 04/20/30 120 98
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 160 149
4.375% due 03/15/29 330 312
Crown Castle International Corp.
3.200% due 09/01/24 855 826
CVS Health Corp.
3.625% due 04/01/27 40 38
4.300% due 03/25/28 101 98
3.250% due 08/15/29 70 63
3.750% due 04/01/30 110 100
2.125% due 09/15/31 120 95
4.780% due 03/25/38 260 237
4.125% due 04/01/40 40 33
5.050% due 03/25/48 55 49
Danaher Corp.
3.350% due 09/15/25 831 800
DCP Midstream Operating, LP
3.250% due 02/15/32 110 91
6.450% due 11/03/36 (Þ) 50 49
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 65 73
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 790 807
7.375% due 01/15/26 210 215
3.750% due 10/28/29 30 25
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 250 244
4.750% due 10/20/28 (Þ) 320 301
Devon Energy Corp.
5.850% due 12/15/25 140 143
5.600% due 07/15/41 90 84
5.000% due 06/15/45 160 138
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 155

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 01/15/30 220 205
Diamondback Energy, Inc.
3.500% due 12/01/29 280 246
4.400% due 03/24/51 160 122
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 150 120
Series WI
7.750% due 07/01/26 10 8
DISH Network Corp.
2.375% due 03/15/24 310 279
Dollar General Corp.
4.150% due 11/01/25 821 803
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 70
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 197
4.000% due 09/30/42 100 83
Duke Energy Corp.
3.400% due 06/15/29 892 800
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 80 56
Edison International
4.950% due 04/15/25 160 157
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 200 164
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 92
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 371
Elevance Health, Inc.
4.101% due 03/01/28 50 48
4.100% due 05/15/32 310 288
5.500% due 10/15/32 300 307
4.375% due 12/01/47 10 9
4.850% due 08/15/54 783 654
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 541
Energy Transfer, LP
7.600% due 02/01/24 50 51
4.250% due 04/01/24 875 859
4.500% due 04/15/24 290 286
2.900% due 05/15/25 30 28
5.500% due 06/01/27 220 218
5.250% due 04/15/29 30 29
3.750% due 05/15/30 140 123
5.300% due 04/01/44 10 8
6.250% due 04/15/49 30 28
Series 10Y
4.950% due 06/15/28 40 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 82
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 450 389
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 670 559
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 170 146
Enstar Group, Ltd.
4.950% due 06/01/29 866 794
Enterprise Products Operating LLC
3.900% due 02/15/24 30 30
4.150% due 10/16/28 150 142
2.800% due 01/31/30 100 85
7.550% due 04/15/38 20 22
5.700% due 02/15/42 40 39
4.850% due 03/15/44 60 53
3.700% due 01/31/51 140 101
3.300% due 02/15/53 160 106
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 430 328
Series D
6.875% due 03/01/33 794 867
EOG Resources, Inc.
4.150% due 01/15/26 40 39
4.375% due 04/15/30 130 126
EPR Properties Co.
3.750% due 08/15/29 969 759
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 120 118
EQT Corp.
5.678% due 10/01/25 110 109
3.125% due 05/15/26 (Þ) 80 74
3.900% due 10/01/27 160 148
5.000% due 01/15/29 10 9
7.000% due 02/01/30 100 104
3.625% due 05/15/31 (Þ) 30 25
Equifax, Inc.
2.350% due 09/15/31 310 241
Equities Corp.
6.125% due 02/01/25 250 251
Extra Space Storage, LP
3.900% due 04/01/29 70 63
Exxon Mobil Corp.
2.992% due 03/19/25 859 827
3.482% due 03/19/30 120 112
4.227% due 03/19/40 100 90
4.114% due 03/01/46 40 34

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.327% due 03/19/50 10 9
3.452% due 04/15/51 30 23
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 49
FirstEnergy Corp.
Series B
3.900% due 07/15/27 80 74
Series C
4.850% due 07/15/47 50 45
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 420 321
Florida Power & Light Co.
3.150% due 10/01/49 40 29
Ford Motor Co.
3.250% due 02/12/32 120 90
4.750% due 01/15/43 40 29
Ford Motor Credit Co. LLC
3.664% due 09/08/24 200 191
2.300% due 02/10/25 300 274
2.700% due 08/10/26 200 174
4.950% due 05/28/27 200 187
Fortinet, Inc.
2.200% due 03/15/31 130 100
Fox Corp.
Series WI
5.476% due 01/25/39 80 73
Freeport-McMoRan, Inc.
5.400% due 11/14/34 190 179
FS KKR Capital Corp.
3.400% due 01/15/26 921 817
General Dynamics Corp.
3.250% due 04/01/25 876 849
3.625% due 04/01/30 100 93
4.250% due 04/01/40 160 146
4.250% due 04/01/50 50 44
General Motors Co.
6.125% due 10/01/25 270 275
5.600% due 10/15/32 80 74
6.250% due 10/02/43 40 37
6.750% due 04/01/46 40 38
Genting New York LLC
3.300% due 02/15/26 (Þ) 440 385
Georgia Power Co.
3.250% due 03/30/27 858 793
Gilead Sciences, Inc.
5.650% due 12/01/41 50 51
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 653 641
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 860 788
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 137
3.500% due 11/16/26 90 84
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 290 270
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 186
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 47
3.800% due 03/15/30 300 270
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 190 150
5.150% due 05/22/45 70 63
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 590 458
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 820
Halliburton Co.
4.850% due 11/15/35 60 56
Harris Corp.
4.400% due 06/15/28 859 822
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 850 769
HCA, Inc.
5.250% due 06/15/26 791 781
5.125% due 06/15/39 50 45
Hercules Capital, Inc.
3.375% due 01/20/27 966 828
Hershey Co. (The)
1.700% due 06/01/30 160 128
Home Depot, Inc. (The)
3.000% due 04/01/26 828 788
3.900% due 12/06/28 10 10
2.700% due 04/15/30 80 70
3.300% due 04/15/40 50 40
3.350% due 04/15/50 10 7
Host Hotels & Resorts, LP
Series F
4.500% due 02/01/26 814 780
Howmet Aerospace, Inc.
6.875% due 05/01/25 240 246
HSBC Holdings PLC
7.200% due 07/15/97 457 480
Humana, Inc.
4.500% due 04/01/25 20 20
5.875% due 03/01/33 220 227
4.625% due 12/01/42 20 17
4.950% due 10/01/44 20 18
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,012 728
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 900 817
ILFC E-Capital Trust I

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.288% due 12/21/65 (~)(Ê)(Þ) 100 59
ILFC E-Capital Trust II
6.538% due 12/21/65 (~)(Ê)(Þ) 100 64
Intel Corp.
2.800% due 08/12/41 110 77
4.900% due 08/05/52 60 53
3.200% due 08/12/61 130 81
Series WI
3.734% due 12/08/47 10 7
Inter-American Development Bank
Series GMTN
4.267% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,232
Intercontinental Exchange, Inc.
4.600% due 03/15/33 220 210
4.950% due 06/15/52 40 37
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 812
Invitation Homes, Inc.
2.300% due 11/15/28 971 803
4.150% due 04/15/32 310 271
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 731
Johnson & Johnson
2.100% due 09/01/40 130 89
Johnson Controls International PLC
3.625% due 07/02/24 (~)(Ê) 839 820
JPMorgan Chase & Co.
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 410 410
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 37
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 38
8.750% due 09/01/30 280 326
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 98
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 330 272
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 340 260
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 312
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 80 63
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 280 259
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 80 65
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 120 81
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 190 163
Kaiser Foundation Hospitals
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 05/01/47 30 25
Series 2019
3.266% due 11/01/49 30 22
Series 2021
2.810% due 06/01/41 80 58
3.002% due 06/01/51 20 14
Keurig Dr Pepper, Inc.
3.400% due 11/15/25 833 799
Keysight Technologies, Inc.
3.000% due 10/30/29 921 798
Kimco Realty Corp.
2.250% due 12/01/31 310 238
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 54
5.500% due 03/01/44 20 18
Kinder Morgan, Inc.
4.300% due 06/01/25 90 88
5.550% due 06/01/45 80 73
5.050% due 02/15/46 30 25
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 9
KLA Corp.
4.650% due 07/15/32 130 127
4.950% due 07/15/52 20 19
Kroger Co. (The)
3.500% due 02/01/26 828 791
5.150% due 08/01/43 20 18
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 320 213
4.100% due 10/15/41 230 138
L3Harris Technologies, Inc.
2.900% due 12/15/29 240 205
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 859
Lam Research Corp.
1.900% due 06/15/30 140 114
2.875% due 06/15/50 60 40
Las Vegas Sands Corp.
3.200% due 08/08/24 750 709
2.900% due 06/25/25 940 864
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 110 94
Life Storage, LP
4.000% due 06/15/29 882 790
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 120 127
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 60 54

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 06/01/29 (Þ) 50 41
Lockheed Martin Corp.
1.850% due 06/15/30 70 57
3.900% due 06/15/32 100 94
4.500% due 05/15/36 10 10
4.150% due 06/15/53 70 59
4.300% due 06/15/62 80 67
Loews Corp.
6.000% due 02/01/35 601 621
Lowe's Cos., Inc.
4.500% due 04/15/30 50 48
1.700% due 10/15/30 90 70
2.800% due 09/15/41 90 61
3.000% due 10/15/50 190 121
Series 3-RD
3.375% due 09/15/25 834 801
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 30 23
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 140 115
5.050% due 03/15/42 (Þ) 520 398
5.141% due 03/15/52 (Þ) 310 225
Main Street Capital Corp.
5.200% due 05/01/24 728 718
Markel Corp.
4.300% due 11/01/47 699 546
Mars, Inc.
2.375% due 07/16/40 (Þ) 240 163
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 220 178
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 70 48
Mastercard, Inc.
3.850% due 03/26/50 60 50
McDonald's Corp.
3.800% due 04/01/28 50 48
4.700% due 12/09/35 716 685
Series MTN
3.500% due 07/01/27 60 57
3.600% due 07/01/30 70 64
4.450% due 03/01/47 40 35
4.450% due 09/01/48 80 70
3.625% due 09/01/49 10 8
4.200% due 04/01/50 70 58
MDC Holdings, Inc.
2.500% due 01/15/31 160 115
6.000% due 01/15/43 50 41
Merck & Co., Inc.
2.350% due 06/24/40 40 28
Meta Platforms, Inc.
Series WI
3.500% due 08/15/27 879 819
3.850% due 08/15/32 100 88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 08/15/52 90 72
Micron Technology, Inc.
2.703% due 04/15/32 140 105
Microsoft Corp.
3.300% due 02/06/27 871 839
3.450% due 08/08/36 80 71
2.921% due 03/17/52 96 68
Mid-America Apartments, LP
3.750% due 06/15/24 890 872
MidAmerican Energy Co.
3.650% due 04/15/29 50 47
3.150% due 04/15/50 110 78
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 144 143
Molson Coors Beverage Co.
4.200% due 07/15/46 40 31
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 690 656
Mondelez International, Inc.
1.875% due 10/15/32 981 744
2.625% due 09/04/50 40 25
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 65
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 61
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 90 94
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 305
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 119
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 240 178
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 9
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 130
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 80 70
MPLX, LP
4.800% due 02/15/29 50 48
4.500% due 04/15/38 170 143
4.700% due 04/15/48 70 55
Series 0006
5.200% due 03/01/47 30 25
National General Holdings Corp.
Series 0000
6.750% due 05/15/24 (Þ) 610 613
NBCUniversal Media LLC
4.450% due 01/15/43 7 6

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 882 822
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 115
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 797
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 60 58
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 575
Nissan Motor Acceptance Corp.
1.050% due 03/08/24 (Þ) 90 84
Northrop Grumman Corp.
5.150% due 05/01/40 160 156
5.050% due 11/15/40 30 29
5.250% due 05/01/50 60 59
Series 000N
4.030% due 10/15/47 30 25
Northwest Pipeline LLC
7.125% due 12/01/25 250 258
Series WI
4.000% due 04/01/27 60 57
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 320 223
3.625% due 09/30/59 (Þ) 80 55
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 323
NVIDIA Corp.
3.500% due 04/01/40 30 24
3.500% due 04/01/50 50 38
Occidental Petroleum Corp.
6.950% due 07/01/24 5 5
5.550% due 03/15/26 110 110
7.950% due 06/15/39 50 54
4.100% due 02/15/47 20 15
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 89
Oncor Electric Delivery Co. LLC
4.150% due 06/01/32 (Þ) 40 38
3.100% due 09/15/49 80 57
Oracle Corp.
2.875% due 03/25/31 50 41
6.250% due 11/09/32 370 387
4.300% due 07/08/34 648 569
4.000% due 07/15/46 220 160
6.900% due 11/09/52 30 32
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 872 816
2.565% due 02/15/30 60 50
Owl Rock Capital Corp.
4.250% due 01/15/26 939 862
Pacific Gas and Electric Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.100% due 08/01/27 30 26
3.000% due 06/15/28 90 78
2.500% due 02/01/31 50 39
3.300% due 08/01/40 20 14
4.750% due 02/15/44 70 54
4.950% due 07/01/50 60 46
3.500% due 08/01/50 20 12
Series WI
3.300% due 12/01/27 950 838
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 240 163
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 9
PayPal Holdings, Inc.
4.400% due 06/01/32 170 160
3.250% due 06/01/50 60 41
5.050% due 06/01/52 20 18
PepsiCo, Inc.
2.625% due 03/19/27 887 824
1.625% due 05/01/30 10 8
3.900% due 07/18/32 150 141
PerkinElmer, Inc.
3.300% due 09/15/29 923 803
Pfizer, Inc.
2.550% due 05/28/40 60 43
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 115
Series A-4
5.212% due 12/01/47 30 29
Philip Morris International, Inc.
2.100% due 05/01/30 70 57
1.750% due 11/01/30 280 219
6.375% due 05/16/38 664 707
Physicians Realty Trust
4.300% due 03/15/27 838 790
Piedmont Natural Gas Co., Inc.
3.500% due 06/01/29 869 796
Pioneer Natural Resources Co.
1.125% due 01/15/26 908 809
2.150% due 01/15/31 280 221
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 10
Procter & Gamble Co. (The)
2.850% due 08/11/27 882 824
3.000% due 03/25/30 60 55
1.200% due 10/29/30 100 78
5.500% due 02/01/34 100 105
Progress Energy, Inc.
7.000% due 10/30/31 559 610
Prologis, LP
1.250% due 10/15/30 230 174

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prospect Capital Corp.
3.706% due 01/22/26 1,003 878
Prudential Financial, Inc.
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 901 871
Public Storage
0.875% due 02/15/26 972 861
QUALCOMM, Inc.
4.250% due 05/20/32 120 115
4.500% due 05/20/52 50 44
Radian Group, Inc.
4.500% due 10/01/24 878 847
Range Resources Corp.
Series WI
4.875% due 05/15/25 230 218
Raytheon Technologies Corp.
4.625% due 11/16/48 130 117
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 1,093 844
Republic Services, Inc.
2.500% due 08/15/24 868 832
3.375% due 11/15/27 230 214
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 574
Roche Holdings, Inc.
3.000% due 11/10/25 (Þ) 842 805
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 100 86
Roper Technologies, Inc.
1.400% due 09/15/27 952 805
RPM International, Inc.
3.750% due 03/15/27 909 846
S&P Global, Inc.
1.250% due 08/15/30 40 31
3.250% due 12/01/49 20 14
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 921 771
Salesforce.com, Inc.
1.950% due 07/15/31 50 40
2.900% due 07/15/51 80 52
3.050% due 07/15/61 70 44
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 78
Series VVV
1.700% due 10/01/30 240 190
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 860 854
Sempra Energy
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 738
Senior Housing Properties Trust
4.750% due 05/01/24 120 101
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 808
Simon Property Group, LP
3.500% due 09/01/25 100 96
Southern California Edison Co.
2.250% due 06/01/30 150 124
3.650% due 02/01/50 110 80
Series C
4.125% due 03/01/48 130 104
Series G
2.500% due 06/01/31 120 99
Southern Co. (The)
Series 21-B
1.750% due 03/15/28 951 801
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 192
Southwest Airlines Co.
5.250% due 05/04/25 70 70
Southwestern Energy Co.
4.750% due 02/01/32 50 43
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 170 171
Spirit Realty Capital, Inc.
3.200% due 01/15/27 949 841
Sprint Corp.
Series WI
7.125% due 06/15/24 500 510
STORE Capital Corp.
4.500% due 03/15/28 938 846
Sun Communities, Inc.
2.700% due 07/15/31 1,087 858
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 85
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 360 319
Synchrony Financial
3.950% due 12/01/27 793 707
Targa Resources Corp.
5.200% due 07/01/27 230 225
4.200% due 02/01/33 150 129
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 30 28
4.875% due 02/01/31 220 199
4.000% due 01/15/32 230 194
Target Corp.
3.375% due 04/15/29 140 130

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 510 474
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 128
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 430 360
7.625% due 04/01/37 608 661
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 776
Texas Instruments, Inc.
2.250% due 09/04/29 90 78
1.750% due 05/04/30 70 58
3.650% due 08/16/32 170 158
3.875% due 03/15/39 80 70
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 703 708
Time Warner Cable LLC
6.550% due 05/01/37 90 86
7.300% due 07/01/38 180 179
6.750% due 06/15/39 20 19
5.500% due 09/01/41 666 553
Time Warner Entertainment Co., LP
8.375% due 07/15/33 100 111
T-Mobile USA, Inc.
2.625% due 02/15/29 60 51
2.875% due 02/15/31 70 58
Series WI
3.875% due 04/15/30 300 272
2.550% due 02/15/31 824 673
2.700% due 03/15/32 230 186
3.000% due 02/15/41 100 71
3.300% due 02/15/51 120 80
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 170 144
Series WI
7.850% due 02/01/26 260 277
3.250% due 05/15/30 50 43
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 552 625
Union Pacific Corp.
6.625% due 02/01/29 728 794
3.750% due 02/05/70 40 29
Series WI
2.891% due 04/06/36 110 87
3.839% due 03/20/60 140 108
United Airlines Pass-Through Trust
Series 2020-1 Class Class B
4.875% due 01/15/26 221 210
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 26
Series 144a
4.375% due 04/15/26 (Þ) 330 306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Parcel Service, Inc.
3.900% due 04/01/25 817 804
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 67
2.000% due 05/15/30 180 149
5.350% due 02/15/33 730 753
4.625% due 07/15/35 100 97
5.700% due 10/15/40 60 62
4.750% due 05/15/52 80 74
5.875% due 02/15/53 60 65
Unum Group
5.750% due 08/15/42 796 715
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 142 129
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 160 136
Verizon Communications, Inc.
2.100% due 03/22/28 1,000 868
3.875% due 02/08/29 120 113
7.750% due 12/01/30 100 116
4.500% due 08/10/33 330 309
5.250% due 03/16/37 60 59
2.650% due 11/20/40 90 61
2.850% due 09/03/41 40 28
4.125% due 08/15/46 60 48
5.500% due 03/16/47 10 10
4.000% due 03/22/50 40 31
2.875% due 11/20/50 120 75
Series WI
4.329% due 09/21/28 53 51
2.987% due 10/30/56 60 37
VICI Properties, Inc.
4.950% due 02/15/30 80 76
Visa, Inc.
2.050% due 04/15/30 60 51
2.700% due 04/15/40 70 53
Vontier Corp.
Series WI
1.800% due 04/01/26 170 144
2.400% due 04/01/28 350 280
Vornado Realty Trust
3.500% due 01/15/25 912 851
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 732
Wachovia Corp.
5.500% due 08/01/35 802 779
Walmart, Inc.
1.050% due 09/17/26 970 859
1.800% due 09/22/31 80 65
2.650% due 09/22/51 90 61
Walt Disney Co. (The)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.700% due 09/15/24 827 809
6.650% due 11/15/37 40 45
5.400% due 10/01/43 30 30
Waste Management, Inc.
3.150% due 11/15/27 100 93
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 80 75
3.000% due 04/22/26 140 131
3.000% due 10/23/26 260 240
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 121
5.375% due 11/02/43 130 121
4.650% due 11/04/44 10 8
4.750% due 12/07/46 90 75
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 250 220
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 250 212
Welltower, Inc.
3.850% due 06/15/32 80 68
Western Midstream Operating, LP
3.100% due 02/01/25 330 312
4.650% due 07/01/26 130 123
4.500% due 03/01/28 50 46
4.050% due 02/01/30 180 157
5.450% due 04/01/44 110 91
5.500% due 08/15/48 40 33
5.250% due 02/01/50 60 49
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 894
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 56
7.750% due 06/15/31 130 143
5.800% due 11/15/43 35 33
Workday, Inc.
3.800% due 04/01/32 280 247
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 210 209
Zions Bancorp NA
3.250% due 10/29/29 953 779
179,554
International Debt - 18.8%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 861 835
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 515 488
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 310 300
3.300% due 01/30/32 150 117
3.400% due 10/29/33 150 114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 10/29/41 150 106
Agence Francaise de Developpement
EPIC
Series EMTN
5.155% due 11/19/24 (SOFR +
1.000%)(Ê) 1,200 1,215
Alibaba Group Holding, Ltd.
3.150% due 02/09/51 290 180
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 649
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 360 340
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 50 45
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 50 49
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 999
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,223 1,179
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 2,952
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.186% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,577
ArcelorMittal SA
6.550% due 11/29/27 150 151
Ares LXI CLO, Ltd.
Series 2021-61A Class A
5.393% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 4,022 3,915
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 9
0.750% due 07/09/30 (~)(Ê) 388 105
4.875% due 07/09/41 (~)(Ê) 160 45
AstraZeneca PLC
0.700% due 04/08/26 959 843
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 871 860
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 19
2.875% due 02/15/25 (Þ) 150 139
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 877 796
Banco de Credito del Peru

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 946 832
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 694
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 928 844
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 238
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 810 801
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 371
Bancolombia SA
3.000% due 01/29/25 991 939
Bank of Montreal
3.700% due 06/07/25 821 797
Bank of Nova Scotia (The)
1.300% due 06/11/25 881 807
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 30 26
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 208
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 267
4.950% due 01/10/47 660 562
Barrick NA Finance LLC
5.700% due 05/30/41 130 131
BAT Capital Corp.
2.259% due 03/25/28 1,024 850
3.734% due 09/25/40 110 75
Series WI
3.557% due 08/15/27 325 297
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 702
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,780 1,764
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 235 235
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,224 2,204
Series 2020-4A Class M2B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 398 397
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,812 1,794
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,689
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,255
Bermuda Government International
Bond
2.375% due 08/20/30 (Þ) 380 321
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 852
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 350 321
4.625% due 03/13/27 (Þ) 722 685
4.400% due 08/14/28 (Þ) 200 189
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 220
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 650 642
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 208
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 190
British Telecommunications PLC
9.625% due 12/15/30 70 84
Brookfield Finance LLC
3.450% due 04/15/50 827 522
Brookfield Finance, Inc.
4.350% due 04/15/30 847 770
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 834 814
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 636
Canadian Pacific Railway Co.
2.450% due 12/02/31 180 149
3.000% due 12/02/41 70 53
3.100% due 12/02/51 80 54
6.125% due 09/15/15 656 658
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 884 870
Chile Government International Bond
2.550% due 07/27/33 200 157
CI Financial Corp.
3.200% due 12/17/30 1,572 1,192
Colombia Government International
Bond
4.000% due 02/26/24 200 196

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 156
Cooperatieve Rabobank UA
4.375% due 08/04/25 400 390
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 360 307
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 939
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 708
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 928 846
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 607
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 579
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 650 570
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 250 256
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 310 270
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 130
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 360 258
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.332%)(Ê)(ƒ)(Þ) 200 144
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 1,150 1,002
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 200 160
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 60 57
4.050% due 04/27/29 (Þ) 120 113
4.250% due 04/27/32 (Þ) 100 94
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 204
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 876 813
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 194
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 935 854
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 171
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 700 644
Delhaize America, Inc.
9.000% due 04/15/31 154 187
Deutsche Bank AG
3.700% due 05/30/24 890 874
1.447% due 04/01/25 (SOFR +
1.131%)(Ê) 1,024 951
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 59
E.ON International Finance BV
6.650% due 04/30/38 (Þ) 621 627
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 733
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 699 699
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,475
Ecopetrol SA
4.625% due 11/02/31 130 99
5.875% due 05/28/45 80 56
5.875% due 11/02/51 70 47
Enbridge, Inc.
3.700% due 07/15/27 687 643
Enel Finance International NV
6.800% due 10/14/25 (Þ) 340 349
3.500% due 04/06/28 (Þ) 706 618
Equinor ASA
2.875% due 04/06/25 894 857
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 766
Ferguson PLC
4.500% due 10/24/28 (Þ) 906 844
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 400 389
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 205
Garda World Security Corp. 2021 Term
Loan B
8.930% due 10/30/26 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 67
GFL Environmental, Inc. 2020 Term
Loan

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.415% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 15 15
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 490 482
4.625% due 04/29/24 (Þ) 40 39
1.625% due 09/01/25 (Þ) 140 127
4.000% due 03/27/27 (Þ) 130 123
3.875% due 10/27/27 (Þ) 50 47
Grifols Worldwide Operations USA,
Inc. Term Loan B
6.384% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 178 172
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 879 861
Hana Bank
4.375% due 09/30/24 (Þ) 874 852
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,936 1,870
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,486 2,358
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 467
Home RE, Ltd.
Series 2020-1 Class M2
7.509% due 10/25/30 (USD 1 Month
LIBOR + 5.250%)(Ê)(Þ) 3,330 3,358
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 3,204 3,102
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 182
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 378
7.625% due 05/17/32 669 682
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 230 178
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 210 182
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 744
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 892 796
ING Groep NV
3.950% due 03/29/27 897 850
4.252% due 03/28/33 (SOFR +
2.070%)(Ê) 380 335
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 938 826
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 600 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 11/21/25 (Þ) 400 408
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 200 128
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 230 220
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 913 853
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 189
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 929 917
Lloyds Banking Group PLC
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 330 313
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)
(ƒ) 200 193
Series WI
4.582% due 12/10/25 827 801
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
5.377% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,139
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,922 1,895
Madison Park Funding XXIII, Ltd.
Series 2021-23A Class AR
5.328% due 07/27/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 4,194 4,140
Magnetite XV, Ltd.
Series 2018-15A Class AR
3.793% due 07/25/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 529 519
Magnetite Xxxiii, Ltd.
Series 2022-33A Class A
4.545% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 3,893 3,834
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 100 102
Meituan
2.125% due 10/28/25 (Þ) 976 864
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 192
Mexico Government International Bond
3.500% due 02/12/34 240 192
4.350% due 01/15/47 410 308
Mitsubishi UFJ Financial Group, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.080% due 04/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê) 200 189
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 863 852
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 185
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
4.999% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,766 2,732
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 581 574
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 201
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 480 446
Nomura Holdings, Inc.
1.851% due 07/16/25 891 812
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)
(Þ) 913 831
Novartis Capital Corp.
3.400% due 05/06/24 815 798
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 200 160
Nutrien, Ltd.
3.000% due 04/01/25 535 509
NYACK Park CLO, Ltd.
Series 2021-1A Class A
5.363% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 5,290 5,149
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,115 1,104
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,436
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 821 792
Oaktown Re, Ltd.
Series 2021-1A Class M1C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,364
OCP SA
3.750% due 06/23/31 (Þ) 200 167
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1A
5.303% due 01/20/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 1,747 1,725
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 646 638
Panama Government International Bond
2.252% due 09/29/32 260 193
Panasonic Corp.
2.679% due 07/19/24 (Þ) 912 873
Peruvian Government International
Bond
2.783% due 01/23/31 130 108
Petrobras Global Finance BV
6.900% due 03/19/49 150 135
5.500% due 06/10/51 40 31
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 131
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 580 561
Prosus NV
4.027% due 08/03/50 (Þ) 909 567
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 372 128
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 200 161
7.450% due 06/01/27 (~)(Ê)(Þ) 230 152
Radnor RE, Ltd.
Series 2019-2 Class M1B
1.935% due 06/25/29 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 181 181
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,072 2,027
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 806 787
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 863 838
2.875% due 01/12/32 (Þ) 480 389
Reynolds American, Inc.
5.850% due 08/15/45 70 60
Riserva CLO, Ltd.
Series 2021-3A Class ARR
5.254% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 912
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 200 191
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 08/08/25 600 574
4.300% due 01/08/26 400 369
5.400% due 08/08/28 600 562
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 250 253
Class N
4.750% due 09/15/25 (Þ) 701 668
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 908 827
Shell International Finance BV
4.375% due 05/11/45 110 96
4.000% due 05/10/46 50 41
3.250% due 04/06/50 20 14
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 919
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 270 199
Societe Generale SA
4.750% due 11/24/25 (Þ) 878 843
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 854 826
Southern Copper Corp.
3.875% due 04/23/25 832 803
6.750% due 04/16/40 10 11
5.250% due 11/08/42 60 57
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 691
Suncor Energy, Inc.
7.150% due 02/01/32 769 827
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 877 874
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 156
Teck Resources, Ltd.
6.250% due 07/15/41 20 20
5.400% due 02/01/43 60 53
Series WI
3.900% due 07/15/30 200 179
Telefonica Emisiones SA
5.213% due 03/08/47 150 120
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 891 869
Tesco PLC
6.150% due 11/15/37 (Þ) 623 597
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 320 280
Thomson Reuters Corp.
3.350% due 05/15/26 893 845
Toronto-Dominion Bank (The)
2.650% due 06/12/24 853 825
TransAlta Corp.
6.500% due 03/15/40 30 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 887 843
Triton Container International, Ltd.
1.150% due 06/07/24 (Þ) 910 842
TSMC Arizona Corp.
3.875% due 04/22/27 880 846
2.500% due 10/25/31 200 164
3.125% due 10/25/41 220 171
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 976 810
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 200 137
4.500% due 06/26/48 (Þ) 200 168
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 260 256
UPM-Kymmene Oyj
7.450% due 11/26/27 (Þ) 699 738
Vale Overseas, Ltd.
8.250% due 01/17/34 636 753
Vodafone Group PLC
6.150% due 02/27/37 50 51
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,283 1,213
2.875% due 01/15/27 (Þ) 982 840
4.750% due 09/17/44 (Þ) 200 138
Westpac Banking Corp.
5.405% due 08/10/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.680%)(Ê) 90 84
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 74
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 74
Woori Bank
4.750% due 04/30/24 (Þ) 734 722
Wynn Macau, Ltd.
5.500% due 01/15/26 (Þ) 200 183
Yamana Gold, Inc.
2.630% due 08/15/31 30 22
Series WI
4.625% due 12/15/27 310 290
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 820 775
159,118
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.884% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 66 65
Caesars Resort Collection LLC 1st Lien
Term Loan B
7.134% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 103 102
Caesars Resort Collection LLC 2020
Term Loan
7.884% due 06/19/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 44 44
Eyecare Partners LLC Term Loan
8.480% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 97 78
Focus Financial Partners LLC Term
Loan B
7.573% due 06/30/28 (USD 1 Month
LIBOR + 3.250%)(Ê) 145 143
Genesee & Wyoming, Inc. New Term
Loan
6.730% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 76 76
Harbor Freight Tools USA, Inc. 2021
Term Loan B
7.134% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 68 65
Nexstar Broadcasting, Inc. Term Loan
B4
6.884% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 210 208
Phoenix Guarantor, Inc. Term Loan B
7.634% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 119 112
Prime Security Services Borrower LLC
2021 Term Loan
6.505% due 09/23/26 (USD 3 Month
LIBOR + 2.750%)(Ê) 106 105
Quikrete Holdings, Inc. 2021 Term
Loan B1
7.384% due 06/11/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 60 59
United Airlines, Inc. 2021 Term Loan B
8.108% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 68 67
Verscend Holding Corp. 2021 Term
Loan B
8.384% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 98 96
1,220
Mortgage-Backed Securities - 13.9%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 243 161
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 397 331
BX Trust
Series 2019-XL Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 1,201 1,159
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,513
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 940
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,630
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,291
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,125
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 2,485 2,458
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,240
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 711
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 232 199
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 926 859
Fannie Mae
2.600% due 2031 375 322
6.000% due 2032 9 9
5.000% due 2033 3 3
5.500% due 2034 8 8
4.500% due 2035 181 184
5.500% due 2037 54 56
5.500% due 2038 227 234
6.000% due 2039 20 20
4.000% due 2040 144 140
5.500% due 2040 261 266
6.000% due 2040 59 61
4.000% due 2041 218 211
6.000% due 2041 93 98
3.500% due 2043 470 439
4.000% due 2044 480 466
3.500% due 2045 545 507
3.000% due 2046 81 73

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2046 115 108
4.000% due 2046 575 550
4.500% due 2046 195 193
3.000% due 2047 1,692 1,515
3.500% due 2047 251 234
4.000% due 2047 46 44
4.500% due 2048 647 634
5.000% due 2048 130 131
3.000% due 2049 3,573 3,174
4.000% due 2049 623 596
5.000% due 2049 299 299
2.500% due 2050 6,514 5,569
3.000% due 2050 6,845 6,072
2.000% due 2051 12,458 10,189
2.500% due 2051 520 444
4.000% due 2052 5,497 5,157
5.000% due 2052 5,245 5,173
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 101 103
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 4 4
Series 2004-W5 Class A1
6.000% due 02/25/47 100 101
Series 2005-24 Class ZE
5.000% due 04/25/35 91 91
Freddie Mac
5.500% due 2038 169 175
6.000% due 2038 41 43
5.000% due 2040 84 85
4.000% due 2041 628 614
4.500% due 2041 84 84
5.500% due 2041 98 102
3.500% due 2043 325 305
4.000% due 2044 213 205
3.500% due 2045 442 412
4.000% due 2045 202 194
3.000% due 2046 1,521 1,368
4.000% due 2046 101 97
3.000% due 2047 537 482
3.000% due 2048 84 74
4.000% due 2048 592 566
4.500% due 2048 145 142
3.000% due 2049 182 163
2.500% due 2050 1,643 1,408
3.000% due 2050 2,813 2,493
2.000% due 2051 5,241 4,281
2.500% due 2051 77 66
3.500% due 2052 3,847 3,499
5.000% due 2052 5,234 5,162
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 32 32
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-R007 Class ZA
6.000% due 05/15/36 104 107
Series 2010-3632 Class PK
5.000% due 02/15/40 52 52
Series 2010-3653 Class B
4.500% due 04/15/30 88 87
Series 2012-4010 Class KM
3.000% due 01/15/42 36 34
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,205 139
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
3.768% due 04/25/24 (USD 1 Month
LIBOR + 3.600%)(Ê) 111 112
Ginnie Mae II
2.500% due 2052 7,246 6,280
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 1 —
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 12 2
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,093
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 517
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 760
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,145 1,084
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 94 85
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 145 122
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,767 3,317
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,864 3,423
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,257 2,819
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 3,000 2,572
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,384 1,187
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 3,062 2,625
Series 2022-4 Class A4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 10/25/52 (~)(Ê)(Þ) 1,453 1,277
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,733 2,651
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,179
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 126
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 21
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 395 364
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 862 768
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 102 101
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 68 60
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,174 1,893
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 385 302
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 1,001 838
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 95 88
117,232
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 90
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 104
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 131
3.006% due 05/15/50 220 145
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 12
482
Non-US Bonds - 6.2%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alba PLC
Series 2006-2 Class A3A
0.363% due 12/15/38 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 453 516
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 EUR 4,400 3,732
Banna RMBS DAC
Series 2019-1 Class B
1.809% due 12/30/63 (SONIA  +
1.750%)(Ê) GBP 500 596
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 1,030 828
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê) GBP 549 646
European Union
Series NGEU
0.400% due 02/04/37 EUR 972 705
0.450% due 07/04/41 EUR 1,349 876
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 430 500
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 576 668
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA  +
0.650%)(Ê) GBP 454 534
Finsbury Square PLC
4.232% due 12/16/71 GBP 1,091 1,284
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 40 50
Hungary Government International
Bond
5.000% due 02/22/27 EUR 1,521 1,615
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 465
Mexican Bonos
Series M
7.750% due 05/29/31 MXN 135,230 6,422
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 11,660 566
Mexico Government International Bond
2.125% due 10/25/51 EUR 2,058 1,195
4.000% due 03/15/15 EUR 1,011 756

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 547 623
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,189 2,188
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA  +
0.359%)(Ê) GBP 1,357 1,573
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA  +
0.359%)(Ê) GBP 823 948
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 48,670 2,124
Series REGS
7.190% due 09/12/24 MXN 76,598 3,636
Republic of Estonia Government
International Bond
4.000% due 10/12/32 EUR 1,539 1,683
Republic of South Africa Government
Bond
Series 2037
8.500% due 01/31/37 ZAR 58,312 2,720
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 328 378
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 395 457
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 719 820
Romania Government International
Bond
Series REGS
2.750% due 02/26/26 EUR 1,718 1,733
2.875% due 05/26/28 EUR 318 294
2.500% due 02/08/30 EUR 80 66
3.624% due 05/26/30 EUR 52 45
1.750% due 07/13/30 EUR 627 466
2.124% due 07/16/31 EUR 213 156
3.875% due 10/29/35 EUR 166 131
3.375% due 02/08/38 EUR 137 99
2.625% due 12/02/40 EUR 1,251 745
2.750% due 04/14/41 EUR 1,124 673
2.875% due 04/13/42 EUR 1,166 697
4.625% due 04/03/49 EUR 293 226
3.375% due 01/28/50 EUR 223 137
Stratton Mortgage Funding PLC
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA  +
0.700%)(Ê) GBP 495 590
Taurus CMBS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA  +
1.500%)(Ê)(Þ) GBP 476 542
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
4.740% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 563
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 885 1,015
Series 2019-GR4A Class A1
1.111% due 10/20/51 (GBP 3 Month
LIBOR + 1.025%)(Ê)(Þ) GBP 1,822 2,196
Uropa Securities PLC
3.116% due 10/10/40 (SONIA  +
0.319%)(Ê) GBP 1,756 2,026
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ) GBP 723 859
52,363
United States Government Treasuries - 18.2%
United States Treasury Notes
0.125% due 01/15/24 15,749 15,016
2.750% due 02/15/24 6,200 6,066
0.250% due 05/15/24 3,280 3,087
1.250% due 08/31/24 3,165 2,996
2.000% due 02/15/25 11,483 10,926
4.310% due 04/30/25 2,121 1,936
2.125% due 05/15/25 3,050 2,898
0.250% due 06/30/25 2,091 1,894
2.000% due 08/15/25 3,558 3,360
0.250% due 09/30/25 1,651 1,482
3.000% due 10/31/25 2,550 2,463
2.250% due 11/15/25 3,205 3,033
1.625% due 02/15/26 2,923 2,703
2.250% due 03/31/26 2,500 2,356
1.625% due 05/15/26 2,670 2,457
1.500% due 08/15/26 6,105 5,565
2.375% due 05/15/27 2,725 2,541
0.500% due 05/31/27 5,065 4,342
0.375% due 07/31/27 1,597 1,355
0.500% due 08/31/27 3,345 2,847
3.875% due 11/30/27 80 80
0.750% due 01/31/28 2,862 2,434
2.750% due 02/15/28 4,037 3,796
2.875% due 05/15/28 1,799 1,697
2.875% due 08/15/28 2,985 2,811
3.125% due 11/15/28 2,972 2,835
5.250% due 11/15/28 4,210 4,460
2.375% due 05/15/29 2,300 2,091
3.250% due 06/30/29 5,575 5,335
1.750% due 11/15/29 3,232 2,817
0.625% due 08/15/30 7,767 6,114

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.875% due 11/15/30 5,407 4,322
1.875% due 02/15/32 4,197 3,560
2.750% due 08/15/32 3,840 3,496
4.125% due 11/15/32 310 316
1.125% due 05/15/40 2,545 1,593
1.125% due 08/15/40 2,602 1,616
4.320% due 11/15/40 2,454 1,595
1.875% due 02/15/41 4,783 3,381
2.750% due 11/15/42 1,195 958
4.000% due 11/15/42 810 793
2.875% due 05/15/43 1,300 1,061
3.625% due 02/15/44 1,709 1,568
3.125% due 08/15/44 1,250 1,056
2.875% due 08/15/45 1,195 962
3.000% due 05/15/47 1,249 1,022
2.750% due 11/15/47 1,760 1,373
3.000% due 02/15/48 1,559 1,278
3.125% due 05/15/48 1,603 1,347
3.375% due 11/15/48 1,739 1,534
2.875% due 05/15/49 1,900 1,529
2.375% due 11/15/49 2,232 1,613
1.250% due 05/15/50 4,315 2,322
2.375% due 05/15/51 1,399 1,004
2.000% due 08/15/51 700 458
3.000% due 08/15/52 740 610
154,160
Total Long-Term Investments
(cost $768,616) 690,551
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp.
6.200% due 12/15/27(¢) 6,992 172
Lincoln National Corp.
9.000% due 12/01/27(¢) 850 23
Prudential Financial, Inc.
5.950% due 09/01/62 950 23
218
Total Preferred Stocks
(cost $220) 218
Short-Term Investments - 15.5%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 09/15/23 630 626
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 185 181
Assedic
2.250% due 04/05/23 EUR 1,500 1,604
BPCE SA
5.700% due 10/22/23 (Þ) 430 427
Continental Resources, Inc.
4.500% due 04/15/23 120 120
Credit Suisse Group AG
1.000% due 05/05/23 500 488
Series FXD
0.520% due 08/09/23 1,110 1,056
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 198
Delta Air Lines, Inc.
3.800% due 04/19/23 80 79
DISH DBS Corp.
5.000% due 03/15/23 490 488
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 90 88
European Stability Mechanism Treasury
Bill
10.494% due 03/23/23 EUR 5,000 5,327
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 10
Intesa Sanpaolo SpA
3.375% due 01/12/23 (ç)(Þ) 200 200
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 988,000 7,530
Japan 20 Year Government International
Bond
Series 61
1.000% due 03/20/23 JPY 627,350 4,791
Japan 5 Year Government International
Bond
Series 137
0.100% due 09/20/23 JPY 1,156,000 8,816
Navient Corp.
5.500% due 01/25/23 (ç) 230 230
Nederlandse Waterschapsbank NV
10.024% due 04/14/23 EUR 781 831
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 840 823
Oesterreichische Kontrollbank AG
Series EMTN
10.350% due 04/06/23 EUR 1,000 1,065
Pacific Gas and Electric Co.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 08/01/23 140 139
Plains All American Pipeline, LP
Series B
8.716% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 390 335
Service Properties Trust
4.500% due 06/15/23 160 157
U.S. Cash Management Fund(@) 64,698,353(∞) 64,685
United States Treasury Notes
1.750% due 05/15/23 24,000 23,749
1.625% due 10/31/23 3,515 3,428
2.125% due 11/30/23 3,370 3,291
Western Midstream Operating, LP
5.041% due 01/13/23 (USD 3 Month
LIBOR + 1.100%)(Ê )(ç) 180 180
Total Short-Term Investments
(cost $131,885) 130,942
Total Investments - 97.1%
(identified cost $900,765) 821,711
Other Assets and Liabilities,
Net - 2.9%
24,958
Net Assets - 100.0%
846,669

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
25.0%
ABN AMRO Bank NV 02/04/22 861,000 105.01 904
835
Adani Ports & Special Economic Zone, Ltd. 09/10/21 515,000 102.59 528
488
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,377
Air Canada Class A Pass-Through Trust 08/31/22 184,866 98.22 182
181
Aircastle, Ltd. 08/03/22 1,007,000 84.37 850
824
Alimentation Couche-Tard, Inc. 09/19/17 702,000 101.89 715
649
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
American Airlines Group, Inc. 04/12/21 160,000 100.83 161
154
American Airlines Group, Inc. 05/31/22 400,000 109.68 439
429
American Transmission Systems, Inc. 11/29/21 190,000 99.75 190
156
Americo Life, Inc. 04/12/21 70,000 99.76 70
53
AmFam Holdings, Inc. 04/09/21 100,000 103.39 103
66
AmFam Holdings, Inc. 04/12/21 120,000 100.13 120
93
Amur Equipment Finance Receivables XI LLC 09/14/22 1,437,000 99.98 1,437
1,421
Anglo American Capital PLC 04/12/21 360,000 110.37 397
340
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
999
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
2,952
Arbor Realty CLO, Ltd. 04/29/22 1,223,000 98.83 1,209
1,179
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 5,030,000 100.00 5,030
4,764
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,638
2,577
Ares LXI CLO, Ltd. 08/20/21 4,022,000 100.00 4,022
3,915
Australia & New Zealand Banking Group, Ltd. 01/06/22 871,000 103.53 902
860
Aviation Capital Group LLC 04/13/21 170,000 106.87 182
167
Aviation Capital Group LLC 08/03/22 952,000 88.19 840
832
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.53 151
139
Avolon Holdings Funding, Ltd. 04/12/21 20,000 102.43 20
19
Banco de Bogota SA 10/11/22 877,000 88.69 778
796
Banco de Credito del Peru 03/03/22 946,000 94.94 898
832
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 101.39 721
694
Banco Internacional del Peru SAA Interbank 09/09/21 928,000 101.54 942
844
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
238
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/03/22 810,000 102.19 828
801
Bayer US Finance LLC 08/02/18 726,000 100.23 728
702
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,660
Bellemeade Re, Ltd. 02/08/21 234,663 101.02 237
235
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.58 1,790
1,764
Bellemeade Re, Ltd. 04/23/21 397,530 100.88 401
397
Bellemeade Re, Ltd. 06/11/21 1,812,063 100.00 1,812
1,794
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.11 1,761
1,689
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,255
Bellemeade Re, Ltd. 01/12/22 2,224,000 100.46 2,234
2,204
Bermuda Government International Bond 04/12/21 380,000 98.67 375
321
Berry Petroleum Corp. 04/13/21 290,000 98.80 287
266
Bharti Airtel, Ltd. 09/13/21 877,000 105.70 927
852
Blackstone Holdings Finance Co. LLC 01/03/22 110,000 99.72 110
70
Blackstone Holdings Finance Co. LLC 08/03/22 871,000 95.49 832
785
Blackstone Holdings Finance Co. LLC 10/31/22 420,000 99.83 419
423
BNP Paribas SA 08/07/18 200,000 99.67 199
189
BNP Paribas SA 06/02/20 350,000 100.86 353
321
BNP Paribas SA 06/10/20 722,000 107.44 776
685
BNP Paribas SA 09/08/21 270,000 100.00 270
220
BNP Paribas SA 08/08/22 650,000 100.00 650
642
BNP Paribas SA 11/09/22 200,000 100.00 200
208
BOC Aviation USA Corp. 05/06/21 200,000 100.09 200
190
BPCE SA 10/11/22 430,000 98.57 424
427
Broadcom, Inc. 04/12/21 290,000 99.89 290
208
Broadcom, Inc. 08/03/22 948,000 88.13 835
801
BX Trust 12/02/21 2,674,000 99.87 2,670
2,513
BX Trust 12/17/21 1,201,050 99.99 1,201
1,159
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.12 988
940
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.87 3,417
2,630
Cameron LNG LLC 04/09/21 30,000 107.45 32
24
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.56 10
8

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Chesapeake Energy Corp. 05/12/22 100,000 99.29 99
96
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,404
1,291
Comision Federal de Electricidad 04/12/21 200,000 97.24 194
156
Continental Resources, Inc. 11/09/21 80,000 100.00 80
69
Continental Resources, Inc. 11/09/21 120,000 99.93 120
89
Cooperatieve Rabobank UA 03/30/22 360,000 100.00 360
307
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,125
CPPIB Capital, Inc. 09/14/22 950,000 99.93 949
939
Credit Agricole SA 06/11/20 734,000 104.83 769
708
Credit Agricole SA 03/03/22 928,000 97.69 906
846
Credit Agricole SA 06/13/22 600,000 100.68 604
607
Credit Suisse Group AG 07/07/20 699,000 108.59 759
579
Credit Suisse Group AG 04/14/21 200,000 107.41 215
160
Credit Suisse Group AG 04/14/21 360,000 108.48 390
258
Credit Suisse Group AG 03/07/22 200,000 98.00 196
144
Credit Suisse Group AG 03/21/22 200,000 92.38 185
130
Credit Suisse Group AG 06/16/22 1,150,000 98.93 1,138
1,002
Credit Suisse Group AG 08/08/22 650,000 100.00 650
570
Credit Suisse Group AG 11/09/22 250,000 100.00 250
256
Credit Suisse Group AG 11/29/22 310,000 86.00 267
270
Credit Suisse Mortgage Capital Certificates 10/05/22 2,485,000 98.80 2,455
2,458
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,240
CSL UK Holdings, Ltd. 04/20/22 100,000 99.66 100
94
CSL UK Holdings, Ltd. 04/20/22 120,000 99.81 120
113
CSL UK Holdings, Ltd. 04/20/22 60,000 99.91 60
57
DAE Funding LLC 06/15/21 220,000 99.70 219
204
Daimler Trucks Finance NA LLC 05/05/22 876,000 96.19 843
813
Danske Bank A/S 09/17/19 200,000 100.59 201
198
Danske Bank A/S 09/07/21 200,000 100.00 200
171
Danske Bank A/S 03/03/22 935,000 96.98 907
854
Danske Bank A/S 03/28/22 200,000 100.00 200
194
Danske Bank A/S 03/28/22 700,000 100.10 701
644
DBGS Mortgage Trust 04/03/19 985,000 101.17 996
711
DCP Midstream Operating, LP 12/11/19 50,000 107.31 54
49
Delta Air Lines, Inc. 05/11/20 790,000 100.32 793
807
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 320,000 100.70 322
301
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 250,000 101.56 254
244
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 231,704 100.49 233
199
DISH DBS Corp. 11/10/21 150,000 100.00 150
120
E.ON International Finance BV 12/02/20 621,000 142.86 887
627
Eagle Re, Ltd. 12/17/20 732,000 100.21 733
733
Eagle Re, Ltd. 04/09/21 699,133 100.00 699
699
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,475
Elmwood CLO 15, Ltd. 03/08/22 2,723,000 99.43 2,708
2,662
ELP Commercial Mortgage Trust 11/01/21 926,000 99.63 923
859
Enel Finance International NV 01/05/18 706,000 100.74 711
618
Enel Finance International NV 10/06/22 340,000 99.47 338
349
EQM Midstream Partners, LP 05/31/22 120,000 100.00 120
118
EQT Corp. 05/10/21 30,000 100.00 30
25
EQT Corp. 05/10/21 80,000 96.77 77
74
Ferguson PLC 12/06/22 906,000 94.76 859
844
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 108.79 54
49
First Quantum Minerals, Ltd. 04/12/21 400,000 99.67 399
389
Florida Gas Transmission Co. LLC 09/15/21 420,000 99.93 420
321
Fresnillo PLC 04/09/21 260,000 98.45 256
205
Genting New York LLC 04/13/21 440,000 100.24 441
385
Glencore Funding LLC 10/12/16 40,000 100.35 40
39
Glencore Funding LLC 09/13/17 130,000 99.96 130
123
Glencore Funding LLC 01/16/19 50,000 96.19 48
47
Glencore Funding LLC 03/05/19 490,000 100.84 494
482
Glencore Funding LLC 04/13/21 140,000 100.29 140
127
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,114
GoodLeap Sustainable Home Improvements 10/21/21 974,683 99.99 975
707
GoodLeap Sustainable Home Solutions Trust 01/24/22 899,592 99.98 899
689
GoodLeap Sustainable Home Solutions Trust 07/22/22 631,775 86.73 548
449

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Grupo Bimbo SAB de CV 11/04/21 879,000 103.80 912
861
Hana Bank 01/04/22 874,000 104.71 915
852
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/28/22 850,000 97.35 827
769
HGI CRE CLO, Ltd. 05/06/21 1,935,798 100.03 1,936
1,870
HGI CRE CLO, Ltd. 09/17/21 2,486,000 100.00 2,486
2,358
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 103.11 518
467
Hilton USA Trust 11/22/16 600,000 84.83 509
517
Hilton USA Trust 11/22/16 1,240,000 95.88 1,189
1,093
HMH Trust 06/09/17 1,170,000 99.98 1,170
760
Home RE, Ltd. 07/05/22 3,204,000 96.52 3,092
3,102
Home RE, Ltd. 08/09/22 3,330,000 102.45 3,412
3,358
Hospitality Mortgage Trust 05/16/19 1,144,696 100.00 1,145
1,084
ICICI Bank, Ltd. 09/06/18 782,000 100.78 788
744
ILFC E-Capital Trust I 08/12/22 100,000 72.04 72
59
ILFC E-Capital Trust II 08/12/22 100,000 73.04 73
64
Infraestuctura Energetica Nova SAB de CV 07/06/22 892,000 92.10 821
796
Intercorp Financial Services, Inc. 03/03/22 938,000 96.65 907
826
International Flavors & Fragrances, Inc. 06/02/22 919,000 92.90 854
812
Intesa Sanpaolo SpA 01/05/18 200,000 100.00 200
200
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
128
Intesa Sanpaolo SpA 06/14/22 600,000 94.57 567
577
Intesa Sanpaolo SpA 11/14/22 400,000 100.17 401
408
Jordan Government International Bond 06/14/22 230,000 93.60 215
220
JPMorgan Mortgage Trust 06/05/20 94,493 103.00 97
85
JPMorgan Mortgage Trust 03/30/21 145,020 102.07 148
122
JPMorgan Mortgage Trust 04/26/21 3,767,061 102.22 3,851
3,317
JPMorgan Mortgage Trust 05/24/21 3,863,948 102.63 3,965
3,423
JPMorgan Mortgage Trust 06/24/21 3,257,323 102.50 3,339
2,819
JPMorgan Mortgage Trust 01/26/22 3,000,208 99.11 2,974
2,572
JPMorgan Mortgage Trust 02/24/22 1,384,043 97.52 1,350
1,187
JPMorgan Mortgage Trust 03/23/22 3,061,862 96.09 2,942
2,625
JPMorgan Mortgage Trust 04/27/22 1,453,042 95.62 1,389
1,277
KKR Group Finance Co. II LLC 02/20/15 10,000 108.96 11
9
Kookmin Bank 08/05/21 913,000 106.07 968
853
Lamar Funding, Ltd. 07/26/22 200,000 96.05 192
189
LCM XXIII, Ltd. 01/29/20 929,115 100.00 929
917
Lithia Motors, Inc. 06/04/21 50,000 102.68 51
41
Lithia Motors, Inc. 06/07/21 60,000 104.39 63
54
Madison Park Funding XLVIII, Ltd. 01/15/21 1,158,000 100.00 1,158
1,139
Madison Park Funding XVIII, Ltd. 12/01/21 1,922,000 100.00 1,922
1,895
Madison Park Funding XXIII, Ltd. 11/22/22 4,194,000 98.67 4,138
4,140
Magallanes, Inc. 03/09/22 140,000 100.00 140
115
Magallanes, Inc. 03/09/22 520,000 100.00 520
398
Magallanes, Inc. 03/09/22 310,000 99.99 310
225
Magnetite XV, Ltd. 10/04/22 529,000 98.05 519
519
Magnetite Xxxiii, Ltd. 05/23/22 3,892,903 100.00 3,893
3,834
Mars, Inc. 04/09/21 240,000 93.81 225
163
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.36 70
48
MEG Energy Corp. 04/12/21 100,000 104.14 104
102
Meituan 03/03/22 976,000 93.41 912
864
Melco Resorts Finance, Ltd. 04/12/21 240,000 104.76 251
192
MF1 LLC 05/13/22 3,993,000 99.04 3,954
3,912
MHC Commercial Mortgage Trust 04/06/21 2,733,000 99.45 2,718
2,651
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 144,009 101.03 145
143
Mondelez International Holdings Netherlands BV 08/09/21 690,000 102.46 707
656
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.39 21
21
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.44 127
126
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.58 1,464
1,179
National General Holdings Corp. 11/01/22 610,000 100.49 613
613
Nestle Holdings, Inc. 05/05/22 882,000 95.85 845
822
Neuberger Berman CLO XV, Ltd. 08/31/21 2,766,000 100.00 2,766
2,732
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 581,349 100.13 582
574
New York Life Insurance Co. 04/09/21 150,000 107.68 162
115
NextEra Energy Operating Partners, LP 06/15/22 60,000 97.75 59
58

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
NGPL PipeCo LLC 09/26/19 553,000 126.53 700
575
Nippon Life Insurance Co. 04/09/21 250,000 96.26 241
201
Nissan Motor Acceptance Corp. 04/14/21 840,000 100.09 841
823
Nissan Motor Acceptance Corp. 11/03/22 90,000 92.78 83
84
Nissan Motor Co., Ltd. 09/10/20 480,000 99.40 477
446
Nordea Bank Abp 04/16/21 913,000 110.18 1,006
831
Northwestern Mutual Life Insurance Co. (The) 04/09/21 320,000 101.62 325
223
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.97 83
55
NRG Energy, Inc. 04/12/21 390,000 99.96 390
323
NTT Finance Corp. 04/12/21 200,000 99.67 199
160
NYACK Park CLO, Ltd. 09/02/21 5,290,000 100.00 5,290
5,149
Oaktown Re III, Ltd. 01/26/21 1,114,848 100.40 1,119
1,104
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,436
Oaktown Re VII, Ltd. 10/15/21 821,000 100.00 821
792
Oaktown Re, Ltd. 09/28/21 1,475,000 101.77 1,501
1,364
OCP SA 06/10/21 200,000 99.45 199
167
Octagon Investment Partners, Ltd. 11/29/22 1,747,000 98.71 1,724
1,725
Ohio Edison Co. 09/22/22 90,000 99.80 90
89
Oncor Electric Delivery Co. LLC 05/17/22 40,000 99.65 40
38
Oversea-Chinese Banking Corp., Ltd. 01/04/22 646,000 103.83 671
638
Panasonic Corp. 09/13/21 912,000 102.79 937
873
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 94.31 9
9
Petroleos del Peru SA 04/09/21 200,000 106.00 212
131
Preston Ridge Partners Mortgage LLC 12/01/20 394,817 100.00 395
364
Preston Ridge Partners Mortgage LLC 04/28/21 861,603 100.00 862
768
Prodigy Finance Designated Activity Co. 07/12/21 580,357 100.05 581
561
Prosus NV 02/03/21 909,000 100.68 915
567
Provincia de Buenos Aires 08/27/21 371,811 39.09 145
128
Provincia de Cordoba 04/12/21 230,000 67.76 156
152
Provincia de Cordoba 04/12/21 200,000 69.50 139
161
Radnor RE, Ltd. 01/21/20 101,506 100.00 101
101
Radnor RE, Ltd. 06/15/21 180,939 100.47 182
181
Radnor RE, Ltd. 11/05/21 805,952 100.00 806
787
Radnor RE, Ltd. 01/13/22 2,072,000 100.14 2,075
2,027
Reliance Industries, Ltd. 01/05/22 480,000 99.78 479
389
Reliance Industries, Ltd. 01/06/22 863,000 104.77 904
838
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.86 800
574
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
912
Roche Holdings, Inc. 06/02/22 842,000 99.62 839
805
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 100,000 100.00 100
86
Sands China, Ltd. 11/23/21 200,000 100.00 200
191
Santander UK Group Holdings PLC 03/05/19 701,000 101.22 710
668
Saudi Arabian Oil Co. 04/11/22 908,000 94.92 862
827
Sequoia Mortgage Trust 10/21/16 67,669 102.69 69
60
Sequoia Mortgage Trust 05/06/21 2,174,227 102.65 2,232
1,893
Sky, Ltd. 06/18/21 941,000 104.94 987
919
Sociedad Quimica y Minera de Chile SA 09/13/21 270,000 99.19 268
199
Societe Generale SA 11/21/22 878,000 95.00 834
843
Solvay Finance America LLC 11/21/22 854,000 96.88 827
826
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 170,000 100.66 171
171
Standard Chartered PLC 04/12/21 754,000 124.66 940
691
SURA Asset Management SA 07/08/21 877,000 103.83 911
874
Taurus CMBS 07/28/21 GBP 476,333 139.09 662
542
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
563
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.39 156
128
Tencent Holdings, Ltd. 04/12/21 891,000 102.90 917
869
Tennessee Gas Pipeline Co. LLC 02/19/20 430,000 95.64 411
360
Tesco PLC 09/03/20 623,000 127.87 797
597
Texas Eastern Transmission, LP 07/06/22 854,000 95.47 815
776
Towd Point Mortgage Funding PLC 06/22/22 GBP 1,822,034 122.65 2,235
2,196
Towd Point Mortgage Trust 08/17/20 1,712,260 101.74 1,742
1,593
Triton Container International, Ltd. 11/21/22 910,000 92.58 842
842
TSMC Global, Ltd. 08/04/22 976,000 87.19 851
810
UBS Group AG 01/28/19 260,000 100.00 260
256
UBS Group AG 04/09/21 200,000 123.91 248
168

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UBS Group AG 01/04/22 200,000 100.00 200
137
United Airlines, Inc. 04/14/21 30,000 101.22 30
26
United Airlines, Inc. 03/30/22 330,000 98.82 326
306
UPM-Kymmene Oyj 11/21/22 699,000 105.95 741
738
Valeant Pharmaceuticals International, Inc. 05/13/22 160,000 93.71 150
136
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 723,010 138.64 1,002
859
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.41 207
138
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,283,000 97.52 1,238
1,213
WEA Finance LLC / Westfield UK & Europe Finance PLC 11/21/22 982,000 85.40 839
840
Wells Fargo Mortgage Backed Securities Trust 04/23/21 1,000,848 102.37 1,025
838
WinWater Mortgage Loan Trust 03/29/17 94,633 102.17 97
88
Woori Bank 04/22/20 734,000 102.17 750
722
Wynn Macau, Ltd. 03/23/22 200,000 92.40 185
183
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 210,000 105.07 221
209
ZF NA Capital, Inc. 06/03/22 820,000 95.87 786 775
211,897
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 107 CAD 13,113 03/23
(183)
United States 2 Year Treasury Note Futures 653 USD 133,916 03/23
166
United States 5 Year Treasury Note Futures 1,213 USD 130,918 03/23
(627)
United States 10 Year Treasury Note Futures 671 USD 75,351 03/23
(279)
United States 10 Year Ultra Treasury Note Futures 668 USD 79,012 03/23
(160)
United States Treasury Long Bond Futures 158 USD 19,804 03/23
(37)
United States Treasury Ultra Bond Futures 404 USD 54,263 03/23 (10)
Short Positions
Euro-Bobl Futures 7 EUR 810 03/23
30
Euro-Bund Futures 124 EUR 16,483 03/23
1,128
Euro-Buxl Futures 15 EUR 2,029 03/23
400
Euro-OAT Futures 29 EUR 3,692 03/23
133
Euro-Schatz Futures 27 EUR 2,846 03/23
38
Japanese 10-Year Mini Government Bond Futures 17 JPY 2,472,820 03/23
377
Long Gilt Futures 54 GBP 5,395 03/23
319
United States 2 Year Treasury Note Futures 181 USD 37,119 03/23
(45)
United States 5 Year Treasury Note Futures 95 USD 10,253 03/23
37
United States 10 Year Treasury Note Futures 327 USD 36,721 03/23
525
United States Treasury Long Bond Futures 44 USD 5,515 03/23
30
United States Treasury Ultra Bond Futures 21 USD 2,821 03/23 29
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,871
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 60 BRL 322 02/02/23 1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 496 BRL 2,660 02/02/23 5
Citigroup USD 704 BRL 3,699 02/02/23 (8)
Citigroup USD 1,181 CNY 8,360 01/19/23 30
Citigroup USD 1,259 CNY 8,904 01/19/23 30
Citigroup USD 191 EUR 181 01/19/23 3
Citigroup USD 1,010 EUR 1,000 01/19/23 61
Citigroup USD 1,319 EUR 1,240 01/19/23 10
Citigroup USD 5 GBP 4 01/11/23 —
Citigroup USD 1,194 GBP 976 01/11/23 (13)
Citigroup USD 187 GBP 164 01/19/23 12
Citigroup USD 3,115 JPY 414,589 01/11/23 47
Citigroup USD 80 JPY 10,671 01/19/23 1
Citigroup USD 134 JPY 19,600 01/19/23 16
Citigroup USD 1,175 JPY 160,000 01/19/23 46
Citigroup USD 2,084 JPY 286,000 01/19/23 99
Citigroup USD 2,390 JPY 353,947 01/19/23 312
Citigroup USD 4,831 JPY 703,600 01/19/23 540
Citigroup USD 3,616 NZD 5,675 01/11/23 (13)
Citigroup USD 320 THB 11,830 01/19/23 22
Citigroup USD 379 THB 13,005 01/19/23 (3)
Citigroup USD 385 THB 14,191 01/19/23 26
Citigroup USD 399 THB 14,072 01/19/23 7
Citigroup USD 399 THB 14,055 01/19/23 7
Citigroup USD 464 THB 17,089 01/19/23 30
Citigroup USD 481 THB 16,737 01/19/23 3
Citigroup USD 641 THB 23,703 01/19/23 44
Citigroup USD 831 THB 28,616 01/19/23 (4)
Citigroup CHF 596 EUR 605 01/19/23 6
Citigroup CNY 2,813 USD 389 01/19/23 (19)
Citigroup CNY 3,102 USD 426 01/19/23 (23)
Citigroup CNY 5,628 USD 774 01/19/23 (41)
Citigroup CNY 5,870 USD 811 01/19/23 (39)
Citigroup CZK 24,232 EUR 972 01/19/23 (60)
Citigroup EUR 103 CZK 2,549 01/19/23 5
Citigroup EUR 109 CZK 2,716 01/19/23 6
Citigroup EUR 109 CZK 2,718 01/19/23 6
Citigroup EUR 137 CZK 3,396 01/19/23 7
Citigroup EUR 139 CZK 3,440 01/19/23 7
Citigroup EUR 141 CZK 3,510 01/19/23 7
Citigroup EUR 226 CZK 5,628 01/19/23 13
Citigroup EUR 915 GBP 800 01/19/23 (26)
Citigroup EUR 42 HUF 17,269 01/19/23 3
Citigroup EUR 290 HUF 122,627 01/19/23 33
Citigroup EUR 853 HUF 369,945 01/19/23 147
Citigroup EUR 23 NOK 242 01/19/23 —
Citigroup EUR 134 NOK 1,400 01/19/23 (1)
Citigroup EUR 154 NOK 1,612 01/19/23 —
Citigroup EUR 287 NOK 3,012 01/19/23 (1)
Citigroup EUR 924 NOK 9,610 01/19/23 (16)
Citigroup EUR 205 USD 219 01/19/23 (1)
Citigroup EUR 219 USD 227 01/19/23 (8)
Citigroup EUR 242 USD 251 01/19/23 (9)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 269 USD 267 01/19/23 (21)
Citigroup EUR 309 USD 329 01/19/23 (2)
Citigroup EUR 377 USD 390 01/19/23 (14)
Citigroup EUR 1,300 USD 1,356 01/19/23 (37)
Citigroup EUR 26,653 USD 26,376 01/19/23 (2,183)
Citigroup GBP 36 EUR 42 01/19/23 3
Citigroup GBP 1,555 EUR 1,780 01/19/23 53
Citigroup GBP 217 USD 249 01/19/23 (13)
Citigroup GBP 217 USD 249 01/19/23 (14)
Citigroup GBP 744 USD 884 01/19/23 (16)
Citigroup GBP 783 USD 936 01/19/23 (10)
Citigroup HUF 120,652 EUR 290 01/19/23 (22)
Citigroup JPY 493,096 USD 3,660 01/11/23 (100)
Citigroup JPY 25,206 USD 189 01/19/23 (3)
Citigroup JPY 49,586 USD 377 01/19/23 (1)
Citigroup JPY 328,741 USD 2,260 01/19/23 (250)
Citigroup JPY 3,927,006 USD 26,714 01/19/23 (3,264)
Citigroup MXN 6,213 USD 322 01/19/23 4
Citigroup MXN 14,377 USD 708 01/19/23 (28)
Citigroup MXN 27,684 USD 1,402 01/19/23 (15)
Citigroup MXN 53,925 USD 2,724 01/19/23 (36)
Citigroup MXN 140,619 USD 6,919 01/19/23 (278)
Citigroup NOK 2,021 EUR 193 01/19/23 2
Citigroup NOK 3,936 EUR 377 01/19/23 3
Citigroup NZD 55 USD 35 01/11/23 —
Citigroup PLN 625 EUR 130 01/19/23 (6)
Citigroup PLN 1,033 EUR 215 01/19/23 (10)
Citigroup PLN 1,519 EUR 305 01/19/23 (39)
Citigroup PLN 2,662 EUR 539 01/19/23 (58)
Citigroup THB 5,960 USD 168 01/19/23 (4)
Citigroup THB 15,641 USD 442 01/19/23 (10)
Citigroup THB 18,485 USD 514 01/19/23 (20)
Citigroup THB 26,437 USD 736 01/19/23 (29)
Citigroup ZAR 7,456 USD 429 01/19/23 (10)
Citigroup ZAR 41,980 USD 2,303 01/19/23 (164)
JPMorgan Chase USD 216 BRL 1,155 01/18/23 2
JPMorgan Chase USD 315 MXN 6,438 01/18/23 14
JPMorgan Chase IDR 807,334 USD 53 01/18/23 1
JPMorgan Chase IDR 1,362,430 USD 89 01/18/23 2
Morgan Stanley USD 94 AUD 145 01/18/23 5
Morgan Stanley USD 1,162 EUR 1,157 01/18/23 77
Morgan Stanley AUD 145 USD 98 01/18/23 (1)
Morgan Stanley EUR 2,126 USD 2,102 01/09/23 (176)
Morgan Stanley EUR 114 USD 116 01/18/23 (6)
Morgan Stanley GBP 55 USD 66 02/22/23 —
Morgan Stanley GBP 13,364 USD 16,094 02/22/23 (83)
State Street USD 7,005 CAD 9,503 01/11/23 14
State Street USD 2,981 EUR 2,836 01/11/23 57
State Street USD 6,414 EUR 6,010 01/11/23 22
State Street USD 7,115 SEK 73,821 01/11/23 (37)
State Street AUD 10,480 USD 7,092 01/11/23 (45)
State Street CAD 4,735 USD 3,516 01/11/23 18

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street GBP 5 USD 7 01/03/23 —
State Street GBP 25 USD 31 02/22/23 —
State Street GBP 1,125 USD 1,373 02/22/23 12
State Street SEK 36,905 USD 3,531 01/11/23 (7)
UBS USD 232 CHF 214 01/11/23 —
UBS CHF 10,056 USD 10,721 01/11/23 (163)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (5,579)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 1,738 13.470%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 7 7
Citigroup BRL 2,345 12.930%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 4 4
Citigroup BRL 3,215 12.730%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 3 3
Citigroup BRL 3,460 13.505%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 15 15
Citigroup BRL 3,696 13.285%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 13 13
Citigroup BRL 3,946 11.330%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (22) (22)
Citigroup BRL 3,994 11.395%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (21) (21)
Citigroup BRL 7,287 13.405%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 28 28
Citigroup PLN 1,417 6 Month WIBOR
(3)
6.141%
(4)
01/19/28
— — —
Citigroup EUR 2,400 6 Month EURIBOR
(3)
3.270%
(4)
01/19/28
— (3) (3)
Citigroup PLN 2,963 6 Month WIBOR
(3)
5.643%
(4)
01/19/28
— 14 14
Citigroup PLN 3,237 6 Month WIBOR
(3)
5.578%
(4)
01/19/28
— 17 17
Citigroup PLN 4,083 6 Month WIBOR
(3)
6.117%
(4)
01/19/28
— 1 1
Citigroup PLN 6,700 6 Month WIBOR
(3)
6.038%
(4)
01/19/28
— 7 7
Citigroup CNY 9,370 2.620%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/19/28
— (10) (10)
Citigroup CNY 36,037 2.711%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/19/28
— (18) (18)
Citigroup KRW 1,800,000 4.160%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
01/19/28
— 38 38
Citigroup MXN 25,160
Mexico Interbank 28
Day Deposit Rate
(1)
9.245%
(1)
01/06/33
— (44) (44)
Citigroup MXN 46,500
Mexico Interbank 28
Day Deposit Rate
(1)
8.659%
(1)
01/06/33
— 10 10
Citigroup MXN 48,840
Mexico Interbank 28
Day Deposit Rate
(1)
9.171%
(1)
01/06/33
— (74) (74)
Citigroup EUR 2,639 3.430%
(4)
6 Month EURIBOR
(3)
01/19/33 — 55 55
Total Open Interest Rate Swap Contracts (å) — 20 20

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Citigroup USD 9,929 (1.000%)
(2)
12/20/27
663 (83) 580
CDX NA High Yield Index Bank of America USD 1,100 (5.000%)
(2)
12/20/27
(7) (2) (9)
CDX NA High Yield Index Bank of America USD 2,228 (5.000%)
(2)
06/20/27
8 (57) (49)
CDX NA Investment Grade Index Bank of America USD 3,190 (1.000%)
(2)
12/20/27
(8) (19) (27)
CDX NA Investment Grade Index Bank of America USD 4,550 (1.000%)
(2)
06/20/27 (31) (18) (49)
Total Open Credit Indices - Purchase Protection Contracts 625 (179) 446
Total Open Credit Default Swap Contracts (å) 625 (179) 446
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 23,834 $ 2,588
$ —
$ 2 6 , 422 3 . 1
Corporate Bonds and Notes — 179,554 —
—
1 79 , 55 4 21. 2
International Debt — 159,118 —
—
159,118 18.8
Loan Agreements — 1,220 —
—
1,220 0.1
Mortgage-Backed Securities — 117,232 —
—
117,232 13.9
Municipal Bonds — 482 —
—
482 0.1
Non-US Bonds — 52,363 —
—
52,363 6.2
United States Government Treasuries — 154,160 —
—
154,160 18.2
Common Stocks — — — — — —
Preferred Stocks 218 — — — 218 —
*
Short-Term Investments — 66,257 — 64,685 130,942 15.5
Total Investments 218 754,22 0 2,588 64,685 821,711 97.1
Other Assets and Liabilities, Net
2.9
100.0

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 3,212 — — — 3,212 0.4
Foreign Currency Exchange Contracts — 1,881 — — 1,881 0.2
Interest Rate Swap Contracts — 212 — — 212 —
*
Credit Default Swap Contracts — 580 — — 580 0.1
A
Liabilities
Futures Contracts (1,341) — — — (1,341) (0.2)
Foreign Currency Exchange Contracts — (7,460) — — (7,460) (0.9)
Interest Rate Swap Contracts — (192) — — (192) (—)
*
Credit Default Swap Contracts — (134) — — (134) (—)
*
Total Other Financial Instruments
**
$ 1,871 $ (5,113) $ — $ — $ (3,242)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,732
Argentina ............................................................................................
600
Australia .............................................................................................
2,175
Austria ................................................................................................
1,065
Belgium ..............................................................................................
2,502
Bermuda .............................................................................................
29,027
Brazil ..................................................................................................
1,075
Canada ................................................................................................
14,618
Cayman Islands ..................................................................................
39,386
Chile ...................................................................................................
1,226
China ..................................................................................................
2,480
Colombia ............................................................................................
3,007
Denmark .............................................................................................
2,060
Estonia ................................................................................................
1,683
Finland ...............................................................................................
1,569
France .................................................................................................
10,707

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Germany .............................................................................................
4,800
Hong Kong .........................................................................................
192
Hungary ..............................................................................................
1,615
India ...................................................................................................
3,311
Indonesia ............................................................................................
465
Ireland ................................................................................................
3,732
Israel ...................................................................................................
280
Italy ....................................................................................................
2,280
Japan ..................................................................................................
24,641
Jordan .................................................................................................
220
Luxembourg .......................................................................................
5,478
Macao .................................................................................................
1,879
Mexico ...............................................................................................
18,951
Morocco .............................................................................................
167
Netherlands ........................................................................................
3,886
Norway ...............................................................................................
857
Oman ..................................................................................................
189
Panama ...............................................................................................
193
Peru ....................................................................................................
3,611
Romania .............................................................................................
5,469
Saudi Arabia .......................................................................................
827
Singapore ...........................................................................................
828
South Africa .......................................................................................
3,060
South Korea .......................................................................................
2,427
Spain ..................................................................................................
663
Switzerland ........................................................................................
6,273
Taiwan ................................................................................................
1,990
Togo ...................................................................................................
828
United Arab Emirates .........................................................................
204
United Kingdom .................................................................................
28,827
United States ......................................................................................
576,267
Zambia ...............................................................................................
389
Total Investments ............................................................................... 821,711

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,881 $ —
Variation margin on futures contracts* — — 3,212
Interest rate swap contracts, at fair value — — 212
Credit default swap contracts, at fair value 580 — —
Total
$ 580 $ 1,881 $ 3,424
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 1,341
Unrealized depreciation on foreign currency exchange contracts — 7,460 —
Interest rate swap contracts, at fair value — — 19 2
Credit default swap contracts, at fair value 134 — —
Total
$ 134 $ 7,460 $ 1,53 3
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (53,308)
Interest rate swap contracts — — 12
Credit default swap contracts 1,348 — —
Foreign currency exchange contracts — 12,936 —
Total
$ 1,348 $ 12,936 $ (53,2 96 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (2,043)
Interest rate swap contracts — — 203
Credit default swap contracts (209) — —
Foreign currency exchange contracts — (5,14 6 ) —
Total
$ (209) $ (5,14 6 ) $ (1,840)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2022
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,881 $ — $ 1,881
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 212 — 212
Credit Default Swap Contracts Credit default swap contracts, at fair value 580 — 580
Total Financial and Derivative Assets
2,673 — 2,673
Financial and Derivative Assets not subject to a netting agreement
(793) — (793)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,880 $ — $ 1,880
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 1,656 $ 1,656 $ — $ —
JPMorgan Chase
19 — — 19
Morgan Stanley
82 8 — 74
State Street
123 90 — 33
Total
$ 1,880 $ 1,754 $ — $ 126

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 117
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7,460 $ — $ 7,460
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 192 — 192
Credit Default Swap Contracts Credit default swap contracts, at fair value 134 — 134
Total Financial and Derivative Liabilities
7,786 — 7,786
Financial and Derivative Liabilities not subject to a netting agreement
(325) — (325)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 7,461 $ — $ 7,461
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 6,942 $ 1,656 $ 5,286 $ —
Morgan Stanley 266 8 — 258
State Street 90 90 — —
UBS 163 — — 163
Total
$ 7,461 $ 1,754 $ 5,286 $ 421
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
118 Strategic Bond Fund
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 900,765
Investments, at fair value(>) ........................................................................................................................................................
821,711
Cash .............................................................................................................................................................................................. 1,390
Foreign currency holdings(^) ....................................................................................................................................................... 1,544
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,881
Receivables:
Dividends and interest ...................................................................................................................................................... 5,486
Dividends from affiliated funds ....................................................................................................................................... 227
Investments sold ............................................................................................................................................................... 145
Fund shares sold ............................................................................................................................................................... 113
From broker(a)(b) ............................................................................................................................................................ 20,276
Variation margin on futures contracts .............................................................................................................................. 2,184
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 212
Credit default swap contracts, at fair value(+) ............................................................................................................................. 580
Total assets ...............................................................................................................................................................
855,749
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 3
Investments purchased ..................................................................................................................................................... 244
Fund shares redeemed ...................................................................................................................................................... 61
Accrued fees to affiliates .................................................................................................................................................. 445
Other accrued expenses .................................................................................................................................................... 238
Variation margin on futures contracts .............................................................................................................................. 303
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 7,460
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 192
Credit default swap contracts, at fair value(+) ............................................................................................................................. 134
Total liabilities ...........................................................................................................................................................
9,080
Net Assets ...............................................................................................................................................................
$ 846,669

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 119
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (165,900)
Shares of beneficial interest .........................................................................................................................................................
969
Additional paid-in capital ............................................................................................................................................................
1,011,600
Net Assets ...............................................................................................................................................................
$ 846,669
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.74
Net assets ............................................................................................................................................................................. $ 846,668,950
Shares outstanding ($.01 par value) ..................................................................................................................................... 96,905,758
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,486
(•)     Interest rate swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ 625
(>)     Investments in affiliates, U.S. Cash Management Fund $ 64,685
(a)     Receivable from Broker for Futures $ 11,267
(b)     Receivable from Broker for Swaps $ 9,009
(c)     Due to Broker for Swaps $ 3
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
120 Strategic Bond Fund
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 1,280
Interest .............................................................................................................................................................................. 22,086
Total investment income ..............................................................................................................................................................
23,366
Expenses
Advisory fees ................................................................................................................................................................... 4,994
Administrative fees .......................................................................................................................................................... 454
Custodian fees .................................................................................................................................................................. 211
Transfer agent fees ........................................................................................................................................................... 40
Professional fees .............................................................................................................................................................. 197
Trustees’ fees .................................................................................................................................................................... 53
Printing fees ..................................................................................................................................................................... 46
Miscellaneous .................................................................................................................................................................. 34
Total expenses ..............................................................................................................................................................................
6,029
Net investment income (loss) .......................................................................................................................................................
17,337
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (38,430)
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (53,308)
Foreign currency exchange contracts ............................................................................................................................... 12,936
Interest rate swap contracts .............................................................................................................................................. 12
Credit default swap contracts ........................................................................................................................................... 1,348
Foreign currency-related transactions .............................................................................................................................. (467)
Net realized gain (loss) ................................................................................................................................................................
(77,916)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $1) .............................................................. (78,116)
Investments in affiliated funds ......................................................................................................................................... 19
Futures contracts .............................................................................................................................................................. (2,043)
Foreign currency exchange contracts ............................................................................................................................... (5,146)
Interest rate swap contracts .............................................................................................................................................. 203
Credit default swap contracts ........................................................................................................................................... (209)
Foreign currency-related transactions .............................................................................................................................. 115
Net change in unrealized appreciation (depreciation) ................................................................................................................. (85,177)
Net realized and unrealized gain (loss) ........................................................................................................................................ (163,093)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (145,756)

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 121
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 17, 337 $ 11,084
Net realized gain (loss) ....................................................................................................................... (77, 91 6 ) 4,952
Net change in unrealized appreciation (depreciation) ........................................................................ (85,177) (32,160)
Net increase (decrease) in net assets from operations .............................................................................. (145,756) (16,124)
Distributions
To shareholders ................................................................................................................................... (17,256) (20,547)
From return of capital ......................................................................................................................... (5,052) —
Net decrease in net assets from distributions ............................................................................................ (22,308) (20,547)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (11,079) 145,314
Total Net Increase (Decrease) in Net Assets ........................................................................
(179,143) 108,643
Net Assets
Beginning of period .................................................................................................................................. 1,025,812 917,169
End of period .............................................................................................................................................
$ 846,669 $ 1,025,812
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 3,142 $ 29,772 15,592 $ 164,544
Proceeds from reinvestment of distributions 2,471 22,308 1,950 20,547
Payments for shares redeemed (6,78 3 ) (63,159) (3,751) (39,777)
Total increase (decrease)
(1,17 0 ) $ (11,079) 13,791 $ 145,314

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
122 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
December 31, 2022 10.46 .18 (1.67) (1.49) (.17) (.01) (.05)
December 31, 2021 10.88 .12 (.32) (.20) (.09) (.13) —
December 31, 2020 10.56 .20 .68 .88 (.20) (.36) —
December 31, 2019 10.07 .27 .65 .92 (.29) (.14) —
December 31, 2018 10.37 .25 (.34) (.09) (.21) — —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 123
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.23) 8.74 (14.28) 846,669 .66 .66 1.91 63
(.22) 10.46 (1.82) 1,025,812 .66 .66 1.12 93
(.56) 10.88 8.43 917,169 .69 .69 1.82 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
124 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
.
Advisory fees $ 400,869
Administration fees 36,443
Transfer agent fees 3,207
Trustee fees 4,076
$ 444,595
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 93,166 $ 624,466 $ 652,959 $ (7) $ 19 $ 64,685 $ 1,280 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 902,955,560 $ 1,317,336 $ (81,650,508) $ (80,333,172) $ — $ (77 , 630 , 993)
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 17,255,975 $ — $ 5,051,752 $ 12,405,470 $ 8,141,211 $ —
Total distributable earnings (losses)
$ 5,053
Additional paid-in capital
(5,053)

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
Global Real Estate Securities Fund 125
Global Real Estate Securities Fund
Total
Return
1 Year (26 .77)%
5 Years 0 .26%§
10 Years 3 .36%§
FTSE EPRA/NAREIT Developed Real Estate Index
(Net)**
Total
Return
1 Year (25 .09)%
5 Years (0 .23)%§
10 Years 2 .99%§
MSCI World Index (Net)***
Total
Return
1 Year (18 .14)%
5 Years 6 .14%§
10 Years 8 .85%§

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
126 Global Real Estate Securities Fund
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
December 31, 2022, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal
year”), the Fund lost 26.77%. This is compared to the Fund’s benchmark, the FTSE EPRA/NAREIT Developed Real Estate
Index (Net), which lost 25.09% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Global Real
Estate Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 24.75%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
For the fiscal year, the global listed property market, as
measured by the FTSE EPRA/NAREIT Developed Real Estate
Index (Net), declined 25.09%, underperforming global equities.
Within real estate securities, performance was mixed across
major markets. Continental Europe finished at the bottom of
the index. The region experienced elevated volatility due to the ongoing war in Ukraine. Inflationary pressures, fueled by higher commodity prices, also created headwinds during the fiscal
year, which eased in the last quarter. North America finished in line with the index, while property stocks in Asia outperformed.
With respect to property sectors, U.S. residential and office
REITs led losses. The office sector continues to face headwinds as companies implemented hybrid work models, negatively
impacting demand for office space. Higher multiple industrial and data centers securities also underperformed during the fiscal year. Malls, health care and shopping centers were above average performers. Retail companies benefitted from reopening trends, supported by increased discretionary consumer spending.
Lodging was the best performing sector during the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Negative stock selection among property securities in Australia and Canada detracted from performance. An underweight to
lodging REITs and an overweight to residential REITs had
a negative impact. Favorable security selection within the
industrial sector and an underweight to office was additive.
Positive stock selection within Hong Kong further contributed to performance.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and
Cohen & Steers Asia Limited marginally underperformed the
Fund’s benchmark for the fiscal year. Negative stock selection among real estate securities in Australia and an overweight
to the U.K. drove the manager’s underperformance during
the fiscal year. An underweight to lodging and overweight to residential further detracted. An underweight to U.S. Office
REITs contributed positively to performance.
RREEF America L.L.C., DWS Investments Australia Limited
and DWS Alternatives Global Limited (operating under the
brand name DWS) underperformed the Fund’s benchmark
for the fiscal year. Security selection in and an overweight to the industrial sector detracted from DWS’s performance.
An overweight to residential and underweight to malls also
detracted. Favorable security selection among shopping centers and an overweight to the net lease sector was beneficial.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM continued to utilize a strategy to implement regional and property sector tilting through the
direct purchase of real estate stocks. Using quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures.
The strategy underperformed relative to the Fund’s benchmark for the fiscal year. An overweight to Continental Europe was a notable detractor while an overweight to Japan developers was additive.

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
Global Real Estate Securities Fund 127
During the fiscal year, the Fund used index futures to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2022 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., DWS Investments
Australia Limited and DWS Alternatives
Global Limited (operating under the brand
name DWS) Market-Oriented
* Assumes initial investment on January 1, 2013.
** FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity
REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
***
MSCI World Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
128 Global Real Estate Securities Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 937.00 $ 1,020.57
Expenses Paid During Period* $ 4.49 $ 4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.2%
Australia - 3.9%
Charter Hall Group - ADR(ö) 711,294 5,793
Dexus Property Group(ö) 1,069,057 5,620
Goodman Group(ö) 231,690 2,722
GPT Group (The)(ö) 764,838 2,185
Ingenia Communities Group(Æ) 633,318 1,925
Mirvac Group(ö) 3,167,073 4,588
Region RE, Ltd.(ö) 1,424,091 2,625
Scentre Group(ö) 2,761,444 5,370
Stockland(ö) 979,304 2,417
33,245
Belgium - 0.6%
Aedifica SA(ö) 37,883 3,083
VGP NV 5,468 457
Warehouses De Pauw CVA(ö) 58,670 1,678
5,218
Canada - 2.1%
Allied Properties Real Estate
Investment Trust(ö) 228,045 4,312
Canadian Apartment Properties(ö) 126,767 3,996
Granite Real Estate Investment Trust(ö) 73,527 3,751
RioCan Real Estate Investment Trust(ö) 383,130 5,979
Tricon Residential, Inc. 25,325 195
18,233
France - 1.8%
ARGAN SA(ö) 30,101 2,443
Covivio(ö) 21,639 1,288
Icade SA(ö) 51,127 2,211
Klepierre SA - GDR(Æ)(ö) 377,675 8,736
Mercialys SA(ö) 94,701 993
15,671
Germany - 1.6%
LEG Immobilien SE 78,225 5,098
Vonovia SE 375,956 8,860
13,958
Guernsey - 0.1%
Sirius Real Estate, Ltd. 1,461,883 1,303
Hong Kong - 5.3%
CK Asset Holdings, Ltd. 1,460,908 8,995
Hang Lung Properties, Ltd. - ADR 1,199,000 2,328
Hongkong Land Holdings, Ltd. 418,082 1,917
Link Real Estate Investment Trust(ö) 1,693,643 12,436
Sun Hung Kai Properties, Ltd. 967,552 13,241
Wharf Real Estate Investment Co., Ltd. 1,087,247 6,338
45,255
Japan - 10.1%
Activia Properties, Inc.(ö) 1,365 4,282
Advance Residence Investment Corp.
(ö) 753 1,945
Daiwa House REIT Investment Corp.(ö) 1,711 3,819
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global One Real Estate Investment
Corp.(ö) 3,136 2,574
GLP J-REIT(ö) 1,256 1,445
Hulic REIT, Inc.(ö) 2,014 2,507
Industrial & Infrastructure Fund
Investment Corp.(ö) 3,184 3,682
Invincible Investment Corp.(ö) 3,753 1,451
Japan Retail Fund Investment Corp.(ö) 6,639 5,276
Keihanshin Building Co., Ltd. 216,600 2,109
Kenedix Office Investment Corp. Class
A(ö) 914 2,222
Kenedix Retail REIT Corp.(ö) 1,704 3,297
Mitsubishi Estate Co., Ltd. 948,592 12,275
Mitsui Fudosan Co., Ltd. 561,011 10,249
MORI Trust Hotel REIT, Inc.(ö) 3,129 3,217
MORI Trust Sogo REIT, Inc.(ö) 2,723 3,042
Nippon Building Fund, Inc.(ö) 123 549
Nippon Prologis REIT, Inc.(Æ)(ö) 1,989 4,658
Nomura Real Estate Holdings, Inc. 8,892 190
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 3,066 3,808
Orix JREIT, Inc.(ö) 512 726
Sekisui House REIT, Inc.(ö) 4,032 2,285
Sumitomo Realty & Development Co.,
Ltd. 236,700 5,573
TOC Co., Ltd. 83,500 426
Tokyo Tatemono Co., Ltd. 45,700 553
Tokyu Fudosan Holdings Corp. 573,359 2,721
United Urban Investment Corp.(ö) 1,714 1,961
86,842
Macao - 0.3%
Sands China, Ltd.(Æ) 864,000 2,862
Netherlands - 0.6%
CTP NV(Þ) 123,864 1,459
Eurocommercial Properties(ö) 66,608 1,607
Unibail-Rodamco-Westfield(Æ)(ö) 36,517 1,905
4,971
Singapore - 3.3%
Ascendas Real Estate Investment
Trust(Æ)(ö) 1,521,900 3,116
Capitaland Investment, Ltd. 2,771,000 7,663
CapitaLand Mall Trust Class A(ö) 3,368,898 5,137
City Developments, Ltd. 126,467 775
Frasers Logistics & Commercial
Trust(Æ)(ö) 6,623,900 5,723
Keppel REIT(Æ)(ö) 461,510 314
Mapletree Commercial Trust(ö) 1,911,700 2,386
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,055,255 2,960
28,074
Spain - 1.1%
Arima Real Estate Socimi SA(Æ)(Ñ)(ö) 103,745 835
Cellnex Telecom SA(Þ) 145,942 4,853
Inmobiliaria Colonial Socimi SA(ö) 185,068 1,195

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
130 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merlin Properties Socimi SA(ö) 230,635 2,174
9,057
Sweden - 1.3%
Castellum AB(Ñ) 190,965 2,304
Catena AB 73,499 2,739
Fabege AB 290,119 2,476
Fastighets AB Balder(Æ) 467,351 2,187
Wihlborgs Fastigheter AB 231,584 1,751
11,457
Switzerland - 0.2%
PSP Swiss Property AG 18,336 2,156
United Kingdom - 4.5%
Assura PLC(ö) 1,766,155 1,164
Big Yellow Group PLC(ö) 161,804 2,246
British Land Co. PLC (The)(ö) 1,465,763 7,009
Derwent London PLC(ö) 88,662 2,540
Grainger PLC 1,074,958 3,264
Life Science REIT PLC(ö) 724,324 633
LondonMetric Property PLC(ö) 459,442 956
LXI REIT PLC(ö) 668,091 909
PRS REIT PLC (The)(ö) 832,870 895
Safestore Holdings PLC(ö) 381,839 4,366
Segro PLC(ö) 1,063,136 9,829
Tritax EuroBox PLC(Þ) 1,089,673 805
UNITE Group PLC (The)(ö) 340,842 3,754
38,370
United States - 58.4%
Agree Realty Corp.(ö) 153,459 10,885
Alexandria Real Estate Equities, Inc.(ö) 73,122 10,652
American Homes 4 Rent Class A(ö) 174,816 5,269
Americold Realty Trust, Inc.(ö) 264,400 7,485
Apartment Income REIT Corp.(ö) 124,008 4,255
AvalonBay Communities, Inc.(ö) 100,145 16,175
Boston Properties, Inc.(ö) 22,392 1,513
Boyd Gaming Corp. 41,993 2,290
Brixmor Property Group, Inc.(ö) 100,281 2,273
Camden Property Trust(ö) 69,773 7,806
Cousins Properties, Inc.(ö) 119,405 3,020
Digital Realty Trust, Inc.(ö) 183,649 18,415
EastGroup Properties, Inc.(ö) 55,509 8,219
Equinix, Inc.(Æ)(ö) 54,354 35,604
Equity LifeStyle Properties, Inc. Class
A(ö) 163,934 10,590
Essential Properties Realty Trust, Inc.
(ö) 185,083 4,344
Essex Property Trust, Inc.(ö) 14,871 3,151
Extra Space Storage, Inc.(ö) 53,587 7,887
First Industrial Realty Trust, Inc.(ö) 119,729 5,778
Healthcare Realty Holdings, LP(ö) 312,906 6,030
Healthpeak Properties, Inc.(ö) 325,732 8,166
Highwoods Properties, Inc.(ö) 114,658 3,208
Host Hotels & Resorts, Inc.(ö) 340,778 5,470
Invitation Homes, Inc.(ö) 550,274 16,310
Iron Mountain, Inc.(ö) 105,635 5,266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jones Lang LaSalle, Inc.(Æ) 21,032 3,352
Kimco Realty Corp.(ö) 653,058 13,832
Kite Realty Group Trust(ö) 333,226 7,014
Life Storage, Inc.(Æ)(ö) 35,069 3,454
Mid-America Apartment Communities,
Inc.(ö) 147,551 23,164
Prologis, LP(ö) 504,490 56,871
Public Storage(ö) 119,087 33,367
Realty Income Corp.(ö) 437,980 27,781
Rexford Industrial Realty, Inc.(ö) 69,470 3,796
Ryman Hospitality Properties, Inc.(ö) 78,605 6,428
Sabra Health Care REIT, Inc.(ö) 478,260 5,945
Simon Property Group, Inc.(ö) 223,297 26,233
Spirit Realty Capital, Inc.(ö) 84,246 3,364
Sun Communities, Inc.(ö) 67,033 9,586
Sunstone Hotel Investors, Inc.(ö) 189,424 1,830
UDR, Inc.(ö) 199,879 7,741
Ventas, Inc.(ö) 297,213 13,389
VICI Properties, Inc.(ö) 466,014 15,099
Welltower, Inc.(ö) 295,650 19,380
WP Carey, Inc.(ö) 131,358 10,265
501,952
Total Common Stocks
(cost $778,549) 818,624
Short-Term Investments - 3.8%
United States - 3.8%
U.S. Cash Management Fund(@) 32,555,477 (∞) 32,549
Total Short-Term Investments
(cost $32,544) 32,549
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 2,436,000 (∞) 2,436
Total Other Securities
(cost $2,436) 2,436
Total Investments - 99.3%
(identified cost $813,529) 853,609
Other Assets and Liabilities,
Net - 0.7%
5,976
Net Assets - 100.0%
859,585

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.8%
Cellnex Telecom SA 03/29/22 EUR 145,942 39.84 5,815
4,853
CTP NV 04/06 /21 EUR 123,864 17.46 2,162
1,459
Tritax EuroBox PLC 03/17/21 EUR 1,089,673 1.45 1,575 805
7,117
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 653 USD 21,536 03/23
(499)
FTSE/EPRA Europe Index Futures 391 EUR 5,941 03/23
(423)
Hang Seng Index Futures 19 HKD 18,919 01/23
24
MSCI Singapore Index Futures 63 SGD 1,831 01/23
(1)
S&P/TSX 60 Index Futures 5 CAD 1,170 03/23
(30)
SPI 200 Index Futures 10 AUD 1,748 03/23
(25)
TOPIX Index Futures 27 JPY 510,705 03/23 (112)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,066)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 385 USD 284 01/04/23 —
HSBC USD 421 AUD 612 03/15/23 (3)
HSBC USD 334 CAD 452 03/15/23 —
HSBC USD 2,214 EUR 2,066 03/15/23 8
HSBC USD 774 HKD 6,018 03/15/23 (2)
HSBC USD 1,369 JPY 182,516 03/15/23 36
HSBC USD 354 SGD 477 03/15/23 2
Royal Bank of Canada SEK 344 USD 33 01/03/23 —
Standard Chartered USD 421 AUD 612 03/15/23 (4)
Standard Chartered USD 334 CAD 452 03/15/23 1
Standard Chartered USD 2,214 EUR 2,066 03/15/23 8
Standard Chartered USD 774 HKD 6,018 03/15/23 (2)
Standard Chartered USD 1,369 JPY 182,516 03/15/23 35
Standard Chartered USD 354 SGD 477 03/15/23 2
Toronto Dominion Bank USD 422 AUD 612 03/15/23 (4)
Toronto Dominion Bank USD 333 CAD 452 03/15/23 1
Toronto Dominion Bank USD 2,214 EUR 2,066 03/15/23 9
Toronto Dominion Bank USD 774 HKD 6,018 03/15/23 (2)
Toronto Dominion Bank USD 1,369 JPY 182,516 03/15/23 35
Toronto Dominion Bank USD 354 SGD 477 03/15/23 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 122

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
132 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 33,245 $ —
$ —
$ 33,245 3 .9
Belgium — 5,218 —
—
5,218 0 .6
Canada 18,233 — —
—
18,233 2 .1
France — 15,671 —
—
15,671 1 .8
Germany — 13,958 —
—
13,958 1 .6
Guernsey — 1,303 —
—
1,303 0 .1
Hong Kong — 45,255 —
—
45,255 5 .3
Japan — 86,842 —
—
86,842 10 .1
Macao — 2,862 —
—
2,862 0 .3
Netherlands — 4,971 —
—
4,971 0 .6
Singapore — 28,074 —
—
28,074 3 .3
Spain — 9,057 —
—
9,057 1 .1
Sweden — 11,457 —
—
11,457 1 .3
Switzerland — 2,156 —
—
2,156 0 .2
United Kingdom — 38,370 —
—
38,370 4 .5
United States 501,952 — —
—
501,952 58 .4
Short-Term Investments — — — 32,549 32,549 3 .8
Other Securities — — — 2,436 2,436 0 .3
Total Investments 520,185 298,439 — 34,985 853,609 99 .3
Other Assets and Liabilities, Net
0 .7
100 .0
Other Financial Instruments
Assets
Futures Contracts 24 — — — 24 — *
Foreign Currency Exchange Contracts — 139 — — 139 — *
A
Liabilities
Futures Contracts (1,090) — — — (1,090) (0 .1)
Foreign Currency Exchange Contracts — (17) — — (17) (—) *
Total Other Financial Instruments
**
$ (1,066) $ 122 $ — $ — $ (944)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 133
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..........................................................................................
204,245
Healthcare ..........................................................................................
57,035
Industrial ............................................................................................
123,111
Internet Services & Infrastructure ......................................................
54,018
Lodging/Resorts .................................................................................
35,784
Office ..................................................................................................
43,280
Residential ..........................................................................................
136,232
Retail ..................................................................................................
113,598
Self Storage ........................................................................................
51,321
Short-Term Investments .....................................................................
32,549
Other Securities ..................................................................................
2,436
Total Investments ............................................................................... 853,609

See accompanying notes which are an integral part of the financial statements.
134 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — December 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 139
Variation margin on futures contracts* 24 —
Total
$ 24 $ 139
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,090 $ —
Unrealized depreciation on foreign currency exchange contracts — 17
Total
$ 1,090 $ 17
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (3,239) $ —
Foreign currency exchange contracts — (241)
Total
$ (3,239) $ (241)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,888) $ —
Foreign currency exchange contracts — 95
Total
$ (1,888) $ 95
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 135
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,264 $ — $ 2,264
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 139 — 139
Total Financial and Derivative Assets
2,403 — 2,403
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,403 $ — $ 2,403
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 80 $ — $ 80 $ —
Citigroup
2,184 — 2,184 —
HSBC
46 6 — 40
Standard Chartered
46 5 — 41
Toronto Dominion Bank
47 6 — 41
Total
$ 2,403 $ 17 $ 2,264 $ 122

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2022
See accompanying notes which are an integral part of the financial statements.
136 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 17 $ — $ 17
Total Financial and Derivative Liabilities
17 — 17
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 17 $ — $ 17
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
HSBC $ 6 $ 6 $ — $ —
Standard Chartered 5 5 — —
Toronto Dominion Bank 6 6 — —
Total
$ 17 $ 17 $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 137
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 813,529
Investments, at fair value(*)(>) ....................................................................................................................................................
853,609
Cash .............................................................................................................................................................................................. 602
Foreign currency holdings(^) ....................................................................................................................................................... 2,153
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 139
Receivables:
Dividends and interest ...................................................................................................................................................... 2,875
Dividends from affiliated funds ....................................................................................................................................... 100
Investments sold ............................................................................................................................................................... 9,977
Fund shares sold ............................................................................................................................................................... 71
Foreign capital gains taxes recoverable ........................................................................................................................... 293
From broker(a) ................................................................................................................................................................. 4,552
Total assets ...............................................................................................................................................................
874,371
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 10,231
Fund shares redeemed ...................................................................................................................................................... 191
Accrued fees to affiliates .................................................................................................................................................. 635
Other accrued expenses .................................................................................................................................................... 213
Variation margin on futures contracts .............................................................................................................................. 1,063
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 17
Payable upon return of securities loaned ..................................................................................................................................... 2,436
Total liabilities ...........................................................................................................................................................
14,786
Net Assets ...............................................................................................................................................................
$ 859,585

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
138 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (60,367)
Shares of beneficial interest .........................................................................................................................................................
697
Additional paid-in capital ............................................................................................................................................................
919,255
Net Assets ...............................................................................................................................................................
$ 859,585
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 12.34
Net assets ............................................................................................................................................................................. $ 859,584,921
Shares outstanding ($.01 par value) ..................................................................................................................................... 69,678,935
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,167
(*)     Securities on loan included in investments $ 2,264
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 34,985
(a)     Receivable from Broker for Futures $ 4,552
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 139
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 28,110
Dividends from affiliated funds ....................................................................................................................................... 395
Securities lending income (net) ....................................................................................................................................... 20
Less foreign taxes withheld ............................................................................................................................................. (1,061)
Total investment income ..............................................................................................................................................................
27,464
Expenses
Advisory fees ................................................................................................................................................................... 7,557
Administrative fees .......................................................................................................................................................... 472
Custodian fees .................................................................................................................................................................. 232
Transfer agent fees ........................................................................................................................................................... 42
Professional fees .............................................................................................................................................................. 182
Trustees’ fees .................................................................................................................................................................... 57
Printing fees ..................................................................................................................................................................... 48
Miscellaneous .................................................................................................................................................................. 32
Total expenses ..............................................................................................................................................................................
8,622
Net investment income (loss) .......................................................................................................................................................
18,842
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (48,502)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (3,239)
Foreign currency exchange contracts ............................................................................................................................... (241)
Foreign currency-related transactions .............................................................................................................................. (461)
Net realized gain (loss) ................................................................................................................................................................
(52,445)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (267,967)
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. (1,888)
Foreign currency exchange contracts ............................................................................................................................... 95
Foreign currency-related transactions .............................................................................................................................. 32
Net change in unrealized appreciation (depreciation) ................................................................................................................. (269,722)
Net realized and unrealized gain (loss) ........................................................................................................................................ (322,167)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (303,325)

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
140 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 18,842 $ 23,298
Net realized gain (loss) ....................................................................................................................... (52,445) 91,706
Net change in unrealized appreciation (depreciation) ........................................................................ (269,722) 136,884
Net increase (decrease) in net assets from operations .............................................................................. (303,325) 251,888
Distributions
To shareholders ................................................................................................................................... ( 15 , 495 ) (61,884)
From return of capital ......................................................................................................................... ( 4 , 589 )
—
Net decrease in net assets from distributions ............................................................................................ (20,084) (61,884)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 37,657 22,692
Total Net Increase (Decrease) in Net Assets ........................................................................
(285,752) 212,696
Net Assets
Beginning of period .................................................................................................................................. 1,145,337 932,641
End of period .............................................................................................................................................
$ 859,585 $ 1,145,337
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 3,957 $ 51,215 2,218 $ 34,704
Proceeds from reinvestment of distributions 1,452 20,084 3,910 61,884
Payments for shares redeemed (2,228) (33,642) (4,541) (73,896)
Total increase (decrease)
3,181 $ 37,657 1,587 $ 22,692

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
142 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
December 31, 2022 17.22 .28 (4.86) (4.58) (.11) (.12) (.07)
December 31, 2021 14.37 .36 3.44 3.80 (.78) (.17) —
December 31, 2020 15.40 .26 (1.09) (.83) (.20) — —
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 143
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.30) 12.34 (26.77) 859,585 .91 .91 1.99 68
(.95) 17.22 27.19 1,145,337 .91 .91 2.22 68
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
144 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 590,008
Administration fees 36,876
Transfer agent fees 3,246
Trustee fees 5,146
$ 635,276
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 23,445 $ 227,802 $ 218,702 $ (2) $ 6 $ 32,549 $ 395 $ —
U.S. Cash Collateral Fund 5,414 101,920 104,898 — — 2,436 — —
$ 28,859 $ 329,722 $ 323,600 $ (2) $ 6 $ 34,985 $ 395 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 868,399,252 $ 27,234,027 $ (43,089,783) $ (15,855,75 6 ) $ — $ (34,563,839)
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 7,274,696 $ 8,219,388 $ 4,589,599 $ 50,989,057 $ 10,894,483 $ —
Total distributable earnings (losses)
$ 4,593
Additional paid-in capital
(4,593)

Russell Investment Funds
Notes to Schedule of Investments — December 31, 2022
Notes to Schedule of Investments 145
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association

Russell Investment Funds
Notes to Schedule of Investments, continued — December 31, 2022
146 Notes to Schedule of Investments
Foreign Currency Abbreviations:
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 147
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
Notes to Financial Statements — December 31, 2022
148 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the fiscal year ended December 31, 2022.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 149
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
150 Notes to Financial Statements
quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended December 31, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 151
pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Certain callable debt securities held at a premium will be amortized to the earliest call date. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2019 through
December 31, 2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
152 Notes to Financial Statements
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of December 31, 2022. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond
and Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 153
the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. The rule requires that the Funds trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of a Fund to use derivatives, reverse repurchase agreements and similar financing transactions, unfunded commitments and other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended December 31, 2022, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
154 Notes to Financial Statements
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2022, there were no options held in the Funds.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 155
For the period ended December 31, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
156 Notes to Financial Statements
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2022, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 157
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2022, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended December 31, 2022, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a
“basket” of securities representing a particular index).
For the period ended December 31, 2022, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended December 31, 2022, there were no currency swaps held in the Funds.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
158 Notes to Financial Statements
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions,

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 159
the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity
Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of December 31, 2022, the market value of the securities on loan through the reciprocal lending program for the U.S.
Strategic Equity and U.S. Small Cap Equity Funds were $15,102,847 and $6,354,323, respectively.
As of December 31, 2022, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $29,418,535 and $10,984,085, respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
160 Notes to Financial Statements
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of December 31, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash
Collateral Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of
Assets and Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and

Russell Investment Funds
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Notes to Financial Statements 161
must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring

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162 Notes to Financial Statements
of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 163
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of December 31, 2022, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with
U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i)
existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the
Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
164 Notes to Financial Statements
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended December 31, 2022, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended December 31, 2022, the Funds’ purchases and sales of U.S. government and agency obligations
(excluding short-term investments, options, futures and repurchase agreements) were as follows:
Purchases Sales
U.S. Strategic Equity Fund $ 500,829,046 $ 515,298,372
U.S. Small Cap Equity Fund 212,606,797 222,336,870
International Developed Markets Fund 103,551,367 101,333,751
Strategic Bond Fund 350,695,838 339,535,781
Global Real Estate Securities Fund 651,205,311 625,809,775

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 165
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of
Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2022:
For the U.S. Small Cap Equity Fund, RIM has contractually agreed to waive, until April 30, 2023, 0.04% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December 31, 2022 was $63,798.
For the International Developed Markets Fund, RIM has contractually agreed to waive, until April 30, 2023, 0.02% of its 0.90%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December 31, 2022 was $65,271.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Purchases Sales
Strategic Bond Fund $ 145,720,827 $ 163,195,715
Annual Rate
Funds Advisory (%) Administration (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Advisory Administrative
U.S. Strategic Equity Fund
$ 3,780,650 $ 258,949
U.S. Small Cap Equity Fund
1,978,904 109,939
International Developed Markets Fund
2,937,197 163,178
Strategic Bond Fund
4,994,482 454,044
Global Real Estate Securities Fund
7,557,465 472,341

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
166 Notes to Financial Statements
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2022 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker-dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through
RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-
discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended December 31, 2022, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act.
Board of Trustees
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was $2,277,500.
5. Federal Income Taxes
As of December 31, 2022, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Amount
U.S. Strategic Equity Fund
$ 22,788
U.S. Sm all Cap Equity Fund
9,675
International Developed Markets Fund
14,360
Strategic Bond Fund
39,956
Global Real Estate Securities Fund
41,566

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 167
6. Record Ownership
As of December 31, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of
Investments. For the period ended December 31, 2022, the Fund had no unfunded loan commitments.
9. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31,
2022.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Short-Term Long-Term Totals
U.S. Small Cap Equity Fund $ 2,161,233 $ — $ 2,161,233
Strategic Bond Fund 34,525,994 43,104,999 77,630,993
Global Real Estate Securities Fund 34,563,839 — 34,563,839
# of Shareholders %
U.S. Strategic Equity Fund
2 78.0
U.S. Small Cap Equity Fund
2 84.0
International Developed Markets Fund
2 80.3
Strategic Bond Fund
1 69.1
Global Real Estate Securities Fund
2 87.1

Report of Independent Registered Public Accounting Firm
168 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap Equity
Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic
Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate
Securities Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of
December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 14, 2023
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 169
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
Tax Information — December 31, 2022 (Unaudited)
170 Tax Information
For the tax year ended December 31, 2022, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2023 will show the tax status of all distributions paid to your account in calendar year
2022.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2022:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31,
2022. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Strategic Equity
100.0%
U.S. Small Cap Equity
100.0%
International Developed Markets
0.0%
Global Real Estate Securities
0.0%
Strategic Bond
0.0%
U.S. Strategic Equity
$ 37,595,928
U.S. Small Cap Equity
4,019,719
International Developed Markets
6,004,133
Global Real Estate Securities
8,219,388
Strategic Bond
—
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets $ 1,068,905 $ 0.0351 $ 10,918,583 $ 0.3587

Russell Investment Funds
Affiliated Brokerage Transactions — December 31, 2022 (Unaudited)
Affiliated Brokerage Transactions 171
As discussed in the Note 4 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the
Funds’ non-discretionary managers, (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized
RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended December 31, 2022 were as follows:
Fund Name
U.S. Strategic Equity Fund $ 28,573
U.S. Small Cap Equity Fund 45,363
International Developed Markets Fund 38,629
Global Real Estate Securities Fund 139,035

Russell Investment Funds
Basis for Approval of Investment Advisory Contracts — (Unaudited)
172 Basis for Approval of Investment Advisory Contracts
Quarterly Approval of Money Manager Contracts
The Board received a proposal from RIM at the quarterly Board meeting held on August 23, 2022, to approve new portfolio management contracts for the U.S. Strategic Equity Fund.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
performance information for the new Money Manager; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); and the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 23, 2022 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Shareholder Requests for Additional Information — December 31, 2022
(Unaudited)
Shareholder Requests for Additional Information 173
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the
Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — December 31,
2022 (Unaudited)
174 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies;(1) Ms.
Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-
national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies;
Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Operating Officer of an affiliate of RIM and is therefore an Interested Trustee.
(1) Ms. Blake was a trustee until December 31, 2022.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2021 – 2022, Chief
Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President,
Russell Investments
40
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 175
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
(1) Ms. Blake was a Trustee until December 31, 2022.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake(1)
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40
Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
40
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
176 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 177
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected
and qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40
Until
March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
178 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 179
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern
Trust Company (financial services
company)
40
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired
40
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
180 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2021 – 2022, Chief Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President, Russell Investments
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, February 2020
to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Global Chief Investment Officer and Co-President, Russell
Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — December 31, 2022
(Unaudited)
Adviser, Money Managers and Service Providers 181
Interested Trustee
Vernon Barback
Independent Trustees
Kristianne Blake(1)
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
BlueBay Asset Management LLP, London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom
and Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
(1) Ms. Blake was a Trustee until December 31, 2022
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2022 ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
DECEMBER 31, 2022
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
To Our Shareholders 3
Moderate Strategy Fund 4
Balanced Strategy Fund 18
Growth Strategy Fund 31
Equity Growth Strategy Fund 44
Notes to Financial Highlights 57
Notes to Financial Statements 58
Report of Independent Registered Public Accounting Firm 65
Tax Information 67
Shareholder Requests for Additional Information 68
Disclosure of Information about Fund Trustees and Officers 69
Adviser and Service Providers 76
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Annual Report
December 31, 2022
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Improving the financial security of our investors is our purpose. That has never changed. For those individuals seeking to navigate the challenging world of investing, what’s the best strategy? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2022 has been challenging, both in markets and investing:
For the one-year period ended December 31, 2022, U.S. equities returned -18.11%, according to the S&P 500.*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of -14.45%.*
With the market volatility, rising interest rates from the U.S. Federal Reserve (the Fed), and difficult inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it is just as vital to have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we look forward, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We have a small preference for non-U.S. developed equities over U.S. equities. They are relatively cheaper and we expect they will benefit from U.S. dollar weakness, should the Fed become less hawkish.
We believe inflation should be on a downward trend across developed economies over the next few months. For headline inflation, this requires that oil and natural gas prices at least stabilize at current levels. We believe that core inflation, which excludes food and energy costs, is close to peaking in most regions.
We expect that emerging market equities could recover if there is significant China stimulus, the Fed slows the pace of tightening, energy prices subside, and the U.S. dollar weakens. For now, we believe a neutral stance on emerging market equities is warranted.
Let me say once again that at Russell Investments, our stated purpose is to improve people’s financial security. For more than 85 years, we’ve been providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
We value the trust you have placed in our firm—there’s nothing we value more. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500
®
Index is an index, with dividends reinvested, of 500 issues
representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
4 Moderate Strategy Fund
Moderate Strategy Fund
Total
Return
1 Year (15 .65)%
5 Years 0 .77%§
10 Years 3 .08%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (13 .01)%
5 Years 0 .02%§
10 Years 1 .06%§
Russell 1000
®
Index***
Total
Return
1 Year (19 .13)%
5 Years 9 .13%§
10 Years 12 .37%§

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
Moderate Strategy Fund 5
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are
allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long-
term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal year”), the Fund lost 15.65%. This is compared to the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which
lost 13.01% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation – 30%
to 50% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 14.39%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes. During the latter months of the fiscal year, equity and fixed income markets found moments of reprieve
as economic indicators began to imply a peak in inflationary pressures. However, both markets ended the fiscal year in
negative territory. Within U.S. equities, the Russell 1000
®
Index and Russell 3000
®
Index experienced losses of 19.13%
and 19.21% respectively, indicating that both growth and
value securities took a hit during the fiscal year. Emerging market equities underperformed developed markets largely
due to continued lockdowns in China, increasing China-
Taiwan tensions, and the Russia-Ukraine conflict. Within fixed income, the Bloomberg Global Aggregate Bond Index (US
Hedged) fell by 11.22%. Credit markets were challenged, with
U.S. investment grade and high yield corporate credit spreads widening over the fiscal year. Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States detracted, while Europe and the United
Kingdom outperformed. One bright spot was commodities, with
the Bloomberg Commodity Index Total Return gaining 16.09%
over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally underperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities
were additive. However, a strategic preference for emerging
markets was the largest detractor within equities. An overweight to securitized and investment grade credit also detracted,
consistent with the increased risk-off sentiment over the fiscal year. An overweight to duration positioning detracted as interest rates spiked over the fiscal year; however, duration positioning assisted in mitigating short duration value security risk. Global real estate was a large detractor, underperforming the Underlying
Fund’s benchmark over the fiscal year.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
6 Moderate Strategy Fund
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, equity Underlying
Funds’ performance relative to their respective equity
benchmarks was mixed. The RIC Global Equity Fund generally
outperformed its benchmark due to a tactical tilt towards the value factor. The RIF U.S. Small Cap Equity Fund also generally outperformed its benchmark over the fiscal year due in large part to exposures to high quality, lower capitalization stocks.
However, the RIC Emerging Markets Fund was a detractor
and underperformed its benchmark largely due to exposures to
Chinese equities.
Fixed income was a significant detractor over the fiscal year, delivering absolute negative returns, and the fixed income
Underlying Funds underperformed their respective benchmarks.
A strategic overweight to credit was a significant headwind, as spreads widened due to rapid interest rate hikes and
expected earnings deterioration. The RIF Strategic Bond Fund underperformed its benchmark and was negatively impacted
by a long duration position and a challenging credit climate.
The RIC Unconstrained Total Return Fund was a detractor
due to negative impacts from a long duration position and an overweight to low quality, investment grade corporate credit.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The RIC Multi-Strategy
Income Fund underperformed its benchmark due in large part
to an equity overweight. The RIF Global Real Estate Securities
Fund also underperformed its benchmark, largely due to a lower risk premium in a high interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
Moderate Strategy Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 994.90 $ 1,024.50
Expenses Paid During Period* $ 0.70 $ 0.71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 173,778 2,144
Domestic Equities - 13.5%
RIF U.S. Small Cap Equity Fund 229,797 2,886
RIF U.S. Strategic Equity Fund 435,302 6,800
9,686
Fixed Income - 49.1%
RIC Investment Grade Bond Fund Class Y 549,472 10,061
RIC Unconstrained Total Return Fund Class Y 172,297 1,454
RIF Strategic Bond Fund 2,725,615 23,822
35,337
International Equities - 24.5%
RIC Emerging Markets Fund Class Y 101,001 1,442
RIC Global Equity Fund Class Y 1,749,266 13,330
RIF International Developed Markets Fund 273,811 2,886
17,658
Multi-Asset - 10.0%
RIC Multi-Strategy Income Fund Class Y 822,049 7,217
Total Investments in Affiliated Funds
(cost $80,218 ) 72,042
Total Investments - 100.1%
(identified cost $80,218) 72,042
Other Assets and Liabilities, Net - (0.1)%
(51)
Net Assets - 100.0%
71,991

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 80, 218
Investments, at fair value(>) ........................................................................................................................................................
72,042
Receivables:
Investments sold ............................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
72,044
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
53
Net Assets ...............................................................................................................................................................
$ 71,991

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (9,548)
Shares of beneficial interest .........................................................................................................................................................
85
Additional paid-in capital ............................................................................................................................................................
81,454
Net Assets ...............................................................................................................................................................
$ 71,991
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.46
Net assets ............................................................................................................................................................................. $ 71,990,850
Shares outstanding ($.01 par value) ..................................................................................................................................... 8,508,990
Amounts in thousands
(>)     Investments in affiliated funds $ 72,042
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 1, 364
Expenses
Advisory fees ................................................................................................................................................................... 160
Administrative fees .......................................................................................................................................................... 34
Custodian fees .................................................................................................................................................................. 32
Transfer agent fees ........................................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 44
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 9
Miscellaneous .................................................................................................................................................................. 5
Expenses before reductions .............................................................................................................................................. 293
Expense reductions .......................................................................................................................................................... (182)
Net expenses ................................................................................................................................................................................
111
Net investment income (loss) .......................................................................................................................................................
1, 253
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (1, 111 )
Capital gain distributions from affiliated funds ............................................................................................................... 686
Net realized gain (loss) ................................................................................................................................................................
(425)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (15, 284 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (15, 284 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (15, 709 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (14,456)

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1, 253 $ 3,232
Net realized gain (loss) ....................................................................................................................... (425) 4,875
Net change in unrealized appreciation (depreciation) ........................................................................ (15, 284 ) (545)
Net increase (decrease) in net assets from operations .............................................................................. (14,456) 7,562
Distributions
To shareholders ................................................................................................................................... (3,585) (7,515)
Net decrease in net assets from distributions ............................................................................................ (3,585) (7,515)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,956) 4,143
Total Net Increase (Decrease) in Net Assets ........................................................................
(24,997) 4,190
Net Assets
Beginning of period .................................................................................................................................. 96,988 92,798
End of period .............................................................................................................................................
$ 71,991 $ 96,988
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 319 $ 2, 931 919 $ 9,937
Proceeds from reinvestment of distributions 386 3, 585 719 7,515
Payments for shares redeemed (1,458) (13,472) (1,235) (13,309)
Total increase (decrease)
(753) $ (6,956) 403 $ 4,143

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2022 10.47 . 14 (1. 75 ) (1.61) (.16) (.24)
December 31, 2021 10.48 .36 .48 .84 (.46) (.39)
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.40) 8.46 (15.65) 71,991 .37 .14 1. 57 6
(.85) 10.47 8.23 96,988 .36 .14 3.36 53
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 1
Administration fees 2,647
Transfer agent fees 274
Trustee fees 448
$ 3,370
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,981 $ 311 $ 358 $ 5 $ (795) $ 2,144 $ 29 $ 21
RIF U.S. Small Cap Equity Fund 3,890 356 702 (92) (566) 2,886 14 61
RIF U.S. Strategic Equity Fund 9,268 1,204 1,235 (181) (2,256) 6,800 61 547
RIC Investment Grade Bond Fund 13,507 374 1,792 (179) (1,849) 10,061 130 —
RIC Unconstrained Total Return
Fund 1,932 66 396 (19) (129) 1,454 47 —
RIF Strategic Bond Fund 31,812 1,160 4,346 (353) (4,451) 23,822 483 —
RIC Emerging Markets Fund 1,933 163 210 (37) (407) 1,442 34 —
RIC Global Equity Fund 18,094 943 2,659 (204) (2,844) 13,330 275 —
RIF International Developed
Markets Fund 3,898 254 742 (20) (504) 2,886 3 57
RIC Multi-Strategy Income Fund 9,734 374 1,377 (31) (1,483) 7,217 288 —
$ 97,049 $ 5,205 $ 13,817 $ (1,111) $ (15,284) $ 72,042 $ 1,364 $ 686
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 81,133,550 $ 1,393,736 $ (10,485,022) $ (9,091,286) $ — $ (186 ,541)
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distribution in
Excess
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,363,058 $ 2,140,261 $ 81,413 $ — $ 4,460,251 $ 3,055,183 $ —

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
At December 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 81
Additional paid-in capital
(81)
Federal Income Taxes, continued

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
18 Balanced Strategy Fund
Balanced Strategy Fund
Total
Return
1 Year (16 .35)%
5 Years 2 .01%§
10 Years 4 .48%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (13 .01)%
5 Years 0 .02%§
10 Years 1 .06%§
Russell 1000
®
Index***
Total
Return
1 Year (19 .13)%
5 Years 9 .13%§
10 Years 12 .37%§
MSCI World ex USA Index (Net)****
Total
Return
1 Year (14 .29)%
5 Years 1 .79%§
10 Years 4 .59%§

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
Balanced Strategy Fund 19
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are
allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long-term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal year”), the Fund lost 16.35%. This is compared to the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which
lost 13.01% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar Insurance Allocation – 50%
to 70% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 16.01%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes. During the latter months of the fiscal year, equity and fixed income markets found moments of reprieve
as economic indicators began to imply a peak in inflationary pressures. However, both markets ended the fiscal year in
negative territory. Within U.S. equities, the Russell 1000
®
Index and Russell 3000
®
Index experienced losses of 19.13%
and 19.21% respectively, indicating that both growth and
value securities took a hit during the fiscal year. Emerging market equities underperformed developed markets largely
due to continued lockdowns in China, increasing China-
Taiwan tensions, and the Russia-Ukraine conflict. Within fixed income, the Bloomberg Global Aggregate Bond (US Hedged)
Index fell by 11.22%. Credit markets were challenged, with
U.S. investment grade and high yield corporate credit spreads widening over the fiscal year. Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States detracted, while Europe and the United
Kingdom outperformed. One bright spot was commodities, with
the Bloomberg Commodity Index Total Return gaining 16.09%
over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities
were additive. However, a strategic preference for emerging
markets was the largest detractor within equities. An overweight to securitized and investment grade credit also detracted,
consistent with the increased risk-off sentiment over the fiscal year. An overweight to duration positioning detracted as interest rates spiked over the fiscal year; however, duration positioning assisted in mitigating short duration value security risk. Global real estate was a large detractor, underperforming the Underlying
Fund’s benchmark over the fiscal year.

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
20 Balanced Strategy Fund
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, the equity
Underlying Fund performance was mixed against their
respective equity benchmarks. The RIC Global Equity Fund
generally outperformed its benchmark due to a tactical tilt
towards the value factor. The RIF U.S. Small Cap Equity Fund also outperformed its benchmark over the fiscal year due in large part to exposures to high quality, lower capitalization stocks.
However, the RIC Emerging Markets Fund was a detractor and
underperformed its benchmark due to exposures to Chinese
equities.
Fixed income was a significant detractor over the fiscal year, delivering absolute negative returns, and the fixed income
Underlying Funds underperformed their respective benchmarks.
A strategic overweight to credit was a significant headwind, as spreads widened due to rapid interest rate hikes and
expected earnings deterioration. The RIF Strategic Bond Fund underperformed its benchmark and was negatively impacted
by a long duration position and a challenging credit climate.
The RIC Unconstrained Total Return Fund was a significant
detractor due to negative impacts from a long duration position and an overweight to low quality, investment grade corporate credit.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The RIC Multi-Strategy
Income Fund underperformed its benchmark due in large part
to an equity overweight. The RIF Global Real Estate Securities
Fund also underperformed its benchmark, largely due to a lower risk premium in a high interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** MSCI World ex USA Index (Net) is a free float- adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
Balanced Strategy Fund 21
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 1,007.50 $ 1,024.50
Expenses Paid During Period* $ 0.71 $ 0.71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 3.9%
RIF Global Real Estate Securities Fund 645,480 7,965
Domestic Equities - 18.3%
RIF U.S. Small Cap Equity Fund 638,432 8,019
RIF U.S. Strategic Equity Fund 1,864,822 29,128
37,147
Fixed Income - 29.7%
RIC Unconstrained Total Return Fund Class Y 483,093 4,077
RIF Strategic Bond Fund 6,439,874 56,285
60,362
International Equities - 40.0%
RIC Emerging Markets Fund Class Y 355,894 5,082
RIC Global Equity Fund Class Y 8,615,315 65,649
RIF International Developed Markets Fund 992,429 10,460
81,191
Multi-Asset - 8.1%
RIC Multi-Strategy Income Fund Class Y 1,872,093 16,437
Total Investments in Affiliated Funds
(cost $220,376 ) 203,102
Total Investments - 100.0%
(identified cost $220,376) 203,102
Other Assets and Liabilities, Net - (0.0)%
(97)
Net Assets - 100.0%
203,005

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 23
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 220, 376
Investments, at fair value(>) ........................................................................................................................................................
203,102
Receivables:
Investments sold ............................................................................................................................................................... 193
Total assets ...............................................................................................................................................................
203,295
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 193
Accrued fees to affiliates .................................................................................................................................................. 18
Other accrued expenses .................................................................................................................................................... 79
Total liabilities ...........................................................................................................................................................
290
Net Assets ...............................................................................................................................................................
$ 203,005

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (20,595)
Shares of beneficial interest .........................................................................................................................................................
249
Additional paid-in capital ............................................................................................................................................................
223,351
Net Assets ...............................................................................................................................................................
$ 203,005
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.17
Net assets ............................................................................................................................................................................. $ 203,005,473
Shares outstanding ($.01 par value) ..................................................................................................................................... 24,856,123
Amounts in thousands
(>)     Investments in affiliated funds $ 203,102
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 3 , 793
Expenses
Advisory fees ................................................................................................................................................................... 442
Administrative fees .......................................................................................................................................................... 94
Custodian fees .................................................................................................................................................................. 32
Transfer agent fees ........................................................................................................................................................... 10
Professional fees .............................................................................................................................................................. 62
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 15
Miscellaneous .................................................................................................................................................................. 9
Expenses before reductions .............................................................................................................................................. 677
Expense reductions .......................................................................................................................................................... (367)
Net expenses ................................................................................................................................................................................
310
Net investment income (loss) .......................................................................................................................................................
3, 483
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (2,20 2 )
Capital gain distributions from affiliated funds ............................................................................................................... 2,751
Net realized gain (loss) ................................................................................................................................................................
54 9
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (46, 329 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (46, 329 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (4 5 , 780 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (42,297)

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3, 4 8 3 $ 9,743
Net realized gain (loss) ....................................................................................................................... 54 9 20,279
Net change in unrealized appreciation (depreciation) ........................................................................ (46, 329 ) 1,393
Net increase (decrease) in net assets from operations .............................................................................. (42,297) 31,415
Distributions
To shareholders ................................................................................................................................... (11,723) (29,972)
Net decrease in net assets from distributions ............................................................................................ (11,723) (29,972)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (3,390) 9,254
Total Net Increase (Decrease) in Net Assets ........................................................................
(57,410) 10,697
Net Assets
Beginning of period .................................................................................................................................. 260,415 249,718
End of period .............................................................................................................................................
$ 203,005 $ 260,415
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 685 $ 6,299 1,332 $ 14,408
Proceeds from reinvestment of distributions 1,297 11,723 2,931 29,972
Payments for shares redeemed (2,448) (21,412) (3,275) (35,126)
Total increase (decrease)
(466) $ (3,390) 988 $ 9,254

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2022 10.28 .1 4 (1.7 8 ) (1.64) (.16) (.31)
December 31, 2021 10.26 .40 .89 1.29 (.51) (.76)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.47) 8.17 (16.35) 203,005 .31 .14 1. 58 6
(1.27) 10.28 13.04 260,415 .31 .14 3.76 47
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 8,450
Administration fees 7,448
Transfer agent fees 771
Trustee fees 1,139
$ 17,808
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 10,658 $ 877 $ 663 $ (5) $ (2,902) $ 7,965 $ 67 $ 77
RIF U.S. Small Cap Equity Fund 10,385 619 1,137 (158) (1,690) 8,019 39 166
RIF U.S. Strategic Equity Fund 37,929 3,745 2,096 (394) (10,056) 29,128 259 2,307
RIC Unconstrained Total Return
Fund 5,137 220 874 (51) (355) 4,077 130 —
RIF Strategic Bond Fund 71,840 3,924 8,255 (713) (10,511) 56,285 1,159 —
RIC Emerging Markets Fund 6,490 517 389 (77) (1,459) 5,082 119 —
RIC Global Equity Fund 84,179 2,140 5,756 (582) (14,332) 65,649 1,358 —
RIF International Developed
Markets Fund 13,067 583 1,351 (122) (1,717) 10,460 12 201
RIC Multi-Strategy Income Fund 20,851 770 1,777 (100) (3,307) 16,437 650 —
$ 260,536 $ 13,395 $ 22,298 $ (2,202) $ (46,329) $ 203,102 $ 3,793 $ 2,751
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 222,500,217 $ 5,021,245 $ (24,419,188) $ (19,397,943) $ — $ 386,767
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,596,670 $ 8,126,266 $ — $ 12,544,692 $ 17,426,848 $ —

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
Growth Strategy Fund 31
Growth Strategy Fund
Total
Return
1 Year (17 .20)%
5 Years 2 .99%§
10 Years 5 .57%§
Russell 1000
®
Index**
Total
Return
1 Year (19 .13)%
5 Years 9 .13%§
10 Years 12 .37%§
Bloomberg U.S. Aggregate Bond Index***
Total
Return
1 Year (13 .01)%
5 Years 0 .02%§
10 Years 1 .06%§
MSCI World ex US A Index (Net)****
Total
Return
1 Year (14 .29)%
5 Years 1 .79%§
10 Years 4 .59%§

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
32 Growth Strategy Fund
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are
allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long-term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal year”), the Fund lost 17.20%. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which lost 19.13% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation – 70%
to 85% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 16.48%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes. During the latter months of the fiscal year, equity and fixed income markets found moments of reprieve
as economic indicators began to imply a peak in inflationary pressures. However, both markets ended the fiscal year in
negative territory. Within U.S. equities, the Russell 1000
®
Index and Russell 3000
®
Index experienced losses of 19.13%
and 19.21% respectively, indicating that both growth and value securities took a hit during the year. Emerging market equities underperformed developed markets due to continued lockdowns
in China, increasing China-Taiwan tensions, and the Russia-
Ukraine conflict. Within fixed income, the Bloomberg Global
Aggregate Bond Index (US Hedged) fell by 11.22%. Credit
markets were challenged, with U.S. investment grade and high yield corporate credit spreads widening over the fiscal year.
Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States detracted, while Europe and the United
Kingdom outperformed. One bright spot was commodities, with
the Bloomberg Commodity Index Total Return gaining 16.09%
over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities
were additive. However, a strategic preference for emerging
markets was the largest detractor within equities. An overweight to securitized and investment grade credit also detracted,
consistent with the increased risk-off sentiment over the fiscal year. An overweight to duration positioning detracted as interest rates spiked over the fiscal year; however, duration positioning assisted in mitigating short duration value security risk. Global real estate was a large detractor, underperforming the Underlying
Fund’s benchmark over the fiscal year.

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
Growth Strategy Fund 33
Equity markets delivered negative absolute performance over the fiscal year. However, the equity Underlying Funds performance was mixed against their respective equity benchmarks. The RIC
Global Equity Fund outperformed its benchmark largely due to a tactical tilt towards the value factor. The RIF U.S. Small Cap
Equity Fund also outperformed its benchmark over the year due in large part to exposures to high quality, lower capitalization stocks. However, the RIC Emerging Markets Fund was a
detractor and underperformed its benchmark largely due to
exposures to Chinese equities.
Fixed income was a significant detractor over the fiscal year, delivering absolute negative returns, and the fixed income
Underlying Funds underperformed their respective benchmarks.
A strategic overweight to credit was a significant headwind, as spreads widened due to rapid interest rate hikes and
expected earnings deterioration. The RIF Strategic Bond Fund underperformed its benchmark and was negatively impacted
by a long duration position and a challenging credit climate.
The RIC Unconstrained Total Return Fund was a significant
detractor largely due to negative impacts from a long duration position and an overweight to low quality, investment grade
corporate credit.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The RIC Multi-Asset
Growth Strategy Fund underperformed its benchmark; exposures to value-oriented managers were additive, while exposures
to growth-oriented managers were a significant detractor.
The RIF Global Real Estate Securities Fund underperformed
its benchmark, largely due to a lower risk premium in a high interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2013.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
****
MSCI World ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
34 Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 980.40 $ 1,024.45
Expenses Paid During Period* $ 0.75 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 35
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.8%
RIF Global Real Estate Securities Fund 635,988 7,848
Domestic Equities - 24.2%
RIF U.S. Small Cap Equity Fund 513,677 6,452
RIF U.S. Strategic Equity Fund 2,118,649 33,093
39,545
Fixed Income - 10.8%
RIC Unconstrained Total Return Fund Class Y 386,919 3,266
RIF Strategic Bond Fund 1,646,811 14,393
17,659
International Equities - 50.2%
RIC Emerging Markets Fund Class Y 228,836 3,268
RIC Global Equity Fund Class Y 8,901,390 67,828
RIF International Developed Markets Fund 1,043,619 11,000
82,096
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 1,808,802 16,406
Total Investments in Affiliated Funds
(cost $173,388 ) 163,554
Total Investments - 100.0%
(identified cost $173,388) 163,554
Other Assets and Liabilities, Net - (0.0)%
(78)
Net Assets - 100.0%
163,476

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
36 Growth Strategy Fund
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 173, 38 8
Investments, at fair value(>) ........................................................................................................................................................
163,554
Receivables:
Fund shares sold ............................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
163,555
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
79
Net Assets ...............................................................................................................................................................
$ 163,476

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 37
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (11, 642 )
Shares of beneficial interest .........................................................................................................................................................
200
Additional paid-in capital ............................................................................................................................................................
174, 918
Net Assets ...............................................................................................................................................................
$ 163,476
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.16
Net assets ............................................................................................................................................................................. $ 163,475,800
Shares outstanding ($.01 par value) ..................................................................................................................................... 20,040,518
Amounts in thousands
(>)     Investments in affiliated funds $ 163,554
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Growth Strategy Fund
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 2, 426
Expenses
Advisory fees ................................................................................................................................................................... 351
Administrative fees .......................................................................................................................................................... 75
Custodian fees .................................................................................................................................................................. 32
Transfer agent fees ........................................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 55
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 8
Expenses before reductions .............................................................................................................................................. 552
Expense reductions .......................................................................................................................................................... (288)
Net expenses ................................................................................................................................................................................
264
Net investment income (loss) .......................................................................................................................................................
2, 162
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (1,32 1 )
Capital gain distributions from affiliated funds ............................................................................................................... 3,025
Net realized gain (loss) ................................................................................................................................................................
1,70 4
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (39, 14 9 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (39, 14 9 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (37, 445 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (35,28 3 )

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 39
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2, 162 $ 8,734
Net realized gain (loss) ....................................................................................................................... 1,70 4 23,288
Net change in unrealized appreciation (depreciation) ........................................................................ (39, 14 9 ) 1,120
Net increase (decrease) in net assets from operations .............................................................................. (35,283) 33,142
Distributions
To shareholders ................................................................................................................................... (10,518) (29,534)
Net decrease in net assets from distributions ............................................................................................ (10,518) (29,534)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (149) 7,012
Total Net Increase (Decrease) in Net Assets ........................................................................
(45,950) 10,620
Net Assets
Beginning of period .................................................................................................................................. 209,426 198,806
End of period .............................................................................................................................................
$ 163,476 $ 209,426
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 420 $ 3,724 508 $ 5,632
Proceeds from reinvestment of distributions 1,155 10,518 2,856 29,534
Payments for shares redeemed (1,604) (14,391) (2,563) (28,154)
Total increase (decrease)
(29) $ (149) 801 $ 7,012

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2022 10.44 . 1 1 ( 1 . 8 6 ) (1.75) (.1 1 ) (.42)
December 31, 2021 10.32 .46 1.27 1.73 (.5 1 ) (1.10)
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.5 3 ) 8.16 (17.20) 163,476 .3 1 .15 1. 2 3 5
(1.61) 10.44 17.44 209,426 .3 2 .15 4.2 0 53
(.31) 10.32 9.75 198,806 .33 .15 .97 16
(.58) 9.72 18.06 205,409 .33 .15 2.48 35
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or
w
ere, an
affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions
:
Advisory fees $ 6,935
Administration fees 5,992
Transfer agent fees 621
Trustee fees 918
$ 14,466
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 10,696 $ 832 $ 762 $ 6 $ (2,924) $ 7,848 $ 107 $ 76
RIF U.S. Small Cap Equity Fund 8,379 369 809 (111) (1,376) 6,452 31 133
RIF U.S. Strategic Equity Fund 43,214 3,372 1,676 (310) (11,507) 33,093 291 2,609
RIC Unconstrained Total Return
Fund 4,107 207 729 (34) (285) 3,266 104 —
RIF Strategic Bond Fund 18,411 1,092 2,192 (157) (2,761) 14,393 380 —
RIC Emerging Markets Fund 4,083 415 270 (41) (919) 3,268 77 —
RIC Global Equity Fund 86,495 2,163 5,717 (463) (14,650) 67,828 1,271 —
RIF International Developed
Markets Fund 13,483 774 1,370 (88) (1,799) 11,000 12 207
Multi-Asset Growth Strategy Fund 20,653 399 1,595 (123) (2,928) 16,406 153 —
$ 209,521 $ 9,623 $ 15,120 $ (1,321) $ (39,149) $ 163,554 $ 2,426 $ 3,025
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 175,030,791 $ 7,204,325 $ (18,681,289) $ (11,476,964) $ — $ 1, 390 , 972
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 2,271,049 $ 8,247,066 $ — $ 10,230,925 $ 19,303,478 $ —

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2022
(Unaudited)
44 Equity Growth Strategy Fund
Equity Growth Strategy Fund
Total
Return
1 Year (17 .68)%
5 Years 3 .00%§
10 Years 6 .05%§
Russell 1000
®
Index**
Total
Return
1 Year (19 .13)%
5 Years 9 .13%§
10 Years 12 .37%§
MSCI World ex USA Index (Net)***
Total
Return
1 Year (14 .29)%
5 Years 1 .79%§
10 Years 4 .59%§

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
Equity Growth Strategy Fund 45
The Equity Growth Strategy Fund (the “Fund”) is a fund of
funds that invests in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long-term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2022?
For the fiscal year ended December 31, 2022 (the “fiscal year”), the Fund lost 17.68%. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which lost 19.13% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation – 70
to 85% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 16.48. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes. During the latter months of the fiscal year, equity and fixed income markets found moments of reprieve
as economic indicators began to imply a peak in inflationary pressures. However, both markets ended the year in negative
territory. Within U.S. equities, the Russell 1000
®
Index and
Russell 3000
®
Index experienced losses of 19.13% and 19.21%
respectively, indicating that both growth and value securities took a hit during the fiscal year. Emerging market equities
underperformed developed markets due to continued lockdowns
in China, increasing China-Taiwan tensions, and the Russia-
Ukraine conflict. Within fixed income, the Bloomberg Global
Aggregate Bond Index (US Hedged) fell by 11.22%. Credit
markets were challenged, with U.S. investment grade and high yield corporate credit spreads widening over the fiscal year.
Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States detracted, while Europe and the United
Kingdom outperformed. One bright spot was commodities, with
the Bloomberg Commodity Index Total Return gaining 16.09%
over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the year. Underlying
preferences for value and small-cap securities were additive.
However, a strategic preference for emerging markets was the largest detractor within equities. Global real estate was a large detractor, underperforming the Underlying Fund’s benchmark
over the fiscal year.
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, the equity
Underlying Fund performance was mixed against their
respective equity benchmarks. The RIC Global Equity Fund
generally outperformed its benchmark due to a tactical tilt

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2022 (Unaudited)
46 Equity Growth Strategy Fund
towards the value factor. The RIF U.S. Small Cap Equity Fund also outperformed its benchmark over the fiscal year due in large part to exposures to high quality, lower capitalization stocks.
However, the RIC Emerging Markets Fund was a detractor
and underperformed its benchmark largely due to exposures to
Chinese equities.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The RIC Multi-Asset
Growth Strategy Fund underperformed its benchmark; exposures to value-oriented managers were additive, while exposures
to growth-oriented managers were a significant detractor.
The RIF Global Real Estate Securities Fund underperformed
its benchmark, largely due to a lower risk premium in a high interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2013.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
***
MSCI World ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — December 31, 2022 (Unaudited)
Equity Growth Strategy Fund 47
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2022 to December 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2022 $ 1,024.80 $ 1,024.45
Expenses Paid During Period* $ 0.77 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — December 31, 2022
See accompanying notes which are an integral part of the financial statements.
48 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
RIF Global Real Estate Securities Fund 170,527 2,104
Domestic Equities - 27.2%
RIF U.S. Small Cap Equity Fund 165,303 2,076
RIF U.S. Strategic Equity Fund 598,130 9,343
11,419
International Equities - 57.8%
RIC Emerging Markets Fund Class Y 74,815 1,068
RIC Global Equity Fund Class Y 2,654,176 20,225
RIF International Developed Markets Fund 285,266 3,007
24,300
Multi-Asset - 10.1%
RIC Multi-Asset Growth Strategy Fund Class Y 466,293 4,229
Total Investments in Affiliated Funds
(cost $45,144 ) 42,052
Total Investments - 100.1%
(identified cost $45,144) 42,052
Other Assets and Liabilities, Net - (0.1)%
(35)
Net Assets - 100.0%
42,017

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 49
Statement of Assets and Liabilities — December 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 45,144
Investments, at fair value(>) ........................................................................................................................................................
42,052
Receivables:
Fund shares sold ............................................................................................................................................................... 5
From affiliates .................................................................................................................................................................. 1
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
42,059
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 5
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 35
Total liabilities ...........................................................................................................................................................
42
Net Assets ...............................................................................................................................................................
$ 42,017

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (4,063)
Shares of beneficial interest .........................................................................................................................................................
55
Additional paid-in capital ............................................................................................................................................................
46,025
Net Assets ...............................................................................................................................................................
$ 42,017
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 7.71
Net assets ............................................................................................................................................................................. $ 42,016,705
Shares outstanding ($.01 par value) ..................................................................................................................................... 5,451,780
Amounts in thousands
(>)     Investments in affiliated funds $ 42,052
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 51
Statement of Operations — For the Period Ended December 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 592
Expenses
Advisory fees ................................................................................................................................................................... 89
Administrative fees .......................................................................................................................................................... 19
Custodian fees .................................................................................................................................................................. 29
Transfer agent fees ........................................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 39
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 5
Expenses before reductions .............................................................................................................................................. 194
Expense reductions .......................................................................................................................................................... (127)
Net expenses ................................................................................................................................................................................
67
Net investment income (loss) .......................................................................................................................................................
525
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (58 1 )
Capital gain distributions from affiliated funds ............................................................................................................... 846
Net realized gain (loss) ................................................................................................................................................................
26 5
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (9,97 1 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (9,97 1 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (9,706)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (9,181)

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 525 $ 2,163
Net realized gain (loss) ....................................................................................................................... 265 7,282
Net change in unrealized appreciation (depreciation) ........................................................................ (9,971) (748)
Net increase (decrease) in net assets from operations .............................................................................. (9,181) 8,697
Distributions
To shareholders ................................................................................................................................... (2,752) (6,502)
Net decrease in net assets from distributions ............................................................................................ (2,752) (6,502)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 1,875 4,558
Total Net Increase (Decrease) in Net Assets ........................................................................
(10,058) 6,753
Net Assets
Beginning of period .................................................................................................................................. 52,075 45,322
End of period .............................................................................................................................................
$ 42,017 $ 52,075
* Share transaction amounts (in thousands) for the periods ended December 31, 2022 and December 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 333 $ 2,739 345 $ 3,689
Proceeds from reinvestment of distributions 318 2,752 666 6,502
Payments for shares redeemed (437) (3,616) (545) (5,633)
Total increase (decrease)
214 $ 1,875 466 $ 4,558

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2022 9.94 .10 (1.81) (1.71) (.10) (.42)
December 31, 2021 9.50 .46 1.36 1.82 (.53) (.85)
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 55
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.52) 7.71 (17.68) 42,017 .44 .15 1.18 9
(1.38) 9.94 19.61 52,075 .43 .15 4.38 48
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2022 and December 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 1,537
Transfer agent fees 160
Trustee fees 214
$ 1,911
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,629 $ 407 $ 195 $ (9) $ (728) $ 2,104 $ 18 $ 19
RIF U.S. Small Cap Equity Fund 2,607 249 314 (72) (394) 2,076 10 42
RIF U.S. Strategic Equity Fund 11,724 1,561 684 (139) (3,119) 9,343 81 728
RIC Emerging Markets Fund 1,297 271 194 (43) (263) 1,068 25 —
RIC Global Equity Fund 24,980 1,144 1,401 (167) (4,331) 20,225 416 1
RIF International Developed
Markets Fund 3,656 420 550 (79) (440) 3,007 3 56
RIC Multi-Asset Growth Strategy
Fund 5,228 348 579 (72) (696) 4,229 39 —
$ 52,121 $ 4,400 $ 3,917 $ (581) $ (9,971) $ 42,052 $ 592 $ 846
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 46,045,039 $ 1,285,787 $ (5,278,375) $ (3,992,588) $ — $ 431,169
December 31, 2022 December 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 514,587 $ 2,237,906 $ — $ 2,513,157 $ 3,988,420 $ —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Highlights — December 31, 2022
Notes to Financial Highlights 57
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(e) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — December 31, 2022
58 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the fiscal year ended December 31, 2022.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic allocation to equity, fixed income, multi-asset and alternative asset classes effective May 1, 2022. As of December 31, 2022, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC Global
Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC Unconstrained Total Return,
and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Asset
Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 38% 58% 74% 85%
Fixed Income 49% 30% 11% —%
Multi-Asset 10% 8% 10% 10%
Alternative # 3% 4% 5% 5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 59
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of December 31, 2022, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2022
60 Notes to Financial Statements
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2019 through
December 31, 2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 61
LIBOR
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon London Interbank Offer Rate (“LIBOR”).
LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured
Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an
Underlying Fund and any Fund invested in such Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance,

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2022
62 Notes to Financial Statements
including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended December 31, 2022, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administration fee of up to 0.0425% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2022:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Purchases Sales
Moderate Strategy Fund $ 5,205,486 $ 13,816,799
Balanced Strategy Fund 13,395,013 22,298,498
Growth Strategy Fund 9,622,584 15,119,847
Equity Growth Strategy Fund 4,400,295 3,917 ,116
Advisory Administrative
Moderate Strategy Fund
$ 159,575 $ 33,910
Balanced Strategy Fund
441,889 93,901
Growth Strategy Fund
351,069 74,602
Equity Growth Strategy Fund
89,058 18,925

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2022
Notes to Financial Statements 63
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended December 31, 2022, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2022 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was $2,277,500.
5. Federal Income Taxes
As of December 31, 2022, the Moderate Strategy Fund had net tax basis capital loss carryforwards which may be applied against future net realized taxable gains in each succeeding period. Available capital loss carryforwards is as follows:
Waiver Reimbursement Total
Moderate Strategy Fund $ 159,575 $ 22,133 $ 181,708
Balanced Strategy Fund 367,215 — 367,215
Growth Strategy Fund 288,085 — 288,085
Equity Growth Strategy Fund 89,058 38,317 127,375
Amount
Moderate Strategy Fund
$ 3,511
Balanced Strategy Fund
9,722
Growth Strategy Fund
7,723
Equity Growth Strategy Fund
1,960

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2022
64 Notes to Financial Statements
6. Record Ownership
As of December 31, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31,
2022.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Short-Term Long-Term Totals
Moderate Strategy Fund $ 186,541 $ — $ 186,541
# of Shareholders %
Moderate Strategy Fund
2 95.6
Balanced Strategy Fund
2 97.2
Growth Strategy Fund
2 96.8
Equity Growth Strategy Fund
2 95.5

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 65
To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy Fund,
Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (four of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
February 14, 2023
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101

Report of Independent Registered Public Accounting Firm
66 Report of Independent Registered Public Accounting Firm
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Tax Information— December 31, 2022 (Unaudited)
Tax Information 67
For the tax year ended December 31, 2022, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2023 will show the tax status of all distributions paid to your account in calendar year
2022.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2022:
Moderate Strategy $2,140,261
Balanced Strategy $8,126,266
Growth Strategy $8,247,066
Equity Growth Strategy $2,237,906
Moderate Strategy 12.1%
Balanced Strategy 17.5%
Growth Strategy 34.2%
Equity Growth Strategy 40.3%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — December 31, 2022
(Unaudited)
68 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the
Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — December 31,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 69
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies;(1) Ms.
Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-
national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies;
Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Operating Officer of an affiliate of RIM and is therefore an Interested Trustee.
(1) Ms. Blake was a trustee until December 31, 2022.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2021 – 2022, Chief
Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President,
Russell Investments
40
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
70 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
(1) Ms. Blake was a Trustee until December 31, 2022.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake(1)
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40
Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
40
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 71
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
72 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected
and qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40
Until
March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 73
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
74 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern
Trust Company (financial services
company)
40
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired
40
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 75
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2021 – 2022, Chief Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President, Russell Investments
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, February 2020
to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Global Chief Investment Officer and Co-President, Russell
Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — December 31, 2022 (Unaudited)
76 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Kristianne Blake(1)
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
(1) Ms. Blake was a Trustee until December 31, 2022
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2022; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 13(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2021     $290,889
2022     $282,793

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2021    $103,397                                 Tax services performed in connection with the audit
2022    $100,329                                 Tax services performed in connection with the audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2021    $92,865                                   Tax services
2022    $92,865                                   Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2021    $0
2022    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2021   $0
2022   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 15, 2023

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  February 15, 2023

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
[2]
 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.